UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                                                                   FORM N-CSR

                                               CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                                                          MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)
c/o BlackRock Fund Advisors
400 Howard Street, San Francisco, CA		94105
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	July 31, 2023

Date of reporting period:	July 31, 2023

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.
JULY 31, 2023
2023 Annual Report
iShares Trust
iShares ESG Aware Aggressive Allocation ETF | EAOA | Cboe BZX
iShares ESG Aware Conservative Allocation ETF | EAOK | Cboe BZX
iShares ESG Aware Growth Allocation ETF | EAOR | Cboe BZX
iShares ESG Aware Moderate Allocation ETF | EAOM | Cboe BZX

Dear Shareholder,
Despite an uncertain economic landscape during the 12-month reporting period ended July 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.
Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities advanced, including large- and small-capitalization U.S. stocks and equities from developed and emerging markets.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-
grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period ended July 31, 2023. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for a pause, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the
Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.
We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near-term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near-term as growth trends for emerging markets appear brighter. We also believe that stocks with an A.I. tilt should benefit from an investment cycle that is set to support revenues and margins. We are neutral on credit overall amid tightening credit and financial conditions; however, there are selective opportunities in the near term. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of July 31, 2023
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
13.52% 13.02%
U.S. small cap equities
(Russell 2000
®
Index)
4.51 7.91
International equities
(MSCI Europe, Australasia,
Far East Index)
6.65 16.79
Emerging market equities
(MSCI Emerging Markets
Index)
3.26 8.35
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.34 3.96
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(2.08) (7.56)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(1.02) (3.37)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.20 0.93
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
2.92 4.42
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Important Tax Information
(Unaudited)
................................................................................................. 37

Market Overview
2023
iShares Annual Report To Shareholders
4
iShares Trust
Global Market Overview
Global equity markets advanced during the 12 months ended July 31, 2023 (“reporting period”), supported by continued economic growth and moderating inflation. The MSCI
ACWI, a broad global equity index that includes both developed and emerging markets, returned 12.91% in U.S. dollar terms for the reporting period. Despite concerns about the impact of higher interest rates and rising prices, the global economy continued to grow, albeit at a slower pace than during the initial post-pandemic recovery. Inflation began to subside in most regions of the world, and lower energy prices reduced pressure on consumers, leading consumer and business sentiment to improve. While the
Russian invasion of Ukraine continued to disrupt trade in Europe and elsewhere, market adaptation lessened the economic impact of the ongoing war. The prices of oil, natural gas, and wheat all declined during the reporting period, easing pressure on the world’s economies.
The U.S. Federal Reserve (“Fed”) tightened monetary policy rapidly, raising short-term interest rates seven times during the reporting period. The pace of tightening decelerated as the Fed twice lowered the increment of increase before pausing entirely in June 2023, the first time it declined to take action since the tightening cycle began.
However, the Fed then raised interest rates again at its July 2023 meeting and stated that it would continue to monitor economic data. The Fed also continued to decrease the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic.
Despite the tightening financial conditions, the U.S. economy demonstrated continued strength, and U.S. equities advanced. The economy returned to growth in the third quarter of 2022 and showed robust, if slightly slower, growth thereafter. Consumers powered the economy and increased their spending in both nominal and inflation-adjusted terms. Spending was helped by a strong labor market, as unemployment remained very low in historic terms, and the total number of employed persons reached an all-time high. Tightness in the labor market drove higher wages, although wage growth slowed as the reporting period continued.
European stocks outpaced their counterparts in most other regions of the globe, advancing strongly for the reporting period despite modest economic growth. European stocks benefited from a solid recovery following the early phases of the war in Ukraine. While the conflict disrupted critical natural gas supplies, new sources were secured and prices declined, while a warm winter helped moderate consumption. The European Central Bank (“ECB”) responded to the highest inflation since the introduction of the euro by raising interest rates eight times and beginning to reduce the size of its debt holdings.
Stocks in the Asia-Pacific region gained, albeit at a slower pace than other regions of the world. Japan returned to growth in the fourth quarter of 2022 and first quarter of
2023, as strong business investment and exports helped boost the economy and support Japanese equities. However, Chinese stocks were negatively impacted by slowing economic growth. While investors were initially optimistic following China’s lifting of several pandemic-related lockdowns in December 2022, subsequent performance disappointed, and tensions with the U.S. increased. Emerging market stocks advanced, as the improving global economic environment reassured investors. The declining value of the U.S. dollar relative to many other currencies and the slowing pace of the Fed’s interest rate increases also supported emerging market stocks.

Fund Summary
as of July 31, 2023

Fund Summary
iShares
®
ESG Aware Aggressive Allocation ETF
Investment Objective
The iShares ESG Aware Aggressive Allocation ETF (the
“
Fund
”
) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social and governance characteristics intended to represent an aggressive risk profile, as represented by the BlackRock ESG
Aware Aggressive Allocation Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was June 12, 2020. The first day of secondary market trading was June 18, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year
Since
Inception 1 Year
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.82% 9.11% 8.82% 31.47%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.80 9.10 8.80 31.42
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.81 9.16 8.81 31.62
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,072.70 $ 0.10 $ 1,000.00 $ 1,024.70 $ 0.10 0.02%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Fund Summary
as of July 31, 2023 (continued)
2023
iShares Annual Report to Shareholders
6
iShares
®
ESG Aware Aggressive Allocation ETF
Portfolio Management Commentary
Investor interest in sustainable investment strategies was mixed during the reporting period. In Europe, sustainable investments continued to attract net inflows, although the rate of net purchases slowed in the second quarter of 2023. In the U.S., however, there were net outflows during the period amid persistent inflation, rising interest rates, and recessionary fears.
The Index’s mix of stock and bond funds with positive ESG characteristics designed to represent an aggressive target risk allocation strategy advanced for the reporting period. The equity allocation, which represented approximately 80% of the Index on average for the reporting period, contributed the most to the Index’s return. U.S. stocks were the leading source of strength, as the information technology sector was buoyed by investor optimism surrounding new developments in artificial intelligence (“AI”)
applications. The semiconductors and semiconductor equipment industry gained notably, driven by strong interest in the computationally intensive area of generative
AI, benefiting companies that manufacture the specialty microchips that can be used for these applications. The U.S. software and services industry also advanced, as an investment by a large systems software company in a leading AI company enabled the incorporation of AI into a search engine, driving optimism about other future applications.
International stocks from developed economies also contributed to the Index’s return, led by Japanese and French stocks. The Japanese industrials sector advanced amidst a broader economic rebound. French stocks climbed due to strength in the consumer discretionary sector. On the downside, the Index’s bond allocation, which represented approximately 20% of the Index on average for the reporting period, detracted from the Index’s performance. U.S. bonds declined the most, as the Fed’s seven interest rate increases during the reporting period worked against bond prices, making existing bonds relatively less attractive.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Class
Percent of
Total Investments
(a)
Domestic Equity ................................. 53.9%
International Equity ............................... 27.6
Domestic Fixed Income ............................ 18.5
FIVE LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares ESG Aware MSCI USA ETF ..................... 48.7%
iShares ESG Aware MSCI EAFE ETF .................... 19.1
iShares ESG Aware U.S. Aggregate Bond ETF .............. 18.5
iShares ESG Aware MSCI EM ETF ...................... 8.5
iShares ESG Aware MSCI USA Small-Cap ETF ............. 5.2
(a)
Excludes money market funds.

Fund Summary
as of July 31, 2023

Fund Summary
iShares
®
ESG Aware Conservative Allocation ETF
Investment Objective
The iShares ESG Aware Conservative Allocation ETF (the
“
Fund
”
) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social and governance characteristics intended to represent a conservative risk profile, as represented by the BlackRock ESG
Aware Conservative Allocation Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was June 12, 2020. The first day of secondary market trading was June 18, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year
Since
Inception 1 Year
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.93% 0.98% 0.93% 3.09%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.93 0.98 0.93 3.10
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.95 1.03 0.95 3.26
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,019.80 $ 0.30 $ 1,000.00 $ 1,024.50 $ 0.30 0.06%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Fund Summary
as of July 31, 2023 (continued)
2023
iShares Annual Report to Shareholders
8
iShares
®
ESG Aware Conservative Allocation ETF
Portfolio Management Commentary
Investor interest in sustainable investment strategies was mixed during the reporting period. In Europe, sustainable investments continued to attract net inflows, although the rate of net purchases slowed in the second quarter of 2023. In the U.S., however, there were net outflows during the period amid persistent inflation, rising interest rates, and recessionary fears.
The Index’s mix of stock and bond funds with positive ESG characteristics designed to represent a conservative target risk allocation strategy advanced modestly for the reporting period. The equity allocation, which represented approximately 30% of the Index on average for the reporting period, contributed the most to the Index’s return. U.S.
stocks were the leading source of strength, as the information technology sector was buoyed by investor optimism surrounding new developments in artificial intelligence
(“AI”) applications. The semiconductors and semiconductor equipment industry gained notably, driven by strong interest in the computationally intensive area of generative
AI, benefiting companies that manufacture the specialty microchips that can be used for these applications. International stocks from developed economies also contributed, led by Japanese stocks amid an economic rebound.
On the downside, the Index’s bond allocation, which represented approximately 70% of the Index on average for the reporting period, detracted from the Index’s performance.
U.S. bonds detracted the most, as the Fed’s seven interest rate increases during the reporting period worked against bond prices, making existing bonds relatively less attractive. U.S. Treasuries declined, as the continued strength of the U.S. economy and the Fed’s outlook led investors to reassess the trajectory of interest rates. Issuance of U.S. Treasuries was substantial amid high deficit spending.
Mortgage-backed securities (“MBS”) also detracted from the Index’s return, as the Fed moved from net-buying to net-selling MBS, and investor interest in MBS cooled, driving mortgage rates to the highest level in 21 years. Corporate bonds also declined, weighed on by inflationary pressure and higher interest rates.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Class
Percent of
Total Investments
(a)
Domestic Fixed Income ............................ 68.0%
Domestic Equity ................................. 21.2
International Equity ............................... 10.8
FIVE LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares ESG Aware U.S. Aggregate Bond ETF .............. 68.0%
iShares ESG Aware MSCI USA ETF ..................... 19.2
iShares ESG Aware MSCI EAFE ETF .................... 7.5
iShares ESG Aware MSCI EM ETF ...................... 3.3
iShares ESG Aware MSCI USA Small-Cap ETF ............. 2.0
(a)
Excludes money market funds.

Fund Summary
as of July 31, 2023

Fund Summary
iShares
®
ESG Aware Growth Allocation ETF
Investment Objective
The iShares ESG Aware Growth Allocation ETF (the
“
Fund
”
) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social and governance characteristics intended to represent a growth risk profile, as represented by the BlackRock ESG Aware
Growth Allocation Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the
Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was June 12, 2020. The first day of secondary market trading was June 18, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year
Since
Inception 1 Year
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.62% 5.86% 5.62% 19.56%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.63 5.86 5.63 19.55
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.63 5.92 5.63 19.74
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,051.50 $ 0.20 $ 1,000.00 $ 1,024.60 $ 0.20 0.04%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Fund Summary
as of July 31, 2023 (continued)
2023
iShares Annual Report To Shareholders
10
iShares
®
ESG Aware Growth Allocation ETF
Portfolio Management Commentary
Investor interest in sustainable investment strategies was mixed during the reporting period. In Europe, sustainable investments continued to attract net inflows, although the rate of net purchases slowed in the second quarter of 2023. In the U.S., however, there were net outflows during the period amid persistent inflation, rising interest rates, and recessionary fears.
The Index’s mix of stock and bond funds with positive ESG characteristics designed to represent a growth target risk allocation strategy advanced for the reporting period.
The equity allocation, which represented approximately 60% of the Index on average for the reporting period, contributed the most to the Index’s return. U.S. stocks were the leading source of strength, as the information technology sector was buoyed by investor optimism surrounding new developments in artificial intelligence (“AI”) applications.
The semiconductors and semiconductor equipment industry gained notably, driven by strong interest in the computationally intensive area of generative AI, benefiting companies that manufacture the specialty microchips that can be used for these applications. The U.S. software and services industry also advanced, as an investment by a large systems software company in a leading AI company enabled the incorporation of AI into a search engine, driving optimism about other future applications. International stocks from developed economies also contributed to the Index’s return, led by Japanese and French stocks. The Japanese industrials sector advanced amidst a broader economic rebound. French stocks climbed due to strength in the consumer discretionary sector.
On the downside, the Index’s bond allocation, which represented approximately 40% of the Index on average for the reporting period, detracted from the Index’s performance.
U.S. bonds declined the most, as the Fed’s seven interest rate increases during the reporting period worked against bond prices, making existing bonds relatively less attractive.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Class
Percent of
Total Investments
(a)
Domestic Equity ................................. 41.2%
Domestic Fixed Income ............................ 37.7
International Equity ............................... 21.1
FIVE LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares ESG Aware U.S. Aggregate Bond ETF .............. 37.7%
iShares ESG Aware MSCI USA ETF ..................... 37.2
iShares ESG Aware MSCI EAFE ETF .................... 14.6
iShares ESG Aware MSCI EM ETF ...................... 6.5
iShares ESG Aware MSCI USA Small-Cap ETF ............. 4.0
(a)
Excludes money market funds.

Fund Summary
as of July 31, 2023

Fund Summary
iShares
®
ESG Aware Moderate Allocation ETF
Investment Objective
The iShares ESG Aware Moderate Allocation ETF (the
“
Fund
”
) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social and governance characteristics intended to represent a moderate risk profile, as represented by the BlackRock ESG Aware
Moderate Allocation Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was June 12, 2020. The first day of secondary market trading was June 18, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year
Since
Inception 1 Year
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.48% 2.61% 2.48% 8.43%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.44 2.61 2.44 8.41
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.50 2.66 2.50 8.57
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,030.40 $ 0.25 $ 1,000.00 $ 1,024.55 $ 0.25 0.05%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Fund Summary
as of July 31, 2023 (continued)
2023
iShares Annual Report to Shareholders
12
iShares
®
ESG Aware Moderate Allocation ETF
Portfolio Management Commentary
Investor interest in the sustainable investment strategies was mixed during the reporting period. In Europe, sustainable investments continued to attract net inflows, although the rate of net purchases slowed in the second quarter of 2023. In the U.S., however, there were net outflows during the period amid persistent inflation, rising interest rates, and recessionary fears.
The Index’s mix of stock and bond funds with positive ESG characteristics designed to represent a moderate target risk allocation strategy advanced for the reporting period.
The equity allocation, which represented approximately 40% of the Index on average for the reporting period, contributed the most to the Index’s return. U.S. stocks were the leading source of strength, as the information technology sector was buoyed by investor optimism surrounding new developments in artificial intelligence (“AI”) applications.
The semiconductors and semiconductor equipment industry gained notably, driven by strong interest in the computationally intensive area of generative AI, benefiting companies that manufacture the specialty microchips that can be used for these applications. The U.S. software and services industry also advanced, as an investment by a large systems software company in a leading AI company enabled the incorporation of AI into a search engine. International stocks from developed economies also contributed to the Index’s return, led by Japanese industrials.
On the downside, the Index’s bond allocation, which represented approximately 60% of the Index on average for the reporting period, detracted from the Index’s performance.
U.S. bonds declined the most, as the Fed’s seven interest rate increases during the reporting period worked against bond prices, making existing bonds relatively less attractive. U.S. Treasuries declined, as the continued strength of the U.S. economy and the Fed’s outlook led investors to reassess the trajectory of interest rates. Issuance of U.S. Treasuries was substantial amid high deficit spending.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Class
Percent of
Total Investments
(a)
Domestic Fixed Income ............................ 57.7%
Domestic Equity ................................. 28.0
International Equity ............................... 14.3
FIVE LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares ESG Aware U.S. Aggregate Bond ETF .............. 57.7%
iShares ESG Aware MSCI USA ETF ..................... 25.3
iShares ESG Aware MSCI EAFE ETF .................... 9.9
iShares ESG Aware MSCI EM ETF ...................... 4.4
iShares ESG Aware MSCI USA Small-Cap ETF ............. 2.7
(a)
Excludes money market funds.

About Fund Performance

About Fund Performance / Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2023
iShares Annual Report to Shareholders
Schedule of Investments
July 31, 2023
iShares
®
ESG Aware Aggressive Allocation ETF
14
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 53.8%
(a)
iShares ESG Aware MSCI USA ETF ....... 121,225 $ 12,226,753
iShares ESG Aware MSCI USA Small-Cap ETF 34,934 1,305,484
13,532,237
Domestic Fixed Income — 18.5%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 98,815 4,647,269
International Equity — 27.6%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 64,137 4,794,882
iShares ESG Aware MSCI EM ETF ........ 63,201 2,124,818
6,919,700
Total Long-Term Investments — 99.9%
(Cost: $25,028,881) ............................... 25,099,206
Security Shares Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.22%
(a)(b)
.................. 37,051 $ 37,051
Total Short-Term Securities — 0.1%
(Cost: $37,051) .................................. 37,051
Total Investments — 100.0%
(Cost: $25,065,932) ............................... 25,136,257
Other Assets Less Liabilities — 0.0% .................... 387
Net Assets — 100.0% ............................... $ 25,136,644
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
.............. $ — $ — $ (167)
(b)
$ 167 $ — $ — — $ 5,512
(c)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 20,000 17,051
(b)
— — — 37,051 37,051 1,416 —
iShares ESG Aware MSCI EAFE
ETF .................. 3,785,623 694,574 (200,985) (25,017) 540,687 4,794,882 64,137 99,972 —
iShares ESG Aware MSCI EM
ETF .................. 1,687,296 367,431 (36,042) (16,315) 122,448 2,124,818 63,201 42,505 —
iShares ESG Aware MSCI USA
ETF .................. 9,687,455 1,747,702 (271,376) (37,490) 1,100,462 12,226,753 121,225 166,661 —
iShares ESG Aware MSCI USA
Small-Cap ETF .......... 1,139,735 184,374 (100,819) (19,880) 102,074 1,305,484 34,934 17,222 —
iShares ESG Aware U.S.
Aggregate Bond ETF ...... 4,312,148 881,079 (258,592) (47,587) (239,779) 4,647,269 98,815 114,126 —
$ (146,122) $ 1,625,892 $ 25,136,257 $ 447,414 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
July 31, 2023
iShares
®
ESG Aware Aggressive Allocation ETF
Schedule of Investments
15
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 25,099,206 $ — $ — $ 25,099,206
Short-Term Securities
Money Market Funds ...................................... 37,051 — — 37,051
$ 25,136,257 $ — $ — $ 25,136,257

2023
iShares Annual Report to Shareholders
Schedule of Investments
July 31, 2023
iShares
®
ESG Aware Conservative Allocation ETF
16
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 21.1%
(a)
iShares ESG Aware MSCI USA ETF ....... 13,902 $ 1,402,155
iShares ESG Aware MSCI USA Small-Cap ETF 4,006 149,704
1,551,859
Domestic Fixed Income — 67.8%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 105,765 4,974,128
International Equity — 10.8%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 7,355 549,860
iShares ESG Aware MSCI EM ETF ........ 7,248 243,678
793,538
Total Long-Term Investments — 99.7%
(Cost: $8,399,107) ................................ 7,319,525
Security Shares Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.22%
(a)(b)
.................. 20,602 $ 20,602
Total Short-Term Securities — 0.3%
(Cost: $20,602) .................................. 20,602
Total Investments — 100.0%
(Cost: $8,419,709) ................................ 7,340,127
Other Assets Less Liabilities — 0.0% .................... 390
Net Assets — 100.0% ............................... $ 7,340,517
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
.............. $ — $ — $ (563)
(b)
$ 563 $ — $ — — $ 1,628
(c)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ — 20,602
(b)
— — — 20,602 20,602 629 —
iShares ESG Aware MSCI EAFE
ETF .................. 581,920 293,149 (393,296) (15,614) 83,701 549,860 7,355 12,458 —
iShares ESG Aware MSCI EM
ETF .................. 259,520 128,757 (155,611) (11,031) 22,043 243,678 7,248 5,579 —
iShares ESG Aware MSCI USA
ETF .................. 1,488,596 690,740 (906,007) (23,440) 152,266 1,402,155 13,902 22,387 —
iShares ESG Aware MSCI USA
Small-Cap ETF .......... 175,322 68,293 (104,451) (6,022) 16,562 149,704 4,006 2,339 —
iShares ESG Aware U.S.
Aggregate Bond ETF ...... 6,183,545 2,699,308 (3,492,921) (203,943) (211,861) 4,974,128 105,765 142,990 —
$ (259,487) $ 62,711 $ 7,340,127 $ 188,010 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
July 31, 2023
iShares
®
ESG Aware Conservative Allocation ETF
Schedule of Investments
17
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 7,319,525 $ — $ — $ 7,319,525
Short-Term Securities
Money Market Funds ...................................... 20,602 — — 20,602
$ 7,340,127 $ — $ — $ 7,340,127

2023
iShares Annual Report to Shareholders
Schedule of Investments
July 31, 2023
iShares
®
ESG Aware Growth Allocation ETF
18
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 41.1%
(a)
iShares ESG Aware MSCI USA ETF ....... 63,016 $ 6,355,794
iShares ESG Aware MSCI USA Small-Cap ETF 18,160 678,639
7,034,433
Domestic Fixed Income — 37.6%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 136,977 6,442,028
International Equity — 21.1%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 33,340 2,492,499
iShares ESG Aware MSCI EM ETF ........ 32,853 1,104,518
3,597,017
Total Long-Term Investments — 99.8%
(Cost: $16,964,980) ............................... 17,073,478
Security Shares Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.22%
(a)(b)
.................. 33,818 $ 33,818
Total Short-Term Securities — 0.2%
(Cost: $33,818) .................................. 33,818
Total Investments — 100.0%
(Cost: $16,998,798) ............................... 17,107,296
Other Assets Less Liabilities — 0.0% .................... 187
Net Assets — 100.0% ............................... $ 17,107,483
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
.............. $ — $ — $ (144)
(b)
$ 144 $ — $ — — $ 4,399
(c)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 20,000 13,818
(b)
— — — 33,818 33,818 1,280 —
iShares ESG Aware MSCI EAFE
ETF .................. 1,877,583 1,200,591 (882,800) 29,931 267,194 2,492,499 33,340 59,312 —
iShares ESG Aware MSCI EM
ETF .................. 837,344 552,572 (349,581) (2,555) 66,738 1,104,518 32,853 24,133 —
iShares ESG Aware MSCI USA
ETF .................. 4,802,786 2,983,165 (2,070,191) 229,665 410,369 6,355,794 63,016 96,065 —
iShares ESG Aware MSCI USA
Small-Cap ETF .......... 565,918 333,111 (270,968) 24,514 26,064 678,639 18,160 9,959 —
iShares ESG Aware U.S.
Aggregate Bond ETF ...... 5,700,450 3,560,839 (2,428,484) (72,601) (318,176) 6,442,028 136,977 171,661 —
$ 209,098 $ 452,189 $ 17,107,296 $ 366,809 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
July 31, 2023
iShares
®
ESG Aware Growth Allocation ETF
Schedule of Investments
19
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 17,073,478 $ — $ — $ 17,073,478
Short-Term Securities
Money Market Funds ...................................... 33,818 — — 33,818
$ 17,107,296 $ — $ — $ 17,107,296

2023
iShares Annual Report to Shareholders
Schedule of Investments
July 31, 2023
iShares
®
ESG Aware Moderate Allocation ETF
20
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 27.9%
(a)
iShares ESG Aware MSCI USA ETF ....... 12,926 $ 1,303,716
iShares ESG Aware MSCI USA Small-Cap ETF 3,725 139,203
1,442,919
Domestic Fixed Income — 57.6%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 63,216 2,973,048
International Equity — 14.3%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 6,839 511,284
iShares ESG Aware MSCI EM ETF ........ 6,739 226,565
737,849
Total Long-Term Investments — 99.8%
(Cost: $5,770,320) ................................ 5,153,816
Security Shares Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.22%
(a)(b)
.................. 12,797 $ 12,797
Total Short-Term Securities — 0.2%
(Cost: $12,797) .................................. 12,797
Total Investments — 100.0%
(Cost: $5,783,117) ................................ 5,166,613
Liabilities in Excess of Other Assets — (0.0) % ............. (59)
Net Assets — 100.0% ............................... $ 5,166,554
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
.............. $ — $ — $ (85)
(b)
$ 85 $ — $ — — $ 1,864
(c)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 10,000 — 2,797
(b)
— — 12,797 12,797 442 —
iShares ESG Aware MSCI EAFE
ETF .................. 462,609 1,018,854 (1,031,506) (1,815) 63,142 511,284 6,839 12,175 —
iShares ESG Aware MSCI EM
ETF .................. 206,304 432,838 (420,823) (5,623) 13,869 226,565 6,739 6,090 —
iShares ESG Aware MSCI USA
ETF .................. 1,183,396 2,403,720 (2,368,631) (39,273) 124,504 1,303,716 12,926 21,126 —
iShares ESG Aware MSCI USA
Small-Cap ETF .......... 139,444 272,551 (273,522) (10,852) 11,582 139,203 3,725 2,214 —
iShares ESG Aware U.S.
Aggregate Bond ETF ...... 3,160,152 6,021,352 (6,043,728) 16,271 (180,999) 2,973,048 63,216 84,618 —
$ (41,207) $ 32,098 $ 5,166,613 $ 128,529 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
July 31, 2023
iShares
®
ESG Aware Moderate Allocation ETF
Schedule of Investments
21
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 5,153,816 $ — $ — $ 5,153,816
Short-Term Securities
Money Market Funds ...................................... 12,797 — — 12,797
$ 5,166,613 $ — $ — $ 5,166,613

Statements of Assets and Liabilities

July 31, 2023
2023
iShares Annual Report to Shareholders
22
See notes to financial statements.
iShares
ESG Aware
Aggressive
Allocation ETF
iShares
ESG Aware
Conservative
Allocation ETF
iShares ESG
Aware Growth
Allocation ETF
iShares ESG
Aware Moderate
Allocation ETF
ASSETS
Investments, at value — affiliated
(a)
............................................ $ 25,136,257 $ 7,340,127 $ 17,107,296 $ 5,166,613
Cash   ............................................................... 194 3 351 —
Receivables: – – – –
Securities lending income — affiliated ........................................ 179 84 — —
Dividends — affiliated ................................................... 229 89 204 68
Other assets ........................................................... 167 564 143 86
Total assets ...........................................................
25,137,026 7,340,867 17,107,994 5,166,767
LIABILITIES
Payables: – – – –
Investment advisory fees ................................................. 382 350 511 213
Total liabilities ..........................................................
382 350 511 213
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 25,136,644 $ 7,340,517 $ 17,107,483 $ 5,166,554
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 25,246,839 $ 8,516,634 $ 17,111,325 $ 5,848,365
Accumulated loss ....................................................... (110,195) (1,176,117) (3,842) (681,811)
NET ASSETS ..........................................................
$ 25,136,644 $ 7,340,517 $ 17,107,483 $ 5,166,554
NET ASSET VALUE
Shares outstanding ......................................................
800,000 300,000 600,000 200,000
Net asset value .........................................................
$ 31.42 $ 24.47 $ 28.51 $ 25.83
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — affiliated ............................................ $ 25,065,932 $ 8,419,709 $ 16,998,798 $ 5,783,117

Statements of Operations
Year Ended July 31, 2023

Financial Statements
See notes to financial statements.
iShares
ESG Aware
Aggressive
Allocation ETF
iShares
ESG Aware
Conservative
Allocation ETF
iShares ESG
Aware Growth
Allocation ETF
iShares ESG
Aware Moderate
Allocation ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 441,902 $ 186,382 $ 362,410 $ 126,665
Securities lending income — affiliated — net ................................... 5,512 1,628 4,399 1,864
Total investment income ...................................................
447,414 188,010 366,809 128,529
EXPENSES
Investment advisory .................................................... 37,911 13,666 28,244 9,567
Total expenses .........................................................
37,911 13,666 28,244 9,567
Less: – – – –
Investment advisory fees waived ........................................... (33,436) (9,259) (22,614) (6,877)
Total expenses after fees waived .............................................
4,475 4,407 5,630 2,690
Net investment income ....................................................
442,939 183,603 361,179 125,839
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,479,770 $ (196,777) $ 661,287 $ (9,109)
Net realized gain (loss) from:
Investments — affiliated ............................................... $ (146,122) $ (47,139) $ (106,875) $ (36,319)
In-kind redemptions — affiliated
(a)
......................................... — (212,348) 315,973 (4,888)
(146,122) (259,487) 209,098 (41,207)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................... 1,625,892 62,711 452,189 32,098
Net realized and unrealized gain (loss) .........................................
1,479,770 (196,776) 661,287 (9,109)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........
$ 1,922,709 $ (13,173) $ 1,022,466 $ 116,730
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2023
iShares Annual Report to Shareholders
24
See notes to financial statements.
iShares ESG Aware Aggressive Allocation
ETF
iShares ESG Aware Conservative
Allocation ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/23
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 442,939 $ 374,326 $ 183,603 $ 442,525
Net realized gain (loss) .................................................... (146,122) 506,060 (259,487) (3,662,192)
Net change in unrealized appreciation (depreciation) ................................ 1,625,892 (3,163,772) 62,711 (1,382,720)
Net increase (decrease) in net assets resulting from operations ...........................
1,922,709 (2,283,386) (13,173) (4,602,387)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(442,363) (374,625) (183,635) (442,927)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
3,017,083 3,156,575 (1,159,461) 8,147,760
NET ASSETS
Total increase (decrease) in net assets ........................................... 4,497,429 498,564 (1,356,269) 3,102,446
Beginning of year ..........................................................
20,639,215 20,140,651 8,696,786 5,594,340
End of year ..............................................................
$ 25,136,644 $ 20,639,215 $ 7,340,517 $ 8,696,786
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
iShares ESG Aware Growth Allocation
ETF
iShares ESG Aware Moderate Allocation
ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/23
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 361,179 $ 160,841 $ 125,839 $ 91,784
Net realized gain (loss) .................................................... 209,098 (4,367) (41,207) 231,351
Net change in unrealized appreciation (depreciation) ................................ 452,189 (1,174,268) 32,098 (1,005,012)
Net increase (decrease) in net assets resulting from operations ...........................
1,022,466 (1,017,794) 116,730 (681,877)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(361,288) (161,159) (125,927) (92,019)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .........................
2,633,944 7,180,313 13,293 126,056
NET ASSETS
Total increase (decrease) in net assets ........................................... 3,295,122 6,001,360 4,096 (647,840)
Beginning of year ..........................................................
13,812,361 7,811,001 5,162,458 5,810,298
End of year ..............................................................
$ 17,107,483 $ 13,812,361 $ 5,166,554 $ 5,162,458
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
iShares Annual Report to Shareholders
26
iShares ESG Aware Aggressive Allocation ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Period from
06/12/20
(a)
to 07/31/20
Net asset value, beginning of period .............................................
$ 29.48  $ 33.57  $ 26.74  $ 25.32
Net investment income
(b)
.....................................................
0.61  0.58  0.49  0.10
Net realized and unrealized gain (loss)
(c)
...........................................
1.94  (4.10) 6.78  1.44
Net increase (decrease) from investment operations .................................... 2.55  (3.52) 7.27  1.54
Distributions from net investment income
(d)
........................................... (0.61) (0.57) (0.44) (0.12)
Net asset value, end of period .................................................. $ 31.42  $ 29.48  $ 33.57  $ 26.74
Total Return
(e)
— — — —
Based on net asset value ...................................................... 8.82% (10.57)% 27.32% 6.10%
(f)
Ratios to Average Net Assets
(g)
Total expenses .............................................................
0.18% 0.18% 0.18% 0.18%
(h)
Total expenses after fees waived .................................................
0.02% 0.02% 0.02% 0.03%
(h)
Net investment income ........................................................
2.10% 1.81% 1.53% 2.74%
(h)
Supplemental Data
Net assets, end of period (000) .................................................. $ 25,137  $ 20,639  $ 20,141  $ 4,011
Portfolio turnover rate
(i)
........................................................ 4% 2% 5% 0%
(j)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
(j)
Rounds to less than 0.01%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
27
Financial Highlights
iShares ESG Aware Conservative Allocation ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Period from
06/12/20
(a)
to 07/31/20
Net asset value, beginning of period .............................................
$ 24.85  $ 27.97  $ 25.95  $ 25.14
Net investment income
(b)
.....................................................
0.58  0.38  0.33  0.06
Net realized and unrealized gain (loss)
(c)
...........................................
(0.37) (3.06) 2.05  0.82
Net increase (decrease) from investment operations .................................... 0.21  (2.68) 2.38  0.88
Distributions
(d)
– – – –
From net investment income ..................................................
(0.59) (0.44) (0.36) (0.07)
Return of capital ........................................................... —  —  —  (0.00)
(e)
Total distributions ........................................................... (0.59) (0.44) (0.36) (0.07)
Net asset value, end of period .................................................. $ 24.47  $ 24.85  $ 27.97  $ 25.95
Total Return
(f)
— — — —
Based on net asset value ...................................................... 0.93% (9.65)% 9.23% 3.50%
(g)
Ratios to Average Net Assets
(h)
Total expenses .............................................................
0.18% 0.18% 0.18% 0.18%
(i)
Total expenses after fees waived .................................................
0.06% 0.06% 0.06% 0.06%
(i)
Net investment income ........................................................
2.42% 1.41% 1.21% 1.63%
(i)
Supplemental Data
Net assets, end of period (000) .................................................. $ 7,341  $ 8,697  $ 5,594  $ 3,893
Portfolio turnover rate
(j)
........................................................ 4% 3% 4% 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Rounds to less than $0.01.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Annual Report to Shareholders
28
iShares ESG Aware Growth Allocation ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Period from
06/12/20
(a)
to 07/31/20
Net asset value, beginning of period .............................................
$ 27.62  $ 31.24  $ 26.43  $ 25.25
Net investment income
(b)
.....................................................
0.62  0.50  0.40  0.08
Net realized and unrealized gain (loss)
(c)
...........................................
0.89  (3.64) 4.81  1.20
Net increase (decrease) from investment operations .................................... 1.51  (3.14) 5.21  1.28
Distributions from net investment income
(d)
........................................... (0.62) (0.48) (0.40) (0.10)
Net asset value, end of period .................................................. $ 28.51  $ 27.62  $ 31.24  $ 26.43
Total Return
(e)
— — — —
Based on net asset value ...................................................... 5.62% (10.11)% 19.83% 5.08%
(f)
Ratios to Average Net Assets
(g)
Total expenses .............................................................
0.18% 0.18% 0.18% 0.18%
(h)
Total expenses after fees waived .................................................
0.04% 0.04% 0.03% 0.04%
(h)
Net investment income ........................................................
2.30% 1.68% 1.37% 2.29%
(h)
Supplemental Data
Net assets, end of period (000) .................................................. $ 17,107  $ 13,812  $ 7,811  $ 3,965
Portfolio turnover rate
(i)
........................................................ 5% 4% 15% 0%
(j)
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
(j)
Rounds to less than 0.01%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
29
Financial Highlights
iShares ESG Aware Moderate Allocation ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Period from
06/12/20
(a)
to 07/31/20
Net asset value, beginning of period .............................................
$ 25.81  $ 29.05  $ 26.11  $ 25.18
Net investment income
(b)
.....................................................
0.59  0.42  0.35  0.06
Net realized and unrealized gain (loss)
(c)
...........................................
0.02  (3.25) 2.96  0.95
Net increase (decrease) from investment operations .................................... 0.61  (2.83) 3.31  1.01
Distributions
(d)
– – – –
From net investment income ..................................................
(0.59) (0.41) (0.37) (0.08)
Return of capital ........................................................... —  —  —  (0.00)
(e)
Total distributions ........................................................... (0.59) (0.41) (0.37) (0.08)
Net asset value, end of period .................................................. $ 25.83  $ 25.81  $ 29.05  $ 26.11
Total Return
(f)
— — — —
Based on net asset value ...................................................... 2.48% (9.79)% 12.76% 4.02%
(g)
Ratios to Average Net Assets
(h)
Total expenses .............................................................
0.18% 0.18% 0.18% 0.18%
(i)
Total expenses after fees waived .................................................
0.05% 0.05% 0.05% 0.05%
(i)
Net investment income ........................................................
2.37% 1.51% 1.25% 1.82%
(i)
Supplemental Data
Net assets, end of period (000) .................................................. $ 5,167  $ 5,162  $ 5,810  $ 3,917
Portfolio turnover rate
(j)
........................................................ 5% 15% 4% 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Rounds to less than $0.01.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
2023
iShares Annual Report to Shareholders
30
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and Schedules of Investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition : For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale
iShares ETF
Diversification
Classification
ESG Aware Aggressive Allocation .......................................................................................... Diversified
ESG Aware Conservative Allocation ........................................................................................ Diversified
ESG Aware Growth Allocation ............................................................................................ Diversified
ESG Aware Moderate Allocation ........................................................................................... Diversified

Notes to Financial Statements
(continued)

Notes to Financial Statements
or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).

Notes to Financial Statements
(continued)
2023
iShares Annual Report to Shareholders
32
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2025, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July
31, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
iShares ETF Investment Advisory Fees
ESG Aware Aggressive Allocation ....................................................................................... 0.18%
ESG Aware Conservative Allocation ..................................................................................... 0.18
ESG Aware Growth Allocation ......................................................................................... 0.18
ESG Aware Moderate Allocation ........................................................................................ 0.18
iShares ETF Amounts Waived
ESG Aware Aggressive Allocation .......................................................................................... $ 33,436
ESG Aware Conservative Allocation ........................................................................................ 9,259
ESG Aware Growth Allocation ............................................................................................ 22,614
ESG Aware Moderate Allocation ........................................................................................... 6,877
iShares ETF Amounts
ESG Aware Aggressive Allocation .............................................................................................. $ 1,381
ESG Aware Conservative Allocation ............................................................................................ 380
ESG Aware Growth Allocation ................................................................................................ 1,070
ESG Aware Moderate Allocation ............................................................................................... 426

Notes to Financial Statements
(continued)

Notes to Financial Statements
6. Purchases and Sales
For the year ended July 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2023, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2023, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses)
from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of July 31, 2023, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF Purchases Sales
ESG Aware Aggressive Allocation ........................................................................... $ 861,713 $ 867,811
ESG Aware Conservative Allocation ......................................................................... 265,756 280,217
ESG Aware Growth Allocation ............................................................................. 736,536 740,507
ESG Aware Moderate Allocation ............................................................................ 239,662 240,408
iShares ETF
In-kind
Purchases
In-kind
Sales
ESG Aware Aggressive Allocation ........................................................................... $ 3,013,446 $ —
ESG Aware Conservative Allocation ......................................................................... 3,614,490 4,772,068
ESG Aware Growth Allocation ............................................................................. 7,893,743 5,261,518
ESG Aware Moderate Allocation ............................................................................ 9,909,652 9,897,800
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
ESG Aware Conservative Allocation .............................................................. $ (214,090) $ 214,090
ESG Aware Growth Allocation .................................................................. 315,864 (315,864)
ESG Aware Moderate Allocation ................................................................. (4,976) 4,976
—
iShares ETF
Year Ended
07/31/23
Year Ended
07/31/22
ESG Aware Aggressive Allocation
Ordinary income ........................................................................................... $ 442,363 $ 374,625
ESG Aware Conservative Allocation
Ordinary income ........................................................................................... $ 183,635 $ 442,927
ESG Aware Growth Allocation
Ordinary income ........................................................................................... $ 361,288 $ 161,159
ESG Aware Moderate Allocation
Ordinary income ........................................................................................... $ 125,927 $ 92,019
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
ESG Aware Aggressive Allocation ............................................ $ 576 $ (120,188) $ 9,417 $ (110,195)
ESG Aware Conservative Allocation .......................................... — (87,819) (1,088,298) (1,176,117)
ESG Aware Growth Allocation .............................................. — (84,368) 80,526 (3,842)
ESG Aware Moderate Allocation ............................................. — (58,991) (622,820) (681,811)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

Notes to Financial Statements
(continued)
2023
iShares Annual Report to Shareholders
34
As of July 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG Aware Aggressive Allocation ...................................... $ 25,126,840 $ 1,043,248 $ (1,033,831) $ 9,417
ESG Aware Conservative Allocation ..................................... 8,428,425 – (1,088,298) (1,088,298)
ESG Aware Growth Allocation ......................................... 17,026,770 857,824 (777,298) 80,526
ESG Aware Moderate Allocation ....................................... 5,789,433 – (622,820) (622,820)

Notes to Financial Statements
(continued)

Notes to Financial Statements
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/23
Year Ended
07/31/22
iShares ETF Shares Amount Shares Amount
ESG Aware Aggressive Allocation
Shares sold 100,000 $ 3,017,083 150,000 $ 4,873,742
Shares redeemed — — (50,000) (1,717,167)
100,000 $ 3,017,083 100,000 $ 3,156,575
ESG Aware Conservative Allocation
Shares sold 150,000 $ 3,624,706 1,450,000 $ 40,573,011
Shares redeemed (200,000) (4,784,167) (1,300,000) (32,425,251)
(50,000) $ (1,159,461) 150,000 $ 8,147,760
ESG Aware Growth Allocation
Shares sold 300,000 $ 7,909,238 250,000 $ 7,180,313
Shares redeemed (200,000) (5,275,294) — —
100,000 $ 2,633,944 250,000 $ 7,180,313
ESG Aware Moderate Allocation
Shares sold 400,000 $ 9,927,889 100,000 $ 2,837,198
Shares redeemed (400,000) (9,914,596) (100,000) (2,711,142)
— $ 13,293 — $ 126,056

Report of Independent Registered Public Accounting Firm
2023
iShares Annual Report to Shareholders
36
To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2023, the related statements of operations for the year ended July 31, 2023, the statements of changes in net assets for each of the two years in the period ended July 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2023 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 22, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares ESG Aware Aggressive Allocation ETF
iShares ESG Aware Conservative Allocation ETF
iShares ESG Aware Growth Allocation ETF
iShares ESG Aware Moderate Allocation ETF

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2023:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2023:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2023:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2023 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designates the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2023:
The Funds hereby designates the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2023:
iShares ETF
Qualified Dividend
Income
ESG Aware Aggressive Allocation ........................................................................................ $ 253,505
ESG Aware Conservative Allocation ...................................................................................... 78,281
ESG Aware Growth Allocation .......................................................................................... 115,026
ESG Aware Moderate Allocation ......................................................................................... 37,864
iShares ETF
Qualified Business
Income
ESG Aware Aggressive Allocation ........................................................................................ $ 1,148
ESG Aware Conservative Allocation ...................................................................................... 216
ESG Aware Growth Allocation .......................................................................................... 630
ESG Aware Moderate Allocation ......................................................................................... 163
iShares ETF
Foreign Source
Income Earned
Foreign
Taxes Paid
ESG Aware Aggressive Allocation ..................................................................... $ 153,389 $ 13,534
ESG Aware Conservative Allocation ................................................................... 41,669 4,467
ESG Aware Growth Allocation ....................................................................... 68,016 5,373
ESG Aware Moderate Allocation ...................................................................... 23,623 2,069
iShares ETF
Dividends-Received
Deduction
ESG Aware Aggressive Allocation .......................................................................................... 38.73%
ESG Aware Conservative Allocation ........................................................................................ 15.15
ESG Aware Growth Allocation ............................................................................................ 29.97
ESG Aware Moderate Allocation ........................................................................................... 19.41
iShares ETF Interest Dividends
ESG Aware Aggressive Allocation ........................................................................................ $ 80,759
ESG Aware Conservative Allocation ...................................................................................... 206,994
ESG Aware Growth Allocation .......................................................................................... 103,486
ESG Aware Moderate Allocation ......................................................................................... 69,226
iShares ETF
Interest-Related
Dividends
ESG Aware Aggressive Allocation ........................................................................................ $ 72,869
ESG Aware Conservative Allocation ...................................................................................... 183,373
ESG Aware Growth Allocation .......................................................................................... 93,285
ESG Aware Moderate Allocation ......................................................................................... 62,014

Board Review and Approval of Investment Advisory Contract
2023
iShares Annual Report to Shareholders
38
iShares ESG Aware Aggressive Allocation ETF, iShares ESG Aware Conservative Allocation ETF, iShares ESG Aware Growth Allocation ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

Board Review and Approval of Investment Advisory Contract
(continued)

Board Review and Approval of Investment Advisory Contract
calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares ESG Aware Moderate Allocation ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to

Board Review and Approval of Investment Advisory Contract
(continued)
2023
iShares Annual Report to Shareholders
40
meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

Board Review and Approval of Investment Advisory Contract
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)
2023
iShares Annual Report to Shareholders
42
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
July 31, 2023
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
ESG Aware Conservative Allocation ......... $ 0.587609 $ — $ — $ 0.587609 100% —% —% 100%
ESG Aware Growth Allocation ............. 0.618927 — — 0.618927 100 — — 100
ESG Aware Moderate Allocation ............ 0.589641 — — 0.589641 100 — — 100

Trustee and Officer Information
(unaudited)
43
Trustee and Officer Information
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the
Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust, and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 387 funds as of July 31, 2023. With the exception of Robert S. Kapito, Salim Ramji and Aaron Wasserman,
the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Wasserman is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the
Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free
1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S.
Kapito
(a)
(1957)
Trustee (since
2009).
President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of
BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock,
Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since
2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since
2002).
Director of BlackRock, Inc. (since 2006); Director of
iShares, Inc. (since 2009); Trustee of iShares U.S.
ETF Trust (since 2011).
Salim Ramji
(b)
(1970)
Trustee (since
2019).
Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s
ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth
Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc.
(2014-2015); Senior Partner, McKinsey & Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Kerrigan
(1955)
Trustee
(since 2005);
Independent
Board Chair (since
2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011); Independent
Board Chair of iShares, Inc. and iShares U.S. ETF
Trust (since 2022).
Jane D. Carlin
(1956)
Trustee (since
2015); Risk
Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the
Nominating and Governance Committee (2017-2018) and Director of PHH Corporation
(mortgage solutions) (2012-2018); Managing Director and Global Head of Financial
Holding Company Governance & Assurance and the Global Head of Operational Risk
Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member of
the Audit Committee (since 2016), Chair of the
Audit Committee (since 2020) and Director of The
Hanover Insurance Group, Inc. (since 2016).
Richard L.
Fagnani
(1954)
Trustee (since
2017); Audit
Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert
(1949)
Trustee (since
2005); Nominating
and Governance
and Equity Plus
Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance,
Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET,
New York’s public media company (since 2011) and Member of the Audit Committee
(since 2018), Investment Committee (since 2011) and Personnel Committee (since
2022); Member of the Wyoming State Investment Funds Committee (since 2022);
Director of the Jackson Hole Center for the Arts (since 2021); Trustee of Forward Funds
(14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).
Drew E.
Lawton
(1959)
Trustee (since
2017); 15(c)
Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).

Trustee and Officer Information
(unaudited) (continued)
2023
iShares Annual Report to Shareholders
44
Officers
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E.
Martinez
(1961)
Trustee (since
2003); Securities
Lending
Committee Chair
(since 2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan
(1964)
Trustee (since
2011); Fixed-
Income Plus
Committee Chair
(since 2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth
School of Business (since 2017); Advisory Board Member (since 2016) and Director
(since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research
in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting,
Stanford University Graduate School of Business (2001-2017); Professor of Law (by
courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic
Affairs and Head of MBA Program, Stanford University Graduate School of Business
(2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Dominik Rohé
(1973)
President (since
2023).
Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America (2019-
2023).
Trent Walker
(1974)
Treasurer and
Chief Financial
Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock
Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of
PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO
Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts
Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Aaron Wasserman
(1974)
Chief Compliance
Officer (since
2023).
Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock Multi-Asset
Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (2014-2023).
Marisa Rolland
(1980)
Secretary (since
2022).
Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).
Rachel Aguirre
(1982)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020- 2021); Head of Developed Markets
Portfolio Engineering (2016-2019).
Jennifer Hsui
(1976)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James Mauro
(1970)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core
Portfolio Management (since 2020).
Effective March 30, 2023, Dominik R ohé replaced Armando Senra as President.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.
Independent Trustees
(continued)

General Information
45
General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s  policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
2023
iShares Annual Report to Shareholders
46
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International

iS-AR-716-0723
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or its subsidiaries. All other marks are the property of their respective owners.

JULY 31, 2023
2023 Annual Report
iShares Trust
iShares MSCI USA Small-Cap Min Vol Factor ETF | SMMV |Cboe BZX
iShares U.S. Equity Factor ETF | LRGF | NYSE Arca
iShares U.S. Small-Cap Equity Factor ETF | SMLF | NYSE Arca
iShares U.S. Tech Breakthrough Multisector ETF | TECB | NYSE Arca

Dear Shareholder,
Despite an uncertain economic landscape during the 12-month reporting period ended July 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.
Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities advanced, including large- and small-capitalization U.S. stocks and equities from developed and emerging markets.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-
grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period ended July 31, 2023. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for a pause, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the
Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.
We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near-term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near-term as growth trends for emerging markets appear brighter. We also believe that stocks with an A.I. tilt should benefit from an investment cycle that is set to support revenues and margins. We are neutral on credit overall amid tightening credit and financial conditions; however, there are selective opportunities in the near term. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of July 31, 2023
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
13.52% 13.02%
U.S. small cap equities
(Russell 2000
®
Index)
4.51 7.91
International equities
(MSCI Europe, Australasia,
Far East Index)
6.65 16.79
Emerging market equities
(MSCI Emerging Markets
Index)
3.26 8.35
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.34 3.96
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(2.08) (7.56)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(1.02) (3.37)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.20 0.93
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
2.92 4.42
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Important Tax Information
(Unaudited)
................................................................................................. 62

Market Overview
2023
iShares Annual Report To Shareholders

iShares Trust
Global Market Overview
Global equity markets advanced during the 12 months ended July 31, 2023 (“reporting period”), supported by continued economic growth and moderating inflation. The MSCI
ACWI, a broad global equity index that includes both developed and emerging markets, returned 12.91% in U.S. dollar terms for the reporting period. Despite concerns about the impact of higher interest rates and rising prices, the global economy continued to grow, albeit at a slower pace than during the initial post-pandemic recovery. Inflation began to subside in most regions of the world, and lower energy prices reduced pressure on consumers, leading consumer and business sentiment to improve. While the
Russian invasion of Ukraine continued to disrupt trade in Europe and elsewhere, market adaptation lessened the economic impact of the ongoing war. The prices of oil, natural gas, and wheat all declined during the reporting period, easing pressure on the world’s economies.
The U.S. Federal Reserve (“Fed”) tightened monetary policy rapidly, raising short-term interest rates seven times during the reporting period. The pace of tightening decelerated as the Fed twice lowered the increment of increase before pausing entirely in June 2023, the first time it declined to take action since the tightening cycle began.
However, the Fed then raised interest rates again at its July 2023 meeting and stated that it would continue to monitor economic data. The Fed also continued to decrease the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic.
Despite the tightening financial conditions, the U.S. economy demonstrated continued strength, and U.S. equities advanced. The economy returned to growth in the third quarter of 2022 and showed robust, if slightly slower, growth thereafter. Consumers powered the economy and increased their spending in both nominal and inflation-adjusted terms. Spending was helped by a strong labor market, as unemployment remained very low in historic terms, and the total number of employed persons reached an all-time high. Tightness in the labor market drove higher wages, although wage growth slowed as the reporting period continued.
European stocks outpaced their counterparts in most other regions of the globe, advancing strongly for the reporting period despite modest economic growth. European stocks benefited from a solid recovery following the early phases of the war in Ukraine. While the conflict disrupted critical natural gas supplies, new sources were secured and prices declined, while a warm winter helped moderate consumption. The European Central Bank (“ECB”) responded to the highest inflation since the introduction of the euro by raising interest rates eight times and beginning to reduce the size of its debt holdings.
Stocks in the Asia-Pacific region gained, albeit at a slower pace than other regions of the world. Japan returned to growth in the fourth quarter of 2022 and first quarter of
2023, as strong business investment and exports helped boost the economy and support Japanese equities. However, Chinese stocks were negatively impacted by slowing economic growth. While investors were initially optimistic following China’s lifting of several pandemic-related lockdowns in December 2022, subsequent performance disappointed, and tensions with the U.S. increased. Emerging market stocks advanced, as the improving global economic environment reassured investors. The declining value of the U.S. dollar relative to many other currencies and the slowing pace of the Fed’s interest rate increases also supported emerging market stocks.

Fund Summary
as of July 31, 2023

Fund Summary
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Investment Objective
The  iShares MSCI USA Small-Cap Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that, in the aggregate, have lower volatility characteristics relative to the small-capitalization U.S. equity market, as represented by the MSCI USA Small Cap Minimum Volatility
(USD) Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was September 7, 2016. The first day of secondary market trading was September 9, 2016.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years
Since
Inception 1 Year 5 Years
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.12)% 3.86% 6.72% (0.12)% 20.83% 56.60%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.08) 3.84 6.72 (0.08) 20.74 56.62
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.12) 4.01 6.90 (0.12) 21.71 58.39
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 982.60 $ 0.98 $ 1,000.00 $ 1,023.80 $ 1.00 0.20%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of July 31, 2023 (continued)
2023
iShares Annual Report To Shareholders

iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Portfolio Management Commentary
Stocks of small-market-capitalization companies with lower volatility characteristics were relatively flat for the reporting period. The financials sector, particularly banks, detracted the most from the Index’s return. The failure of several prominent banks during the second half of the reporting period sent the stocks of financial institutions sharply lower and heightened uncertainty among investors. Rising interest rates increased bond yields, which led bank depositors to shift some assets from savings accounts, further pressuring bank stocks. However, bank stocks partially rebounded after government intervention led to swift reorganizations, easing investor concerns about additional bank failures.
The real estate sector, notably equity real estate investment trusts (“REITs”), also detracted from the Index’s performance. Rising bond yields offered dividend-seeking investors an alternative to the payouts offered by REITs. Slowing housing sales forecasts lowered the demand outlook for self-storage units, weakening diversified REITs that own the facilities.
Conversely, the industrials sector contributed to the Index’s performance, led by the capital goods industry. Business investment in capital goods increased, supported by continued strong consumer spending, despite concerns of an economic slowdown. The commercial and professional services industry also contributed to the Index’s performance, as companies that provide services to the U.S. federal government benefited from news of an agreement between the White House and Congress to raise the federal debt ceiling without major spending cuts.
The materials sector also contributed to the Index’s return, driven by metals and mining companies, particularly gold producers. Amid rising geopolitical uncertainty stemming from the war in Ukraine and worsening relations between the U.S. and China, central banks around the world bought more gold than at any time since the 1950s.
In terms of relative performance, the Index underperformed the broader market for small-company stocks, as represented by the MSCI USA Small Cap Index. The Index seeks exposure to less volatile stocks, and as the global economy stabilized and equity markets expanded, investor appetite for risk increased, disadvantaging lower-volatility equities. An overweight position in the financials sector, particularly in banks, and stock selection detracted the most from relative performance. An underweight position in the information technology sector further detracted. Notably, there was a lack of exposure to the technology hardware and equipment industry, which climbed amid increased optimism about the growth of artificial intelligence applications. Among industrials, overweight exposure to the capital goods industry also weighed on relative performance.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Health Care .................................... 19.7%
Financials ...................................... 17.6
Industrials ...................................... 13.9
Consumer Discretionary ............................ 8.8
Consumer Staples ................................ 8.6
Information Technology ............................. 7.5
Utilities ........................................ 7.3
Materials ...................................... 5.3
Communication Services ............................ 4.9
Real Estate ..................................... 3.7
Energy ........................................ 2.7
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Landstar System, Inc. ............................... 1.7%
Murphy USA, Inc. ................................. 1.6
Agree Realty Corp. ................................ 1.4
Chemed Corp. .................................... 1.4
Royal Gold, Inc. ................................... 1.4
IDACORP, Inc. ................................... 1.3
Dolby Laboratories, Inc., Class A ....................... 1.3
Flowers Foods, Inc. ................................ 1.2
Alkermes plc ..................................... 1.1
FTI Consulting, Inc. ................................ 1.0
(a)
Excludes money market funds.

Fund Summary
as of July 31, 2023

Fund Summary
iShares
®
U.S. Equity Factor ETF
Investment Objective
The iShares U.S. Equity Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the STOXX U.S. Equity Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was April 28, 2015. The first day of secondary market trading was April 30, 2015.
Index performance through May 31, 2022 reflects the performance of the MSCI USA Diversified Multiple-Factor Index. Index performance beginning on June 01, 2022 reflects the performance of the STOXX U.S. Equity Factor Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years
Since
Inception 1 Year 5 Years
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.09% 8.95% 9.54% 13.09% 53.54% 112.29%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.06 8.96 9.54 13.06 53.55 112.30
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.15 9.13 9.75 13.15 54.79 115.57
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,119.70 $ 0.42 $ 1,000.00 $ 1,024.40 $ 0.40 0.08%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of July 31, 2023 (continued)
2023
iShares Annual Report To Shareholders

iShares
®
U.S. Equity Factor ETF
Portfolio Management Commentary
Stocks of large- and mid- capitalization companies with favorable exposure to five target style factors—value, quality, momentum, low volatility, and small size—advanced for the reporting period. The information technology sector contributed the most to the Index’s performance amid increasing optimism about the growth and impact of artificial intelligence (“AI”) after the release of new applications using the technology attracted considerable consumer and business interest. Companies in the semiconductors and semiconductor equipment industry that manufacture expensive graphic processing units used for AI purposes led the gains. Advances in AI capability prompted companies from across a wide range of industries to commit to the technology as a strategy to transform their businesses, necessitating investment in these specialized microprocessors.
Advanced microchips can process large amounts of data simultaneously and, by using algorithms and statistical models, recognize patterns of information which can be used to make predictions or draw inferences. That capability allows computer systems to learn and adapt without following explicit instructions in order to generate key insights or original content.
The software industry also contributed, as companies committed to rapidly develop new products using AI and incorporate AI into existing products to automate and simplify tasks for businesses and consumers. Investor optimism about these products as new sources of corporate revenue and profits drove software stocks higher. In addition, increased demand for cloud computing propelled software stocks. Software companies that offer AI computing applications over cloud-based infrastructure benefited from the increased demand from businesses that want access to accelerated computing without having to invest in their own data centers. Software as a service companies also grew amid rising demand for consumer data and tools to manage inventories and assess sales trends.
The financials sector also added to the Index’s performance. Brokerage firms in the capital markets industry advanced, as higher interest rates supported increased net interest income—the difference between what the companies pay out in interest and the interest they earn on cash in client accounts. In addition, automated trading tools attracted customers to low-cost electronic brokers. Wealth management firms benefited from stronger stock market returns and more clients shifting their assets to managed accounts. Higher fee income from the increased assets under management boosted profitability.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 30.1%
Financials ...................................... 14.0
Health Care .................................... 12.9
Consumer Discretionary ............................ 11.5
Consumer Staples ................................ 7.1
Industrials ...................................... 6.7
Communication Services ............................ 6.1
Energy ........................................ 4.2
Utilities ........................................ 2.7
Materials ...................................... 2.6
Real Estate ..................................... 2.1
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Apple, Inc. ...................................... 7.1%
Microsoft Corp. ................................... 6.1
NVIDIA Corp. .................................... 2.7
Amazon.com, Inc. ................................. 2.4
Alphabet, Inc., Class C, NVS .......................... 2.0
Procter & Gamble Co. (The) .......................... 1.6
Meta Platforms, Inc., Class A .......................... 1.4
Tesla, Inc. ....................................... 1.3
JPMorgan Chase & Co. ............................. 1.3
Broadcom, Inc. ................................... 1.3
(a)
Excludes money market funds.

Fund Summary
as of July 31, 2023

Fund Summary
iShares
®
U.S. Small-Cap Equity Factor ETF
Investment Objective
The iShares U.S. Small-Cap Equity Factor ETF (the “Fund”) (formerly the iShares MSCI USA Small-Cap Multifactor ETF) seeks to track the investment results of an index composed of U.S. small-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the STOXX U.S. Small-Cap
Equity Factor Index(USD) (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was April 28, 2015. The first day of secondary market trading was April 30, 2015.
(a)
Index performance through February 28, 2023 reflects the performance of the MSCI USA Small Cap Diversified Multiple-Factor Index. Index performance beginning on March 1, 2023 reflects the performance of the STOXX U.S. Small-Cap Equity Factor Index, which, effective as of March 1, 2023, replaced the MSCI USA Small Cap Diversified Multiple-Factor Index as the underlying index of the fund.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years
Since
Inception 1 Year 5 Years
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11.23% 7.13% 9.23% 11.23% 41.09% 107.42%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11.34 7.12 9.24 11.34 41.07 107.53
Inde x
(a)
. . . . . . . . . . . . . . . . . 11.45 7.47 9.59 11.45 43.35 112.96
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,048.30 $ 0.76 $ 1,000.00 $ 1,024.05 $ 0.75 0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of July 31, 2023 (continued)
2023
iShares Annual Report To Shareholders

iShares
®
U.S. Small-Cap Equity Factor ETF
Portfolio Management Commentary
Stocks of small-capitalization companies with favorable exposure to five target style factors—value, quality, momentum, low volatility, and small size—advanced during the reporting period. The information technology sector contributed the most to the Index’s return, particularly the electronic equipment, instruments, and components industry.
Smaller electronic equipment companies benefited from the growing trend toward contract manufacturing, by which large consumer goods and services firms outsource production. Rising demand for electric vehicles and increased use of electrical components in advanced safety features across all vehicle types increased revenue for electronic equipment companies. The software industry also contributed to performance. Software as a service companies that provide applications and services for businesses via a cloud computing infrastructure grew amid rising demand for tools to assist with a wide range of needs, including fraud prevention, inventory management, and sales trend analytics.
The industrials sector also added to the Index’s return, led by the trading companies and distributors industry. Federal laws focused on improving U.S. infrastructure by rebuilding roads, bridges, ports, and airports boosted the outlook for construction equipment rental companies. Merger and acquisition activity related to the shipping container business, continuing a trend of consolidation in recent years, further aided the industry. Manufacturers in the electrical equipment industry benefited from government incentives to increase U.S. manufacturing, technology, and green infrastructure capabilities with the construction of microchip production plants, data centers, and renewable energy facilities. The building products industry also advanced. High mortgage rates limited the availability of previously owned homes on the market, as homeowners with low mortgage rates opted to stay put, bolstering strong demand for new housing construction.
The financials sector also contributed to the Index’s performance. The capital markets industry led the advance amid signs of a modest increase in investment banking activities, including stock listings and merger and acquisition discussions. The highly successful stock market debut of a prominent restaurant chain late in the reporting period raised optimism for an increase in initial public offerings, following a sluggish first half of 2023 for new stock issues.
Conversely, the healthcare sector declined, particularly the healthcare equipment and services industry. Ongoing staffing shortages increased operating costs, pressuring profit margins and leading to lower earnings growth.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 18.2%
Financials ...................................... 16.4
Information Technology ............................. 14.7
Consumer Discretionary ............................ 13.3
Health Care .................................... 11.5
Real Estate ..................................... 7.4
Energy ........................................ 5.6
Materials ...................................... 4.9
Consumer Staples ................................ 3.8
Communication Services ............................ 2.4
Utilities ........................................ 1.8
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Fair Isaac Corp. ................................... 0.7%
First Industrial Realty Trust, Inc. ........................ 0.7
Jefferies Financial Group, Inc. ......................... 0.6
Builders FirstSource , Inc. ............................ 0.6
Jabil, Inc. ....................................... 0.6
Reliance Steel & Aluminum Co. ........................ 0.6
IDACORP, Inc. ................................... 0.5
Deckers Outdoor Corp. .............................. 0.5
St. Joe Co. (The) .................................. 0.5
Lattice Semiconductor Corp. .......................... 0.5
(a)
Excludes money market funds.

Fund Summary
as of July 31, 2023

Fund Summary
iShares
®
U.S. Tech Breakthrough Multisector ETF
Investment Objective
The iShares U.S. Tech Breakthrough Multisector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that could benefit from various breakthrough technologies, including robotics and artificial intelligence, cloud and data tech, cybersecurity, genomics and immunology, and financial technology, as represented by the NYSE
®
FactSet
®
U.S. Tech Breakthrough Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was January 8, 2020. The first day of secondary market trading was January 10, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year
Since
Inception 1 Year
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28.28% 14.03% 28.28% 59.70%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28.29 14.04 28.29 59.72
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28.66 14.40 28.66 61.47
Actual Hypothetical 5% Return
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(02/01/23)
Ending
Account Value
(07/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,283.70 $ 1.70 $ 1,000.00 $ 1,023.31 $ 1.51 0.30%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of July 31, 2023 (continued)
2023
iShares Annual Report To Shareholders

iShares
®
U.S. Tech Breakthrough Multisector ETF
Portfolio Management Commentary
Stocks in U.S. companies targeting the development of breakthrough technologies advanced considerably for the reporting period. Many stocks, particularly in the information technology sector, benefited from renewed investor interest in growth-oriented companies. Although growth stocks declined sharply in 2022 amid high inflation and rising interest rates, they rebounded in 2023, as inflation moderated and optimism increased that interest rates would stabilize. The widespread emergence of artificial intelligence
(“AI”) applications increased demand for machine-learning capabilities, boosting the stocks of companies heavily involved in the burgeoning technology across multiple sectors and industries.
The information technology sector, which represented approximately 62% of the Index on average during the reporting period, contributed the most to the Index’s return.
AI-related demand propelled the software industry. Makers of cloud-oriented software systems benefited from the technology’s integration with existing product offerings and partnerships with key AI chip suppliers, which boosted revenue throughout their business lines. Cloud platforms also increased adoption of cybersecurity protection, leading to higher billings and new bookings for the software security business. Providers of application software, including customer relationship management platforms and digital content creation tools, also benefited from new AI-powered offerings and related integration that increased demand for their software. Within the semiconductors and semiconductor equipment industry, stocks rose sharply for companies producing chips that power generative AI services, in addition to other specialized AI applications and the data centers that support AI functions. As data centers accelerated their integration of AI, chipmakers reported rising revenue and significantly increased sales projections.
The communications sector also contributed to the Index’s return. Interactive media and services stocks rose, as large global social media platforms sought to contain costs and repurchase stock amid improving revenue. AI tools helped social media platforms increase customer engagement and sales of digital advertisements, which boosted revenue and led to significantly increased sales projections. The financials sector also aided performance, driven by leading purveyors of credit cards and payment networks.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 58.4%
Communication Services ............................ 11.8
Health Care .................................... 10.5
Financials ...................................... 8.5
Consumer Discretionary ............................ 6.3
Real Estate ..................................... 2.3
Industrials ...................................... 2.0
Materials ...................................... 0.2
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
NVIDIA Corp. .................................... 4.4%
Meta Platforms, Inc., Class A .......................... 4.3
Apple, Inc. ...................................... 4.0
Amazon.com, Inc. ................................. 4.0
Alphabet, Inc., Class A .............................. 3.9
Salesforce, Inc. ................................... 3.9
Adobe, Inc. ...................................... 3.9
Oracle Corp. ..................................... 3.7
Microsoft Corp. ................................... 3.7
Regeneron Pharmaceuticals, Inc. ....................... 3.7
(a)
Excludes money market funds.

About Fund Performance

About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2023
iShares Annual Report to Shareholders
Schedule of Investments
July 31, 2023
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
AerSale Corp.
(a)(b)
................... 34,521 $ 518,160
BWX Technologies, Inc. .............. 55,007 3,795,483
Leonardo DRS, Inc.
(a)(b)
............... 107,021 1,786,181
National Presto Industries, Inc. .......... 10,940 856,711
Parsons Corp.
(b)
.................... 27,266 1,347,486
8,304,021
Air Freight & Logistics — 0.4%
Forward Air Corp. .................. 11,889 1,412,889
Hub Group, Inc., Class A
(b)
............. 23,449 2,113,458
3,526,347
Automobile Components — 1.0%
Dorman Products, Inc.
(b)
.............. 30,112 2,550,185
Gentex Corp.
(a)
.................... 135,151 4,538,371
Standard Motor Products, Inc. .......... 26,282 1,003,184
8,091,740
Banks — 7.6%
Amalgamated Financial Corp. .......... 34,705 692,712
Bank First Corp.
(a)
.................. 17,769 1,570,069
Byline Bancorp, Inc. ................. 24,409 535,778
Camden National Corp. .............. 31,212 1,079,311
Capital City Bank Group, Inc. ........... 28,785 933,498
Capitol Federal Financial, Inc. .......... 177,138 1,174,425
City Holding Co. ................... 31,123 3,078,376
Columbia Financial, Inc.
(b)
............. 70,169 1,226,554
Commerce Bancshares, Inc. ........... 75,179 3,998,019
Community Bank System, Inc. .......... 57,071 3,072,132
Community Trust Bancorp, Inc. ......... 33,267 1,276,787
CVB Financial Corp. ................. 192,315 3,628,984
Equity Bancshares, Inc., Class A ........ 30,024 815,452
Farmers National Banc Corp. ........... 80,360 1,104,950
First Bancshares, Inc. (The) ............ 51,591 1,615,314
First Financial Corp. ................. 24,937 952,843
First Interstate BancSystem, Inc., Class A .. 22,087 634,559
German American Bancorp, Inc. ......... 56,545 1,665,816
Great Southern Bancorp, Inc. ........... 20,844 1,153,299
HarborOne Bancorp, Inc. ............. 91,313 957,873
Lakeland Financial Corp. .............. 28,195 1,563,131
Mid Penn Bancorp, Inc. ............... 28,386 667,071
NBT Bancorp, Inc. .................. 85,711 3,188,449
Nicolet Bankshares, Inc.
(a)
............. 6,992 584,881
Northfield Bancorp, Inc. .............. 85,596 1,042,559
Northwest Bancshares, Inc. ............ 246,310 3,044,392
Origin Bancorp, Inc. ................. 48,577 1,583,610
Park National Corp. ................. 8,595 958,514
Peoples Bancorp, Inc. ............... 73,398 2,067,622
Prosperity Bancshares, Inc. ............ 7,851 497,125
SmartFinancial, Inc. ................. 30,612 768,973
South Plains Financial, Inc. ............ 25,529 685,454
Southside Bancshares, Inc. ............ 61,615 2,046,234
Stellar Bancorp, Inc. ................. 95,270 2,368,412
Stock Yards Bancorp, Inc. ............. 58,510 2,797,363
TriCo Bancshares .................. 53,783 2,010,409
Trustmark Corp. ................... 15,450 405,717
Univest Financial Corp. ............... 62,098 1,210,911
Washington Trust Bancorp, Inc. ......... 36,104 1,157,494
Westamerica BanCorp ............... 56,488 2,778,645
62,593,717
Biotechnology — 7.5%
(b)
Alkermes plc ...................... 306,951 8,987,525
Amicus Therapeutics, Inc. ............. 34,532 470,326
AnaptysBio, Inc. ................... 40,918 806,494
Security
Shares
Shares Value
Biotechnology (continued)
Anika Therapeutics, Inc. .............. 31,296 $ 730,136
Apellis Pharmaceuticals, Inc. ........... 5,663 145,822
Arcellx, Inc. ....................... 14,758 505,462
Arcutis Biotherapeutics, Inc. ........... 43,903 478,982
ARS Pharmaceuticals, Inc. ............ 77,035 566,207
Biohaven Ltd. ..................... 54,627 1,085,985
Biomea Fusion, Inc. ................. 47,638 1,059,946
Chinook Therapeutics, Inc. ............ 72,196 2,828,639
Crinetics Pharmaceuticals, Inc. ......... 50,467 958,873
Deciphera Pharmaceuticals, Inc. ........ 42,324 572,220
Eagle Pharmaceuticals, Inc.
(a)
.......... 25,448 528,300
Enanta Pharmaceuticals, Inc. ........... 42,228 801,065
Exelixis, Inc. ...................... 377,111 7,432,858
Halozyme Therapeutics, Inc. ........... 73,359 3,151,503
Ideaya Biosciences, Inc. .............. 68,356 1,528,440
Ionis Pharmaceuticals, Inc. ............ 129,049 5,346,500
Ironwood Pharmaceuticals, Inc., Class A ... 286,997 3,182,797
iTeos Therapeutics, Inc. .............. 47,696 670,606
Karuna Therapeutics, Inc. ............. 1,717 343,005
Kiniksa Pharmaceuticals Ltd., Class A ..... 57,871 1,090,290
Mirum Pharmaceuticals, Inc.
(a)
.......... 51,125 1,316,980
Point Biopharma Global, Inc. ........... 130,576 1,167,349
ProKidney Corp., Class A ............. 63,600 815,352
PTC Therapeutics, Inc. ............... 24,559 990,710
Sage Therapeutics, Inc.
(a)
............. 18,717 649,106
Sarepta Therapeutics, Inc. ............. 9,311 1,009,219
Syndax Pharmaceuticals, Inc.
(a)
......... 84,438 1,800,218
Travere Therapeutics, Inc. ............. 112,727 1,937,777
uniQure NV ....................... 19,067 197,725
Vanda Pharmaceuticals, Inc.
(a)
.......... 121,681 703,316
Vaxcyte, Inc. ...................... 9,045 434,703
Vir Biotechnology, Inc. ............... 113,873 1,603,332
Viridian Therapeutics, Inc.
(a)
............ 47,038 882,433
Xencor, Inc. ...................... 112,180 2,724,852
Xenon Pharmaceuticals, Inc. ........... 67,207 2,481,282
Zymeworks, Inc.
(a)
.................. 57,544 429,278
62,415,613
Building Products — 0.3%
AAON, Inc.
(a)
...................... 4,384 461,460
CSW Industrials, Inc. ................ 11,000 1,986,050
2,447,510
Capital Markets — 1.5%
Diamond Hill Investment Group, Inc. ...... 6,282 1,140,246
Freedom Holding Corp.
(a)(b)
............ 19,527 1,557,473
Houlihan Lokey, Inc., Class A ........... 38,707 3,864,894
PJT Partners, Inc., Class A ............ 49,089 3,893,249
Virtu Financial, Inc., Class A ............ 103,272 1,916,728
12,372,590
Chemicals — 1.3%
Ashland, Inc. ...................... 30,152 2,754,687
Balchem Corp. .................... 5,337 719,107
Hawkins, Inc. ..................... 17,140 801,295
NewMarket Corp. ................... 15,078 6,810,733
11,085,822
Commercial Services & Supplies — 1.2%
Brady Corp., Class A, NVS ............ 54,407 2,806,313
Casella Waste Systems, Inc., Class A
(b)
.... 46,827 3,778,471
Ennis, Inc. ....................... 53,799 1,158,830
UniFirst Corp. ..................... 12,662 2,055,043
9,798,657

Schedule of Investments
(continued)
July 31, 2023
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment — 1.2%
(b)
Harmonic, Inc. ..................... 66,874 $ 997,760
Lumentum Holdings, Inc. .............. 8,508 445,479
NETGEAR, Inc. .................... 50,448 688,110
NetScout Systems, Inc. ............... 147,363 4,118,796
Viavi Solutions, Inc. ................. 372,347 4,047,412
10,297,557
Construction & Engineering — 0.8%
Argan, Inc. ....................... 28,296 1,076,380
MDU Resources Group, Inc. ........... 256,275 5,668,803
6,745,183
Construction Materials — 0.3%
Knife River Corp.
(b)
.................. 63,365 2,754,476
Consumer Finance — 0.1%
PRA Group, Inc.
(b)
.................. 46,890 1,118,795
Consumer Staples Distribution & Retail — 2.4%
BJ's Wholesale Club Holdings, Inc.
(a)(b)
..... 96,141 6,375,110
Casey's General Stores, Inc. ........... 11,979 3,026,614
Grocery Outlet Holding Corp.
(b)
.......... 41,898 1,401,488
Ingles Markets, Inc., Class A ........... 29,810 2,527,888
SpartanNash Co. ................... 48,210 1,081,832
Sprouts Farmers Market, Inc.
(a)(b)
........ 86,644 3,400,777
Weis Markets, Inc. .................. 33,472 2,220,533
20,034,242
Containers & Packaging — 1.8%
AptarGroup, Inc. ................... 51,369 6,239,279
Graphic Packaging Holding Co. ......... 15,715 380,303
Silgan Holdings, Inc. ................. 79,914 3,504,229
Sonoco Products Co. ................ 85,397 5,007,680
15,131,491
Diversified Consumer Services — 4.0%
Adtalem Global Education, Inc.
(a)(b)
....... 32,805 1,418,488
Graham Holdings Co., Class B .......... 7,524 4,414,707
Grand Canyon Education, Inc.
(b)
......... 49,314 5,353,035
H&R Block, Inc. .................... 99,565 3,346,380
Laureate Education, Inc. .............. 277,132 3,552,832
OneSpaWorld Holdings Ltd.
(b)
.......... 166,748 2,141,878
Perdoceo Education Corp.
(b)
........... 137,274 1,832,608
Service Corp. International ............ 122,360 8,155,294
Strategic Education, Inc. .............. 30,675 2,303,693
Stride, Inc.
(b)
...................... 24,159 923,115
33,442,030
Diversified Telecommunication Services — 1.4%
Anterix, Inc.
(a)(b)
.................... 28,261 793,286
ATN International, Inc. ............... 23,466 852,755
Cogent Communications Holdings, Inc. .... 90,156 5,521,153
EchoStar Corp., Class A
(b)
............. 43,462 844,467
Frontier Communications Parent, Inc.
(b)
.... 32,777 596,869
IDT Corp., Class B
(b)
................. 11,494 272,638
Iridium Communications, Inc. ........... 33,420 1,756,221
Radius Global Infrastructure, Inc., Class A
(b)
. 41,533 619,257
11,256,646
Electric Utilities — 3.4%
IDACORP, Inc. .................... 105,017 10,797,848
MGE Energy, Inc. ................... 43,606 3,498,946
PNM Resources, Inc. ................ 169,059 7,577,224
Portland General Electric Co. ........... 123,072 5,866,842
27,740,860
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 3.0%
Avnet, Inc. ....................... 122,296 $ 5,931,356
CTS Corp. ....................... 9,055 404,124
Insight Enterprises, Inc.
(a)(b)
............ 35,114 5,150,873
National Instruments Corp. ............ 11,196 660,564
OSI Systems, Inc.
(b)
................. 33,179 3,955,932
Plexus Corp.
(b)
..................... 7,004 689,824
Rogers Corp.
(b)
.................... 25,852 4,358,906
Vishay Intertechnology, Inc. ............ 119,751 3,370,991
24,522,570
Entertainment — 2.1%
Atlanta Braves Holdings, Inc., Class A
(a)(b)
... 13,916 658,783
Atlanta Braves Holdings, Inc., Class C, NVS
(b)
81,983 3,338,348
Madison Square Garden Sports Corp. ..... 32,175 6,845,231
Marcus Corp. (The) ................. 45,289 706,509
World Wrestling Entertainment, Inc., Class A 58,759 6,169,695
17,718,566
Financial Services — 0.2%
International Money Express, Inc.
(a)(b)
...... 67,924 1,645,798
Food Products — 5.7%
Cal-Maine Foods, Inc. ................ 83,966 3,878,390
Flowers Foods, Inc. ................. 417,945 10,327,421
Hostess Brands, Inc., Class A
(b)
......... 165,967 3,989,847
J & J Snack Foods Corp. .............. 30,277 4,854,009
John B Sanfilippo & Son, Inc. ........... 18,453 2,009,716
Lancaster Colony Corp. .............. 40,021 7,709,245
Post Holdings, Inc.
(b)
................. 37,350 3,185,955
Seaboard Corp. .................... 506 1,824,130
Seneca Foods Corp., Class A
(b)
......... 11,768 453,833
Simply Good Foods Co. (The)
(b)
......... 15,561 602,366
Tootsie Roll Industries, Inc. ............ 33,508 1,168,089
TreeHouse Foods, Inc.
(b)
.............. 104,786 5,408,005
Utz Brands, Inc., Class A .............. 121,339 2,032,428
47,443,434
Gas Utilities — 1.3%
Chesapeake Utilities Corp. ............ 33,536 3,965,297
New Jersey Resources Corp. ........... 8,308 371,368
Northwest Natural Holding Co. .......... 14,097 605,748
ONE Gas, Inc. ..................... 48,753 3,857,825
Spire, Inc. ........................ 32,271 2,051,467
10,851,705
Ground Transportation — 3.3%
Heartland Express, Inc.
(a)
............. 97,396 1,592,425
Landstar System, Inc. ................ 68,026 13,849,413
Marten Transport Ltd. ................ 125,847 2,851,693
Schneider National, Inc., Class B ........ 109,398 3,370,552
Werner Enterprises, Inc. .............. 124,896 5,872,610
27,536,693
Health Care Equipment & Supplies — 0.8%
Atrion Corp. ...................... 2,223 1,246,236
QuidelOrtho Corp.
(a)(b)
................ 25,921 2,264,458
UFP Technologies, Inc.
(b)
.............. 5,068 986,562
Varex Imaging Corp.
(b)
............... 83,054 1,934,328
6,431,584
Health Care Providers & Services — 7.1%
Acadia Healthcare Co., Inc.
(b)
........... 34,531 2,728,985
Addus HomeCare Corp.
(b)
............. 29,467 2,698,293
AMN Healthcare Services, Inc.
(a)(b)
....... 13,680 1,465,812
Chemed Corp. ..................... 22,387 11,665,642
CorVel Corp.
(b)
..................... 13,114 2,682,600
Encompass Health Corp. ............. 39,106 2,582,169

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Ensign Group, Inc. (The) .............. 72,461 $ 7,019,297
HealthEquity, Inc.
(b)
.................. 68,257 4,637,381
National HealthCare Corp. ............. 29,158 1,720,905
National Research Corp. .............. 30,401 1,304,507
Option Care Health, Inc.
(b)
............. 169,647 5,730,676
Patterson Cos., Inc. ................. 182,488 6,002,030
Pediatrix Medical Group, Inc.
(b)
.......... 29,262 401,767
Premier, Inc., Class A ................ 246,869 6,850,615
US Physical Therapy, Inc. ............. 10,305 1,198,162
58,688,841
Health Care REITs — 0.2%
LTC Properties, Inc. ................. 28,449 954,749
Omega Healthcare Investors, Inc. ........ 31,597 1,007,944
1,962,693
Health Care Technology — 0.5%
Computer Programs & Systems, Inc.
(b)
..... 31,329 821,446
HealthStream, Inc. .................. 50,277 1,130,227
NextGen Healthcare, Inc.
(b)
............ 109,785 1,825,725
3,777,398
Hotels, Restaurants & Leisure — 0.6%
Accel Entertainment, Inc., Class A
(b)
...... 50,045 570,513
Papa John's International, Inc. .......... 8,812 728,753
Texas Roadhouse, Inc. ............... 10,917 1,217,791
Wendy's Co. (The) .................. 104,268 2,240,719
4,757,776
Household Durables — 0.3%
iRobot Corp.
(b)
..................... 54,463 2,178,520
Household Products — 0.4%
Reynolds Consumer Products, Inc. ....... 130,412 3,609,804
Industrial REITs — 0.3%
Americold Realty Trust, Inc. ............ 71,758 2,326,394
Insurance — 8.0%
AMERISAFE, Inc. .................. 41,043 2,139,161
Argo Group International Holdings Ltd. .... 22,837 678,259
Axis Capital Holdings Ltd. ............. 113,125 6,235,450
Donegal Group, Inc., Class A ........... 37,947 552,888
Employers Holdings, Inc. .............. 54,030 2,087,179
Enstar Group Ltd.
(b)
................. 21,686 5,549,014
Hanover Insurance Group, Inc. (The) ..... 61,634 6,994,226
Horace Mann Educators Corp. .......... 67,278 2,027,086
James River Group Holdings Ltd. ........ 72,973 1,349,271
Mercury General Corp. ............... 58,483 1,881,983
Old Republic International Corp. ......... 158,233 4,362,484
ProAssurance Corp. ................. 94,326 1,584,677
RenaissanceRe Holdings Ltd. .......... 34,672 6,475,343
RLI Corp.
(a)
....................... 43,415 5,791,995
Ryan Specialty Holdings, Inc., Class A
(b)
... 13,472 583,876
Safety Insurance Group, Inc. ........... 30,726 2,212,272
Selective Insurance Group, Inc. ......... 45,277 4,672,133
SiriusPoint Ltd.
(b)
................... 122,849 1,147,410
Tiptree, Inc. ...................... 45,263 668,534
United Fire Group, Inc. ............... 34,542 830,390
Universal Insurance Holdings, Inc. ....... 25,335 393,452
White Mountains Insurance Group Ltd. .... 5,342 8,264,181
66,481,264
IT Services — 0.1%
Hackett Group, Inc. (The) ............. 50,604 1,176,543
Security
Shares
Shares Value
Leisure Products — 0.2%
Sturm Ruger & Co., Inc. .............. 36,518 $ 1,933,628
Life Sciences Tools & Services — 0.1%
OmniAb, Inc.
(b)
..................... 103,362 568,491
Marine Transportation — 0.1%
Eagle Bulk Shipping, Inc. ............. 21,467 991,561
Media — 1.0%
Scholastic Corp., NVS ............... 20,373 879,910
TEGNA, Inc. ...................... 441,412 7,459,863
8,339,773
Metals & Mining — 1.6%
Royal Gold, Inc. .................... 93,161 11,192,363
Warrior Met Coal, Inc. ................ 53,697 2,376,092
13,568,455
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Dynex Capital, Inc. .................. 110,771 1,445,561
Multi-Utilities — 1.4%
Avista Corp. ...................... 147,360 5,693,990
NorthWestern Corp. ................. 97,644 5,513,957
11,207,947
Office REITs — 0.8%
Easterly Government Properties, Inc. ..... 135,126 1,994,460
Equity Commonwealth ............... 230,870 4,522,743
6,517,203
Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp. .............. 394,402 4,709,160
Arch Resources, Inc., Class A .......... 9,213 1,183,318
Delek US Holdings, Inc. .............. 17,862 492,813
Dorian LPG Ltd. .................... 67,056 1,994,245
Hess Midstream LP, Class A ........... 113,877 3,551,824
International Seaways, Inc. ............ 71,273 3,056,899
Kimbell Royalty Partners LP ........... 120,536 1,905,674
Kinetik Holdings, Inc., Class A .......... 35,543 1,279,548
Par Pacific Holdings, Inc.
(b)
............ 41,727 1,313,566
PBF Energy, Inc., Class A ............. 22,505 1,067,637
Plains GP Holdings LP, Class A ......... 101,718 1,595,955
Viper Energy Partners LP ............. 16,039 434,978
22,585,617
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(b)
............. 35,551 1,145,809
Pharmaceuticals — 3.6%
Amphastar Pharmaceuticals, Inc.
(b)
....... 79,960 4,852,772
Collegium Pharmaceutical, Inc.
(b)
........ 71,567 1,628,865
Corcept Therapeutics, Inc.
(b)
........... 108,861 2,773,778
Harmony Biosciences Holdings, Inc.
(a)(b)
.... 11,556 408,736
Innoviva, Inc.
(a)(b)
................... 126,454 1,713,452
Intra-Cellular Therapies, Inc.
(b)
.......... 25,275 1,563,006
Pacira BioSciences, Inc.
(b)
............. 31,709 1,152,622
Perrigo Co. plc .................... 133,753 4,900,710
Phibro Animal Health Corp., Class A ...... 35,780 518,094
Prestige Consumer Healthcare, Inc.
(b)
..... 103,145 6,726,086
Supernus Pharmaceuticals, Inc.
(b)
........ 67,383 2,067,984
Tarsus Pharmaceuticals, Inc.
(b)
.......... 33,295 732,823
Theravance Biopharma, Inc.
(a)(b)
......... 103,855 1,027,126
30,066,054
Professional Services — 5.8%
Barrett Business Services, Inc. .......... 5,184 470,344
CACI International, Inc., Class A
(a)(b)
...... 16,632 5,828,518
CBIZ, Inc.
(b)
....................... 61,759 3,266,433

Schedule of Investments
(continued)
July 31, 2023
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
CRA International, Inc. ............... 9,175 $ 918,326
CSG Systems International, Inc. ......... 31,177 1,608,421
Exponent, Inc. ..................... 15,162 1,358,212
FTI Consulting, Inc.
(b)
................ 48,173 8,437,983
Huron Consulting Group, Inc.
(b)
.......... 39,777 3,761,711
ICF International, Inc.
(a)
............... 16,853 1,981,744
KBR, Inc. ........................ 29,802 1,832,525
Kforce, Inc. ....................... 20,164 1,279,204
Maximus, Inc. ..................... 84,537 7,080,819
Science Applications International Corp. ... 55,258 6,705,006
Verra Mobility Corp., Class A
(a)(b)
......... 168,932 3,545,883
48,075,129
Real Estate Management & Development — 0.3%
FRP Holdings, Inc.
(b)
................. 16,017 918,895
RMR Group, Inc. (The), Class A ......... 21,934 517,204
Tejon Ranch Co.
(b)
.................. 46,223 813,987
2,250,086
Residential REITs — 0.1%
Elme Communities .................. 38,523 625,999
Retail REITs — 2.1%
Agree Realty Corp. ................. 183,152 11,864,586
Getty Realty Corp. .................. 73,205 2,365,986
NETSTREIT Corp. .................. 121,461 2,172,937
Phillips Edison & Co., Inc. ............. 21,583 762,096
17,165,605
Software — 3.2%
A10 Networks, Inc. .................. 62,675 972,716
Adeia, Inc. ....................... 57,460 690,669
CommVault Systems, Inc.
(b)
............ 69,121 5,386,600
Dolby Laboratories, Inc., Class A ........ 120,766 10,701,075
InterDigital, Inc. .................... 35,518 3,292,163
Mitek Systems, Inc.
(a)(b)
............... 40,332 411,790
Model N, Inc.
(b)
.................... 20,715 690,224
Progress Software Corp. .............. 69,850 4,195,191
26,340,428
Specialty Retail — 2.7%
Arko Corp. ....................... 113,513 946,698
AutoNation, Inc.
(b)
................... 11,507 1,852,397
Murphy USA, Inc. .................. 42,937 13,182,946
ODP Corp. (The)
(b)
.................. 14,496 723,060
Penske Automotive Group, Inc.
(a)
........ 3,606 582,081
PetMed Express, Inc. ................ 44,757 655,690
Valvoline, Inc. ..................... 50,075 1,901,348
Winmark Corp. .................... 6,065 2,204,385
22,048,605
Textiles, Apparel & Luxury Goods — 0.1%
Columbia Sportswear Co. ............. 5,580 438,644
Trading Companies & Distributors — 0.9%
McGrath RentCorp .................. 28,094 2,707,700
MSC Industrial Direct Co., Inc., Class A .... 50,600 5,106,552
7,814,252
Water Utilities — 1.3%
American States Water Co. ............ 25,604 2,263,649
California Water Service Group ......... 90,093 4,776,731
SJW Group ....................... 46,863 3,301,967
10,342,347
Wireless Telecommunication Services — 0.4%
Shenandoah Telecommunications Co. ..... 98,845 1,845,436
Telephone & Data Systems, Inc. ......... 85,489 685,622
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
United States Cellular Corp.
(b)
.......... 33,225 $ 588,415
3,119,473
Total Long-Term Investments — 99.8%
(Cost: $771,205,866) ............................. 826,857,547
Short-Term Securities
Money Market Funds — 3.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.42%
(e)
............ 23,681,856 23,686,593
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.22% .................. 2,436,774 2,436,774
Total Short-Term Securities — 3.2%
(Cost: $26,112,832) .............................. 26,123,367
Total Investments — 103.0%
(Cost: $797,318,698 ) ............................. 852,980,914
Liabilities in Excess of Other Assets — (3.0)% ............ (24,694,486)
Net Assets — 100.0% ..............................
$ 828,286,428
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 29,772,890 $ — $ (6,093,227)
(a)
$ 1,183 $ 5,747 $ 23,686,593 23,681,856 $ 768,152
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,800,000 636,774
(a)
— — — 2,436,774 2,436,774 70,468 1
$ 1,183 $ 5,747 $ 26,123,367 $ 838,620 $ 1
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 10 09/15/23 $ 341 $ 3,421
S&P Midcap 400 E-Mini Index ................................................. 3 09/15/23 823 38,555
$ 41,976
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 41,976 $ — $ — $ — $ 41,976
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended July 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 188,773 $ — $ — $ — $ 188,773
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (63,999) $ — $ — $ — $ (63,999)

Schedule of Investments
(continued)
July 31, 2023
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,477,405
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 826,857,547 $ — $ — $ 826,857,547
Short-Term Securities
Money Market Funds ...................................... 26,123,367 — — 26,123,367
$ 852,980,914 $ — $ — $ 852,980,914
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 41,976 $ — $ — $ 41,976
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
iShares Annual Report to Shareholders
Schedule of Investments
July 31, 2023
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.5%
General Dynamics Corp. .............. 3,195 $ 714,338
Lockheed Martin Corp. ............... 10,043 4,482,894
Northrop Grumman Corp. ............. 4,149 1,846,305
7,043,537
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc. . 1,429 181,912
United Parcel Service, Inc., Class B ...... 22,150 4,144,929
4,326,841
Automobiles — 1.9%
Ford Motor Co. .................... 212,174 2,802,818
General Motors Co. ................. 57,685 2,213,373
Harley-Davidson, Inc. ................ 40,147 1,550,076
Tesla, Inc.
(a)(b)
..................... 71,918 19,233,031
Thor Industries, Inc. ................. 9,453 1,091,727
26,891,025
Banks — 2.5%
Bank of America Corp. ............... 156,594 5,011,008
Citigroup, Inc. ..................... 95,512 4,552,102
Fifth Third Bancorp ................. 14,768 429,749
JPMorgan Chase & Co.
1
.............. 120,837 19,087,413
Popular, Inc. ...................... 49,697 3,605,517
US Bancorp ...................... 27,075 1,074,336
Wells Fargo & Co. .................. 49,634 2,291,105
36,051,230
Beverages — 1.5%
Coca-Cola Co. (The) ................ 132,054 8,178,104
PepsiCo, Inc. ..................... 73,866 13,846,921
22,025,025
Biotechnology — 2.1%
AbbVie, Inc. ...................... 95,689 14,313,161
Amgen, Inc. ...................... 15,670 3,669,130
Biogen, Inc.
(b)
..................... 813 219,664
Gilead Sciences, Inc. ................ 46,580 3,546,601
Moderna, Inc.
(b)
.................... 42,801 5,035,966
Vertex Pharmaceuticals, Inc.
(b)
.......... 10,987 3,871,160
30,655,682
Broadline Retail — 3.1%
Amazon.com, Inc.
(b)
................. 259,630 34,707,338
eBay, Inc. ........................ 45,548 2,027,342
Etsy, Inc.
(b)
....................... 48,483 4,928,297
MercadoLibre, Inc.
(b)
................. 2,439 3,019,604
44,682,581
Building Products — 0.5%
Builders FirstSource, Inc.
(b)
............ 16,472 2,379,051
Carrier Global Corp. ................. 14,870 885,509
Lennox International, Inc. ............. 782 287,338
Trex Co., Inc.
(a)(b)
................... 4,746 328,138
UFP Industries, Inc. ................. 34,037 3,497,642
7,377,678
Capital Markets — 5.2%
Affiliated Managers Group, Inc. ......... 17,479 2,423,289
Ameriprise Financial, Inc. ............. 14,392 5,014,892
Bank of New York Mellon Corp. (The) ..... 75,188 3,410,528
BlackRock, Inc.
(c)
................... 4,409 3,257,590
Blackstone, Inc., Class A .............. 48,419 5,073,827
Charles Schwab Corp. (The) ........... 15,470 1,022,567
Evercore, Inc., Class A ............... 26,806 3,620,418
Goldman Sachs Group, Inc. (The) ....... 14,828 5,276,840
Security
Shares
Shares Value
Capital Markets (continued)
Interactive Brokers Group, Inc., Class A .... 60,508 $ 5,284,164
Janus Henderson Group plc ........... 114,485 3,360,135
Jefferies Financial Group, Inc. .......... 130,037 4,784,061
LPL Financial Holdings, Inc. ............ 3,628 832,118
Morgan Stanley .................... 53,415 4,890,677
MSCI, Inc. ....................... 10,163 5,570,137
Nasdaq, Inc. ...................... 33,726 1,702,826
Northern Trust Corp. ................. 11,358 910,003
Raymond James Financial, Inc. ......... 44,045 4,848,033
S&P Global, Inc. ................... 17,777 7,013,204
State Street Corp. .................. 44,591 3,230,172
Stifel Financial Corp. ................ 21,491 1,365,538
T. Rowe Price Group, Inc. ............. 1,177 145,077
XP, Inc., Class A
(a)(b)
................. 67,762 1,830,252
74,866,348
Chemicals — 1.3%
CF Industries Holdings, Inc. ............ 6,467 530,811
Chemours Co. (The) ................. 57,870 2,140,033
Dow, Inc. ........................ 21,529 1,215,743
Huntsman Corp. ................... 7,270 216,428
Linde plc ........................ 23,679 9,250,675
LyondellBasell Industries NV, Class A ..... 8,048 795,625
Mosaic Co. (The) ................... 6,373 259,763
Olin Corp. ........................ 57,641 3,324,733
Sherwin-Williams Co. (The) ............ 2,036 562,954
18,296,765
Commercial Services & Supplies — 0.4%
Cintas Corp. ...................... 8,224 4,128,777
Tetra Tech, Inc. .................... 8,857 1,498,693
5,627,470
Communications Equipment — 0.8%
Arista Networks, Inc.
(b)
............... 14,687 2,277,807
Cisco Systems, Inc. ................. 103,299 5,375,680
Motorola Solutions, Inc. .............. 11,783 3,377,361
11,030,848
Construction & Engineering — 0.2%
EMCOR Group, Inc. ................. 16,234 3,490,959
Consumer Finance — 1.2%
Ally Financial, Inc. .................. 171,368 5,233,579
American Express Co. ............... 11,258 1,901,251
Capital One Financial Corp. ............ 23,667 2,769,512
Credit Acceptance Corp.
(a)(b)
............ 1,141 635,081
OneMain Holdings, Inc. ............... 82,946 3,772,384
Synchrony Financial ................. 77,641 2,681,720
16,993,527
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A .......... 134,484 2,922,337
Costco Wholesale Corp. .............. 11,072 6,207,738
Kroger Co. (The) ................... 112,332 5,463,829
Target Corp. ...................... 15,352 2,095,088
Walmart, Inc. ...................... 68,863 11,008,439
27,697,431
Containers & Packaging — 0.1%
Amcor plc ........................ 189,165 1,940,833
Diversified Consumer Services — 0.3%
H&R Block, Inc. .................... 103,931 3,493,121
Diversified Telecommunication Services — 1.1%
AT&T, Inc. ........................ 500,297 7,264,312
Liberty Global plc, Class C, NVS
(b)
....... 188,010 3,715,078

Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. .......... 126,286 $ 4,303,827
15,283,217
Electric Utilities — 1.6%
Constellation Energy Corp. ............ 14,147 1,367,307
Duke Energy Corp. ................. 35,522 3,325,570
Exelon Corp. ...................... 56,296 2,356,551
FirstEnergy Corp. .................. 20,947 825,102
NextEra Energy, Inc. ................ 49,724 3,644,769
NRG Energy, Inc. ................... 145,358 5,522,150
Southern Co. (The) ................. 75,637 5,471,581
22,513,030
Electrical Equipment — 1.2%
Acuity Brands, Inc. .................. 3,227 533,230
Atkore, Inc.
(a)(b)
..................... 26,881 4,265,208
Eaton Corp. plc .................... 19,801 4,065,541
Emerson Electric Co. ................ 57,552 5,257,375
nVent Electric plc ................... 58,992 3,119,497
17,240,851
Electronic Equipment, Instruments & Components — 0.5%
Jabil, Inc. ........................ 35,988 3,982,792
Keysight Technologies, Inc.
(b)
........... 21,439 3,453,394
7,436,186
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A ............ 53,849 1,927,256
ChampionX Corp. .................. 93,063 3,313,043
Schlumberger NV .................. 39,927 2,329,341
7,569,640
Entertainment — 0.1%
(b)
Live Nation Entertainment, Inc. .......... 2,988 262,197
Spotify Technology SA ............... 2,919 436,128
698,325
Financial Services — 2.3%
Fidelity National Information Services, Inc. .. 25,554 1,542,951
Fiserv, Inc.
(b)
...................... 10,154 1,281,536
Mastercard, Inc., Class A .............. 25,978 10,242,606
PayPal Holdings, Inc.
(b)
............... 12,634 957,910
Visa, Inc., Class A .................. 69,647 16,557,181
Voya Financial, Inc. ................. 29,963 2,225,052
32,807,236
Food Products — 0.9%
Archer-Daniels-Midland Co. ............ 24,824 2,109,047
General Mills, Inc. .................. 67,243 5,025,742
Hershey Co. (The) .................. 15,514 3,588,543
Kraft Heinz Co. (The) ................ 4,234 153,186
Mondelez International, Inc., Class A ...... 28,318 2,099,213
Tyson Foods, Inc., Class A ............ 8,402 468,160
13,443,891
Ground Transportation — 0.4%
Avis Budget Group, Inc.
(b)
............. 15,036 3,312,280
Landstar System, Inc. ................ 5,608 1,141,733
Union Pacific Corp. ................. 3,625 841,073
5,295,086
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories ................. 78,369 8,724,821
Dentsply Sirona, Inc. ................ 43,816 1,819,240
GE HealthCare Technologies, Inc. ....... 55,904 4,360,512
Hologic, Inc.
(b)
..................... 59,806 4,749,792
Lantheus Holdings, Inc.
(b)
............. 28,126 2,432,618
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Medtronic plc ..................... 35,264 $ 3,094,769
25,181,752
Health Care Providers & Services — 3.3%
Cigna Group (The) .................. 1,525 450,027
CVS Health Corp. .................. 98,013 7,320,591
DaVita, Inc.
(b)
...................... 6,418 654,572
Elevance Health, Inc. ................ 12,628 5,955,744
Humana, Inc. ..................... 8,413 3,843,311
Laboratory Corp. of America Holdings ..... 2,084 445,830
McKesson Corp. ................... 12,989 5,226,774
Molina Healthcare, Inc.
(b)
.............. 16,037 4,883,106
Quest Diagnostics, Inc. ............... 3,217 434,970
UnitedHealth Group, Inc. .............. 35,444 17,947,778
47,162,703
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class A
(b)
................ 32,586 4,959,263
Booking Holdings, Inc.
(b)
.............. 2,141 6,360,483
Hyatt Hotels Corp., Class A ............ 2,304 291,111
McDonald's Corp. .................. 33,027 9,683,517
Starbucks Corp. .................... 47,220 4,796,135
Wingstop, Inc. ..................... 18,169 3,062,930
Yum! Brands, Inc. .................. 41,696 5,740,288
34,893,727
Household Durables — 0.2%
Tempur Sealy International, Inc. ......... 16,065 716,981
Whirlpool Corp. .................... 11,837 1,707,606
2,424,587
Household Products — 1.6%
Procter & Gamble Co. (The) ........... 143,319 22,400,760
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. ...................... 86,829 2,436,422
Industrial Conglomerates — 0.1%
Honeywell International, Inc. ........... 7,441 1,444,521
Industrial REITs — 0.4%
Prologis, Inc. ...................... 49,687 6,198,453
Insurance — 2.6%
Aflac, Inc. ........................ 65,845 4,763,227
Allstate Corp. (The) ................. 25,838 2,911,426
American Financial Group, Inc. ......... 12,454 1,514,531
American International Group, Inc. ....... 39,451 2,378,106
Everest Group Ltd. .................. 2,864 1,032,501
Fidelity National Financial, Inc., Class A .... 83,831 3,283,660
First American Financial Corp. .......... 70,303 4,455,804
Hartford Financial Services Group, Inc. (The) 18,304 1,315,691
MetLife, Inc. ...................... 141,010 8,879,400
Principal Financial Group, Inc. .......... 3,286 262,453
Prudential Financial, Inc. .............. 39,108 3,773,531
RLI Corp. ........................ 4,671 623,158
Travelers Cos., Inc. (The) ............. 14,377 2,481,614
37,675,102
Interactive Media & Services — 3.5%
(b)
Alphabet, Inc., Class C, NVS ........... 218,001 29,018,113
Match Group, Inc. .................. 15,629 726,905
Meta Platforms, Inc., Class A ........... 62,785 20,003,301
49,748,319
IT Services — 1.4%
Accenture plc, Class A ............... 30,943 9,788,818
Amdocs Ltd. ...................... 23,203 2,172,729

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Gartner, Inc.
(b)
..................... 11,462 $ 4,052,848
GoDaddy, Inc., Class A
(b)
.............. 3,640 280,608
International Business Machines Corp. .... 12,548 1,809,171
MongoDB, Inc., Class A
(b)
............. 1,652 699,457
Okta, Inc., Class A
(b)
................. 8,646 664,531
Wix.com Ltd.
(b)
..................... 8,709 821,433
20,289,595
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc. ............. 23,800 2,898,126
Danaher Corp. .................... 21,907 5,587,599
IQVIA Holdings, Inc.
(b)
................ 5,996 1,341,665
Medpace Holdings, Inc.
(b)
............. 7,226 1,829,406
Mettler-Toledo International, Inc.
(b)
....... 3,759 4,726,830
Thermo Fisher Scientific, Inc. ........... 14,047 7,707,027
24,090,653
Machinery — 1.5%
AGCO Corp. ...................... 6,429 855,700
Caterpillar, Inc. .................... 9,241 2,450,436
Deere & Co. ...................... 7,591 3,261,093
Dover Corp. ...................... 3,437 501,699
Illinois Tool Works, Inc. ............... 20,502 5,398,587
Otis Worldwide Corp. ................ 89,226 8,115,997
Parker-Hannifin Corp. ................ 2,751 1,127,937
21,711,449
Media — 1.5%
Charter Communications, Inc., Class A
(b)
... 5,038 2,041,347
Comcast Corp., Class A .............. 128,932 5,835,462
Fox Corp., Class A, NVS .............. 133,340 4,460,223
Interpublic Group of Cos., Inc. (The) ...... 125,309 4,289,327
News Corp., Class A, NVS ............ 140,129 2,777,357
Omnicom Group, Inc. ................ 28,372 2,400,839
21,804,555
Metals & Mining — 0.9%
Alcoa Corp. ....................... 20,367 737,082
Commercial Metals Co. ............... 8,705 498,100
Nucor Corp. ...................... 19,182 3,301,030
Reliance Steel & Aluminum Co. ......... 15,961 4,674,338
Southern Copper Corp. ............... 13,142 1,149,137
Steel Dynamics, Inc. ................. 22,781 2,427,999
12,787,686
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp. .............. 163,852 1,669,652
Multi-Utilities — 0.9%
Ameren Corp. ..................... 39,702 3,401,270
DTE Energy Co. ................... 39,113 4,470,616
Public Service Enterprise Group, Inc. ..... 7,620 480,974
Sempra ......................... 2,275 339,021
WEC Energy Group, Inc. .............. 39,965 3,591,255
12,283,136
Oil, Gas & Consumable Fuels — 3.7%
Antero Resources Corp.
(a)(b)
............ 114,055 3,050,971
APA Corp. ....................... 91,572 3,707,750
Chesapeake Energy Corp. ............ 3,842 324,034
Chevron Corp. ..................... 63,314 10,361,969
ConocoPhillips .................... 8,322 979,666
Devon Energy Corp. ................. 53,109 2,867,886
EOG Resources, Inc. ................ 7,866 1,042,481
Exxon Mobil Corp. .................. 142,636 15,296,285
Kinder Morgan, Inc. ................. 36,243 641,864
Marathon Oil Corp. .................. 61,429 1,613,740
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp. ............ 15,225 $ 2,025,230
Murphy Oil Corp. ................... 63,899 2,764,910
Occidental Petroleum Corp. ............ 12,157 767,471
Ovintiv, Inc. ....................... 25,310 1,166,538
PDC Energy, Inc. ................... 1,794 136,147
Range Resources Corp. .............. 152,359 4,788,643
Texas Pacific Land Corp. .............. 251 378,081
Valero Energy Corp. ................. 2,752 354,760
52,268,426
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp. ............... 49,223 3,747,347
Personal Care Products — 0.5%
elf Beauty, Inc.
(b)
................... 25,744 3,004,840
Estee Lauder Cos., Inc. (The), Class A .... 18,731 3,371,580
6,376,420
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co. .............. 117,476 7,305,832
Eli Lilly & Co. ..................... 26,780 12,172,849
Johnson & Johnson ................. 107,942 18,083,523
Merck & Co., Inc. ................... 110,214 11,754,323
Pfizer, Inc. ....................... 225,091 8,116,782
Royalty Pharma plc, Class A ........... 6,162 193,364
57,626,673
Professional Services — 1.0%
Automatic Data Processing, Inc. ......... 9,957 2,461,968
ExlService Holdings, Inc.
(b)
............ 16,996 2,395,586
Paychex, Inc. ..................... 37,592 4,716,668
Robert Half, Inc. ................... 59,444 4,407,773
13,981,995
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(b)
........... 23,673 1,972,198
Residential REITs — 0.4%
Equity Residential .................. 38,327 2,527,283
Mid-America Apartment Communities, Inc. .. 21,667 3,242,683
5,769,966
Retail REITs — 0.4%
Brixmor Property Group, Inc. ........... 100,123 2,276,797
Simon Property Group, Inc. ............ 24,019 2,992,767
5,269,564
Semiconductors & Semiconductor Equipment — 7.0%
Advanced Micro Devices, Inc.
(a)(b)
........ 11,750 1,344,200
Applied Materials, Inc. ............... 30,046 4,554,673
Axcelis Technologies, Inc.
(b)
............ 22,285 4,467,697
Broadcom, Inc. .................... 20,417 18,347,737
Enphase Energy, Inc.
(b)
............... 10,658 1,618,204
Intel Corp. ....................... 67,474 2,413,545
KLA Corp. ........................ 9,162 4,708,810
Lam Research Corp. ................ 4,160 2,988,918
Lattice Semiconductor Corp.
(b)
.......... 30,571 2,780,127
NVIDIA Corp. ..................... 81,178 37,933,668
QUALCOMM, Inc. .................. 54,251 7,170,355
Rambus, Inc.
(b)
.................... 74,253 4,648,980
Texas Instruments, Inc. ............... 42,626 7,672,680
100,649,594
Software — 12.3%
Adobe, Inc.
(b)
...................... 10,225 5,584,588
Atlassian Corp., Class A
(b)
............. 41,606 7,569,796
Cadence Design Systems, Inc.
(b)
........ 26,156 6,120,766
Crowdstrike Holdings, Inc., Class A
(b)
...... 27,760 4,487,682

Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
DocuSign, Inc.
(b)
................... 69,701 $ 3,751,308
Dynatrace, Inc.
(b)
................... 16,876 922,948
Elastic NV
(b)
...................... 40,283 2,676,805
Fair Isaac Corp.
(b)
................... 7,263 6,086,176
Fortinet, Inc.
(b)
..................... 106,204 8,254,175
HubSpot, Inc.
(b)
.................... 4,064 2,359,355
Intuit, Inc. ........................ 13,405 6,859,339
Manhattan Associates, Inc.
(b)
........... 33,583 6,401,591
Microsoft Corp. .................... 260,279 87,432,922
Nutanix, Inc., Class A
(b)
............... 98,657 2,979,441
Oracle Corp. ...................... 46,177 5,413,330
Palo Alto Networks, Inc.
(b)
............. 21,559 5,388,888
Qualys, Inc.
(b)
..................... 22,525 3,126,470
Salesforce, Inc.
(b)
................... 2,906 653,879
ServiceNow, Inc.
(b)
.................. 3,222 1,878,426
Synopsys, Inc.
(b)
................... 11,404 5,152,327
Zscaler, Inc.
(b)
..................... 14,556 2,334,491
175,434,703
Specialized REITs — 0.8%
Crown Castle, Inc. .................. 5,608 607,290
Lamar Advertising Co., Class A ......... 17,442 1,721,526
Public Storage ..................... 7,472 2,105,236
Weyerhaeuser Co. .................. 193,331 6,584,854
11,018,906
Specialty Retail — 2.9%
AutoNation, Inc.
(a)(b)
................. 26,997 4,345,977
AutoZone, Inc.
(b)
................... 258 640,284
Bath & Body Works, Inc. .............. 75,511 2,798,437
Best Buy Co., Inc. .................. 27,298 2,267,099
Dick's Sporting Goods, Inc. ............ 37,977 5,354,757
Home Depot, Inc. (The) .............. 28,213 9,418,628
Lowe's Cos., Inc. ................... 38,517 9,023,377
Murphy USA, Inc. .................. 8,158 2,504,751
Williams-Sonoma, Inc. ............... 40,303 5,587,608
41,940,918
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc. ....................... 514,529 101,079,222
Dell Technologies, Inc., Class C ......... 22,584 1,195,145
Hewlett Packard Enterprise Co. ......... 261,321 4,541,759
HP, Inc. ......................... 108,646 3,566,848
Seagate Technology Holdings plc ........ 4,901 311,214
Super Micro Computer, Inc.
(b)
........... 6,134 2,025,876
112,720,064
Textiles, Apparel & Luxury Goods — 0.7%
Crocs, Inc.
(b)
...................... 37,850 4,101,047
Deckers Outdoor Corp.
(b)
.............. 4,451 2,419,964
NIKE, Inc., Class B ................. 11,151 1,230,959
PVH Corp. ....................... 14,098 1,263,745
Tapestry, Inc. ...................... 30,824 1,330,056
10,345,771
Tobacco — 0.6%
Altria Group, Inc. ................... 13,304 604,268
Philip Morris International, Inc. .......... 82,502 8,227,099
8,831,367
Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc. ...... 8,479 1,229,370
Ferguson plc ...................... 37,669 6,088,064
Univar Solutions, Inc.
(b)
............... 32,577 1,177,333
8,494,767
Security
Shares
Shares Value
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 12,408 $ 1,829,311
Total Long-Term Investments — 99.8%
(Cost: $1,254,100,716) ........................... 1,427,259,425
Short-Term Securities
Money Market Funds — 0.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.42%
(e)
............ 5,272,759 5,273,814
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.22% .................. 2,245,623 2,245,623
Total Short-Term Securities — 0.5%
(Cost: $7,518,888) .............................. 7,519,437
Total Investments — 100.3%
(Cost: $1,261,619,604 ) ........................... 1,434,778,862
Liabilities in Excess of Other Assets — (0.3)% ............ (3,768,267)
Net Assets — 100.0% ..............................
$ 1,431,010,595
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Equity Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 11,854,615 $ — $ (6,594,937)
(a)
$ 14,472 $ (336) $ 5,273,814 5,272,759 $ 216,260
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 2,280,000 — (34,377)
(a)
— — 2,245,623 2,245,623 97,302 1
BlackRock, Inc. ............ 2,686,758 751,865 (479,617) 36,568 262,016 3,257,590 4,409 82,870 —
$ 51,040 $ 261,680 $ 10,777,027 $ 396,432 $ 1
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 13 09/15/23 $ 2,999 $ 88,733
S&P Midcap 400 E-Mini Index ................................................. 2 09/15/23 549 18,545
$ 107,278
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 107,278 $ — $ — $ — $ 107,278
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended July 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 452,390 $ — $ — $ — $ 452,390
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (141,675) $ — $ — $ — $ (141,675)

Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,420,099
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,427,259,425 $ — $ — $ 1,427,259,425
Short-Term Securities
Money Market Funds ...................................... 7,519,437 — — 7,519,437
$ 1,434,778,862 $ — $ — $ 1,434,778,862
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 107,278 $ — $ — $ 107,278
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
iShares Annual Report to Shareholders
Schedule of Investments
July 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.5%
AeroVironment, Inc.
(a)
................ 1,670 $ 159,084
Axon Enterprise, Inc.
(a)
............... 8,611 1,601,043
BWX Technologies, Inc. .............. 13,694 944,886
Curtiss-Wright Corp. ................. 6,108 1,168,827
Hexcel Corp. ...................... 5,137 363,083
Moog, Inc., Class A ................. 1,203 126,845
4,363,768
Automobile Components — 0.4%
Adient plc
(a)
....................... 12,829 546,002
American Axle & Manufacturing Holdings, Inc.
(a)
28,809 272,245
Dana, Inc. ........................ 22,794 432,630
Modine Manufacturing Co.
(a)
........... 4,032 151,442
Visteon Corp.
(a)
.................... 9,456 1,457,075
XPEL, Inc.
(a)(b)
..................... 4,367 354,732
3,214,126
Automobiles — 0.4%
Harley-Davidson, Inc. ................ 39,088 1,509,188
Thor Industries, Inc. ................. 11,308 1,305,961
Winnebago Industries, Inc. ............ 6,574 452,291
3,267,440
Banks — 5.8%
1st Source Corp. ................... 23,531 1,103,604
Associated Banc-Corp. ............... 34,599 655,651
Axos Financial, Inc.
(a)(c)
............... 22,761 1,069,767
BancFirst Corp. .................... 16,332 1,631,567
Bancorp, Inc. (The)
(a)(c)
............... 19,347 733,251
Bank of Hawaii Corp. ................ 15,527 887,057
Bank of NT Butterfield & Son Ltd. (The) .... 18,289 587,626
Bank OZK ....................... 6,935 303,268
BankUnited, Inc. ................... 42,603 1,271,273
BOK Financial Corp. ................. 4,342 386,785
Capitol Federal Financial, Inc. .......... 93,222 618,062
City Holding Co. ................... 1,743 172,400
Columbia Financial, Inc.
(a)(c)
............ 20,777 363,182
Comerica, Inc. ..................... 26,704 1,440,948
Commerce Bancshares, Inc. ........... 33,722 1,793,336
Community Bank System, Inc. .......... 1,379 74,232
Community Trust Bancorp, Inc. ......... 9,567 367,181
Cullen/Frost Bankers, Inc. ............. 19,011 2,064,214
Customers Bancorp, Inc.
(a)
............. 13,497 566,604
CVB Financial Corp. ................. 20,831 393,081
Eagle Bancorp, Inc. ................. 12,876 356,665
East West Bancorp, Inc. .............. 36,740 2,285,595
First Bancorp ..................... 4,892 161,827
First BanCorp ..................... 122,489 1,818,962
First Citizens BancShares, Inc., Class A .... 1,235 1,767,655
First Financial Bankshares, Inc. ......... 10,991 358,197
First Hawaiian, Inc. ................. 73,824 1,527,419
First Horizon Corp. .................. 18,683 254,649
Fulton Financial Corp. ................ 35,607 509,180
Hancock Whitney Corp. .............. 12,514 550,741
Hilltop Holdings, Inc. ................. 33,278 1,029,289
International Bancshares Corp. ......... 16,028 795,630
Kearny Financial Corp. ............... 22,549 193,696
Metropolitan Bank Holding Corp.
(a)
....... 23,040 1,043,482
NBT Bancorp, Inc. .................. 7,109 264,455
New York Community Bancorp, Inc. ...... 104,362 1,447,501
Northfield Bancorp, Inc. .............. 7,892 96,125
OFG Bancorp ..................... 75,427 2,526,050
PacWest Bancorp
(c)
................. 75,317 700,448
Pathward Financial, Inc. .............. 21,310 1,107,268
Security
Shares
Shares Value
Banks (continued)
Pinnacle Financial Partners, Inc. ......... 7,684 $ 583,216
Popular, Inc. ...................... 56,335 4,087,104
Preferred Bank .................... 14,503 958,358
ServisFirst Bancshares, Inc. ........... 13,892 829,075
SouthState Corp. ................... 1,407 109,282
Stellar Bancorp, Inc. ................. 4,271 106,177
Synovus Financial Corp. .............. 8,285 280,861
Texas Capital Bancshares, Inc.
(a)
........ 3,535 225,710
Trustmark Corp. ................... 28,821 756,839
UMB Financial Corp. ................ 10,637 755,227
Washington Federal, Inc. .............. 26,050 808,592
Webster Financial Corp. .............. 8,448 399,759
Western Alliance Bancorp ............. 17,925 931,204
Wintrust Financial Corp. .............. 1,602 135,145
Zions Bancorp NA .................. 25,225 964,856
47,209,328
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A, NVS
(a)
. 1,442 535,616
Celsius Holdings, Inc.
(a)(c)
.............. 3,725 539,008
Coca-Cola Consolidated, Inc. ........... 1,784 1,130,003
Duckhorn Portfolio, Inc. (The)
(a)
......... 74,444 936,506
National Beverage Corp.
(a)
............. 3,618 191,211
3,332,344
Biotechnology — 4.6%
(a)
ACADIA Pharmaceuticals, Inc. .......... 32,935 963,019
Agenus, Inc. ...................... 335,377 509,773
Akero Therapeutics, Inc. .............. 1,501 65,143
Alkermes plc ...................... 64,746 1,895,763
AnaptysBio, Inc.
(c)
.................. 33,351 657,348
Anavex Life Sciences Corp.
(c)
........... 53,410 440,632
Apellis Pharmaceuticals, Inc. ........... 23,311 600,258
Arcus Biosciences, Inc. ............... 30,236 601,696
Arrowhead Pharmaceuticals, Inc. ........ 22,334 770,970
Beam Therapeutics, Inc.
(c)
............. 34,430 1,062,854
BioCryst Pharmaceuticals, Inc.
(c)
......... 63,189 466,967
Blueprint Medicines Corp. ............. 15,048 993,168
Catalyst Pharmaceuticals, Inc. .......... 94,063 1,300,891
CRISPR Therapeutics AG
(c)
............ 1,602 91,843
Cullinan Oncology, Inc. ............... 6,914 73,219
Cytokinetics, Inc.
(c)
.................. 21,151 705,386
Denali Therapeutics, Inc. .............. 68,720 1,953,710
Dyne Therapeutics, Inc. .............. 13,122 159,826
Eagle Pharmaceuticals, Inc. ........... 14,060 291,886
Editas Medicine, Inc. ................ 46,173 405,399
Emergent BioSolutions, Inc. ............ 12,536 86,248
Enanta Pharmaceuticals, Inc. ........... 5,379 102,040
Erasca, Inc. ...................... 76,469 201,878
Exelixis, Inc. ...................... 67,108 1,322,699
FibroGen, Inc. ..................... 14,415 29,695
Halozyme Therapeutics, Inc. ........... 43,524 1,869,791
Insmed, Inc.
(c)
..................... 8,021 177,184
Intellia Therapeutics, Inc. ............. 4,619 195,522
Ionis Pharmaceuticals, Inc. ............ 36,165 1,498,316
Ironwood Pharmaceuticals, Inc., Class A ... 28,857 320,024
Karuna Therapeutics, Inc. ............. 5,079 1,014,632
Kinnate Biopharma, Inc. .............. 24,957 74,122
Legend Biotech Corp., ADR
(c)
........... 19,729 1,489,934
Madrigal Pharmaceuticals, Inc. .......... 1,365 280,234
MiMedx Group, Inc. ................. 89,771 724,452
Natera, Inc. ....................... 29,812 1,348,099
Precigen, Inc.
(c)
.................... 258,036 358,670
Prothena Corp. plc .................. 9,579 659,706
PTC Therapeutics, Inc. ............... 4,851 195,689

Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
REGENXBIO, Inc. .................. 49,230 $ 935,370
Sage Therapeutics, Inc. .............. 13,391 464,400
Sana Biotechnology, Inc.
(c)
............. 124,047 726,915
Sarepta Therapeutics, Inc. ............. 16,336 1,770,659
SpringWorks Therapeutics, Inc.
(c)
........ 5,433 170,488
Stoke Therapeutics, Inc. .............. 14,917 99,049
Sutro Biopharma, Inc. ................ 38,798 173,427
Travere Therapeutics, Inc. ............. 39,188 673,642
Ultragenyx Pharmaceutical, Inc.
(c)
........ 7,650 329,868
United Therapeutics Corp. ............. 9,425 2,287,636
Vanda Pharmaceuticals, Inc. ........... 52,542 303,693
Vaxcyte, Inc. ...................... 9,117 438,163
Veracyte, Inc. ..................... 9,838 270,053
Vericel Corp. ...................... 12,671 455,142
Vir Biotechnology, Inc. ............... 64,514 908,357
Xencor, Inc. ...................... 74,064 1,799,015
Xenon Pharmaceuticals, Inc. ........... 2,142 79,083
37,843,646
Broadline Retail — 0.6%
Big Lots, Inc. ...................... 12,568 128,822
Dillard's, Inc., Class A ................ 6,049 2,075,049
Global-e Online Ltd.
(a)(c)
............... 10,792 486,180
Kohl's Corp. ...................... 17,999 512,072
Macy's, Inc. ...................... 66,767 1,107,664
Qurate Retail, Inc.
(a)
................. 272,317 277,763
4,587,550
Building Products — 2.2%
Advanced Drainage Systems, Inc. ....... 10,222 1,246,982
Allegion plc ....................... 10,794 1,261,387
AZEK Co., Inc. (The), Class A
(a)
......... 23,496 733,075
Builders FirstSource, Inc.
(a)
............ 33,976 4,907,154
Carlisle Cos., Inc. .................. 8,758 2,427,717
CSW Industrials, Inc. ................ 2,004 361,822
Griffon Corp. ...................... 10,688 445,903
Masonite International Corp.
(a)
.......... 1,427 149,193
Owens Corning .................... 8,982 1,257,390
Quanex Building Products Corp.
(c)
........ 6,336 178,295
Resideo Technologies, Inc.
(a)
........... 11,807 221,027
Simpson Manufacturing Co., Inc. ........ 4,236 669,288
Trex Co., Inc.
(a)
.................... 32,521 2,248,502
UFP Industries, Inc. ................. 16,955 1,742,296
17,850,031
Capital Markets — 3.8%
Affiliated Managers Group, Inc. ......... 14,048 1,947,615
Brightsphere Investment Group, Inc. ...... 3,393 72,203
Cohen & Steers, Inc. ................ 3,215 206,757
Donnelley Financial Solutions, Inc.
(a)
...... 17,854 844,494
Evercore, Inc., Class A ............... 26,654 3,599,889
Federated Hermes, Inc., Class B ........ 24,776 838,172
Houlihan Lokey, Inc., Class A ........... 30,269 3,022,360
Interactive Brokers Group, Inc., Class A .... 24,641 2,151,898
Invesco Ltd. ...................... 53,328 895,910
Janus Henderson Group plc ........... 64,934 1,905,813
Jefferies Financial Group, Inc. .......... 136,625 5,026,434
Lazard Ltd., Class A ................. 18,860 661,986
Moelis & Co., Class A ................ 39,641 1,935,670
Piper Sandler Cos. .................. 13,595 1,989,764
StepStone Group, Inc., Class A ......... 5,759 161,655
Stifel Financial Corp. ................ 14,790 939,757
StoneX Group, Inc.
(a)
................ 6,844 629,716
TPG, Inc., Class A .................. 40,407 1,189,178
Virtu Financial, Inc., Class A ............ 8,139 151,060
Security
Shares
Shares Value
Capital Markets (continued)
XP, Inc., Class A
(a)
.................. 91,200 $ 2,463,312
30,633,643
Chemicals — 1.8%
Ashland, Inc. ...................... 8,943 817,032
Avient Corp. ...................... 35,022 1,419,442
Axalta Coating Systems Ltd.
(a)
.......... 6,034 193,088
Balchem Corp. .................... 2,453 330,517
Cabot Corp. ...................... 11,016 782,136
Chemours Co. (The) ................. 43,726 1,616,987
Element Solutions, Inc. ............... 52,974 1,110,335
Huntsman Corp. ................... 49,930 1,486,416
Ingevity Corp.
(a)
.................... 10,537 674,579
Innospec, Inc. ..................... 3,548 380,133
Mativ Holdings, Inc. ................. 20,523 323,032
Olin Corp. ........................ 19,250 1,110,340
RPM International, Inc. ............... 15,724 1,624,446
Scotts Miracle-Gro Co. (The) ........... 24,471 1,713,949
Trinseo plc ....................... 41,606 733,098
Tronox Holdings plc ................. 9,727 129,272
14,444,802
Commercial Services & Supplies — 1.1%
ACCO Brands Corp. ................. 82,874 504,703
Brady Corp., Class A, NVS ............ 22,050 1,137,339
Brink's Co. (The) ................... 6,350 463,296
Cimpress plc
(a)
..................... 16,201 1,125,969
Clean Harbors, Inc.
(a)(c)
............... 2,529 420,471
CoreCivic, Inc.
(a)
................... 54,271 526,429
Deluxe Corp. ...................... 17,240 327,388
GEO Group, Inc. (The)
(a)
.............. 130,736 976,598
Interface, Inc. ..................... 18,575 181,478
Matthews International Corp., Class A ..... 1,834 84,181
MSA Safety, Inc. ................... 1,095 181,770
SP Plus Corp.
(a)
.................... 2,914 112,043
Steelcase, Inc., Class A .............. 35,553 304,689
Tetra Tech, Inc. .................... 13,734 2,323,930
8,670,284
Communications Equipment — 0.6%
ADTRAN Holdings, Inc. .............. 18,284 177,903
Calix, Inc.
(a)
....................... 17,589 793,440
Ciena Corp.
(a)
..................... 9,563 403,559
Extreme Networks, Inc.
(a)
.............. 86,128 2,290,143
Lumentum Holdings, Inc.
(a)(c)
........... 18,815 985,153
NetScout Systems, Inc.
(a)
............. 8,247 230,504
Viavi Solutions, Inc.
(a)
................ 25,218 274,120
5,154,822
Construction & Engineering — 1.6%
AECOM ......................... 16,131 1,403,397
Ameresco, Inc., Class A
(a)
............. 5,342 310,958
API Group Corp.
(a)(c)
................. 26,195 753,368
Arcosa, Inc. ...................... 8,988 693,694
Argan, Inc. ....................... 10,169 386,829
Comfort Systems USA, Inc. ............ 8,452 1,470,395
Dycom Industries, Inc.
(a)(c)
............. 1,119 111,430
EMCOR Group, Inc. ................. 19,224 4,133,929
MasTec, Inc.
(a)
..................... 10,491 1,235,315
MDU Resources Group, Inc. ........... 32,970 729,296
Valmont Industries, Inc. ............... 3,979 1,053,440
WillScot Mobile Mini Holdings Corp.
(a)
..... 23,918 1,146,868
13,428,919
Consumer Finance — 1.2%
Bread Financial Holdings, Inc. .......... 4,515 187,688
Credit Acceptance Corp.
(a)(c)
............ 1,788 995,201

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
Enova International, Inc.
(a)
............. 17,730 $ 976,746
Navient Corp. ..................... 122,863 2,339,311
Nelnet, Inc., Class A ................. 1,685 166,276
OneMain Holdings, Inc. ............... 32,620 1,483,558
PROG Holdings, Inc.
(a)
............... 34,701 1,408,167
SLM Corp. ....................... 128,440 2,078,159
9,635,106
Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc., Class A .......... 69,537 1,511,039
BJ's Wholesale Club Holdings, Inc.
(a)
...... 27,367 1,814,706
Casey's General Stores, Inc. ........... 485 122,540
Grocery Outlet Holding Corp.
(a)
.......... 3,609 120,721
Ingles Markets, Inc., Class A ........... 32,448 2,751,590
Rite Aid Corp.
(a)(c)
................... 79,751 129,197
Sprouts Farmers Market, Inc.
(a)
.......... 43,302 1,699,603
United Natural Foods, Inc.
(a)
............ 4,882 101,546
US Foods Holding Corp.
(a)
............. 26,374 1,126,961
9,377,903
Containers & Packaging — 0.7%
Berry Global Group, Inc. .............. 15,097 989,910
Graphic Packaging Holding Co. ......... 89,582 2,167,885
Greif, Inc., Class A, NVS .............. 1,796 132,850
O-I Glass, Inc.
(a)
.................... 11,283 259,058
Sealed Air Corp. ................... 8,136 371,164
Silgan Holdings, Inc. ................. 11,322 496,470
Sonoco Products Co. ................ 18,258 1,070,649
5,487,986
Diversified Consumer Services — 1.1%
2U, Inc.
(a)
........................ 26,650 127,387
ADT, Inc. ........................ 70,717 451,175
Coursera, Inc.
(a)
.................... 28,916 453,692
Duolingo, Inc., Class A
(a)
.............. 10,344 1,605,285
Graham Holdings Co., Class B .......... 251 147,274
H&R Block, Inc. .................... 55,316 1,859,171
Laureate Education, Inc. .............. 8,994 115,303
Perdoceo Education Corp.
(a)
........... 125,182 1,671,180
Service Corp. International ............ 29,154 1,943,114
Stride, Inc.
(a)
...................... 15,527 593,287
Udemy, Inc.
(a)(c)
.................... 14,793 174,705
9,141,573
Diversified Telecommunication Services — 0.8%
Bandwidth, Inc., Class A
(a)
............. 35,913 544,082
Cogent Communications Holdings, Inc. .... 3,592 219,974
EchoStar Corp., Class A
(a)
............. 74,180 1,441,317
Frontier Communications Parent, Inc.
(a)
.... 30,879 562,307
IDT Corp., Class B
(a)
................. 31,255 741,369
Iridium Communications, Inc. ........... 8,267 434,431
Liberty Latin America Ltd., Class A
(a)
...... 136,245 1,144,458
Liberty Latin America Ltd., Class C, NVS
(a)
.. 42,661 354,939
Lumen Technologies, Inc. ............. 615,191 1,101,192
6,544,069
Electric Utilities — 0.8%
Hawaiian Electric Industries, Inc. ........ 33,274 1,277,389
IDACORP, Inc. .................... 42,949 4,416,016
OGE Energy Corp. .................. 3,582 129,490
Otter Tail Corp. .................... 1,013 82,063
Portland General Electric Co. ........... 14,463 689,451
6,594,409
Electrical Equipment — 1.8%
Acuity Brands, Inc. .................. 8,774 1,449,816
Array Technologies, Inc.
(a)
............. 23,376 445,313
Security
Shares
Shares Value
Electrical Equipment (continued)
Atkore, Inc.
(a)(c)
..................... 21,628 $ 3,431,715
Encore Wire Corp. .................. 8,207 1,400,853
EnerSys ......................... 3,975 430,572
nVent Electric plc ................... 64,769 3,424,985
Regal Rexnord Corp. ................ 14,228 2,222,129
Shoals Technologies Group, Inc., Class A
(a)
. 12,825 332,937
Vertiv Holdings Co., Class A ........... 58,041 1,509,646
Vicor Corp.
(a)
...................... 1,758 162,210
14,810,176
Electronic Equipment, Instruments & Components — 2.4%
Advanced Energy Industries, Inc. ........ 5,014 627,653
Arrow Electronics, Inc.
(a)(c)
............. 18,694 2,664,643
Belden, Inc.
(c)
..................... 6,861 663,047
CTS Corp. ....................... 2,808 125,321
ePlus, Inc.
(a)
...................... 8,750 493,063
Flex Ltd.
(a)
........................ 68,642 1,878,045
Insight Enterprises, Inc.
(a)(c)
............ 4,863 713,354
Jabil, Inc.
(c)
....................... 41,342 4,575,319
Knowles Corp.
(a)(c)
.................. 42,097 769,112
Littelfuse, Inc. ..................... 2,049 624,125
National Instruments Corp. ............ 2,573 151,807
Novanta, Inc.
(a)
.................... 12,256 2,168,086
OSI Systems, Inc.
(a)
................. 1,024 122,092
Sanmina Corp.
(a)
................... 27,153 1,668,823
TD SYNNEX Corp. .................. 4,832 476,967
Vishay Intertechnology, Inc. ............ 51,915 1,461,407
Vontier Corp. ...................... 12,970 401,162
19,584,026
Energy Equipment & Services — 1.8%
ChampionX Corp. .................. 35,517 1,264,405
Expro Group Holdings NV
(a)
............ 11,911 264,305
Helmerich & Payne, Inc. .............. 27,515 1,231,847
Nabors Industries Ltd.
(a)
.............. 9,203 1,127,275
NexTier Oilfield Solutions, Inc.
(a)
......... 31,381 374,061
NOV, Inc. ........................ 81,335 1,633,207
Oceaneering International, Inc.
(a)
........ 38,800 871,060
Oil States International, Inc.
(a)
........... 17,076 137,291
Patterson-UTI Energy, Inc. ............ 92,341 1,462,681
Select Water Solutions, Inc., Class A ...... 74,707 628,286
Transocean Ltd.
(a)(c)
................. 286,757 2,523,462
Valaris Ltd.
(a)
...................... 1,602 123,034
Weatherford International plc
(a)
.......... 40,523 3,367,461
15,008,375
Entertainment — 0.3%
AMC Entertainment Holdings, Inc., Class A
(a)(c)
59,427 295,352
Endeavor Group Holdings, Inc., Class A
(a)
.. 54,875 1,295,050
World Wrestling Entertainment, Inc., Class A 5,606 588,630
2,179,032
Financial Services — 1.3%
AvidXchange Holdings, Inc.
(a)
........... 40,626 504,169
Banco Latinoamericano de Comercio Exterior
SA, Class E
(a)
................... 5,331 124,319
Compass Diversified Holdings .......... 14,183 319,543
Euronet Worldwide, Inc.
(a)
............. 8,748 768,687
EVERTEC, Inc. .................... 7,764 305,358
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 4,711 757,293
Flywire Corp.
(a)
.................... 17,528 598,406
Jackson Financial, Inc., Class A ......... 22,879 755,465
MGIC Investment Corp. .............. 36,790 615,865
Mr Cooper Group, Inc.
(a)(c)
............. 47,558 2,756,937
Payoneer Global, Inc.
(a)
............... 20,313 108,065

Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
PennyMac Financial Services, Inc. ....... 3,714 $ 279,404
Radian Group, Inc. .................. 16,991 457,568
Remitly Global, Inc.
(a)(c)
............... 8,264 159,330
Rocket Cos., Inc., Class A
(a)
............ 30,335 331,561
StoneCo Ltd., Class A
(a)
.............. 11,265 163,230
Walker & Dunlop, Inc. ................ 7,981 726,111
WEX, Inc.
(a)
....................... 5,053 956,785
10,688,096
Food Products — 0.5%
Adecoagro SA
(c)
.................... 74,751 829,736
Darling Ingredients, Inc.
(a)
............. 12,722 880,998
Flowers Foods, Inc. ................. 26,937 665,613
Hain Celestial Group, Inc. (The)
(a)
........ 19,707 249,688
John B Sanfilippo & Son, Inc. ........... 13,227 1,440,553
Lancaster Colony Corp. .............. 1,283 247,144
Tootsie Roll Industries, Inc. ............ 3,023 105,382
4,419,114
Gas Utilities — 0.4%
National Fuel Gas Co. ............... 7,774 412,877
New Jersey Resources Corp. ........... 2,598 116,131
Northwest Natural Holding Co. .......... 1,891 81,256
ONE Gas, Inc. ..................... 17,029 1,347,505
Southwest Gas Holdings, Inc. .......... 1,446 95,349
Spire, Inc. ........................ 17,252 1,096,710
3,149,828
Ground Transportation — 1.4%
ArcBest Corp. ..................... 12,188 1,417,708
Avis Budget Group, Inc.
(a)(c)
............ 6,390 1,407,653
Hertz Global Holdings, Inc.
(a)
........... 16,426 276,778
Knight-Swift Transportation Holdings, Inc. .. 6,778 411,764
Landstar System, Inc. ................ 8,384 1,706,899
Lyft, Inc., Class A
(a)
.................. 66,178 841,122
Marten Transport Ltd. ................ 4,548 103,058
Ryder System, Inc. .................. 16,640 1,699,776
Saia, Inc.
(a)
....................... 4,069 1,721,757
Schneider National, Inc., Class B ........ 45,798 1,411,036
XPO, Inc.
(a)(c)
...................... 11,217 776,665
11,774,216
Health Care Equipment & Supplies — 2.5%
AtriCure, Inc.
(a)
.................... 3,225 178,504
Atrion Corp. ...................... 453 253,956
Axonics, Inc.
(a)
..................... 14,867 897,521
Cerus Corp.
(a)
..................... 200,000 614,000
CONMED Corp. .................... 8,849 1,071,171
Embecta Corp. .................... 6,573 140,268
Envista Holdings Corp.
(a)
.............. 26,218 902,161
Establishment Labs Holdings, Inc.
(a)
...... 18,292 1,317,207
Haemonetics Corp.
(a)(c)
............... 10,271 947,397
ICU Medical, Inc.
(a)(c)
................. 2,818 502,111
Inari Medical, Inc.
(a)
................. 20,403 1,164,399
Inmode Ltd.
(a)
..................... 32,904 1,411,911
Inogen, Inc.
(a)
..................... 6,801 55,564
Inspire Medical Systems, Inc.
(a)
......... 9,783 2,815,645
Integer Holdings Corp.
(a)
.............. 3,330 307,958
iRhythm Technologies, Inc.
(a)
........... 5,470 574,678
Lantheus Holdings, Inc.
(a)
............. 11,221 970,504
LivaNova plc
(a)
..................... 19,590 1,145,036
Nevro Corp.
(a)
..................... 5,511 137,720
Orthofix Medical, Inc.
(a)
............... 18,450 363,281
Paragon 28, Inc.
(a)
.................. 38,087 672,997
Penumbra, Inc.
(a)(c)
.................. 2,796 848,195
QuidelOrtho Corp.
(a)
................. 9,156 799,868
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Shockwave Medical, Inc.
(a)
............. 5,975 $ 1,557,085
STAAR Surgical Co.
(a)
................ 12,219 669,235
20,318,372
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.
(a)
........... 10,695 845,226
Accolade, Inc.
(a)(c)
................... 20,814 312,626
Addus HomeCare Corp.
(a)
............. 1,314 120,323
Alignment Healthcare, Inc.
(a)
........... 26,210 162,764
Amedisys, Inc.
(a)
................... 5,066 460,195
AMN Healthcare Services, Inc.
(a)
......... 13,238 1,418,452
Brookdale Senior Living, Inc.
(a)
.......... 92,018 323,903
Chemed Corp. ..................... 6,691 3,486,613
Community Health Systems, Inc.
(a)
....... 19,793 86,891
Encompass Health Corp. ............. 6,754 445,967
Ensign Group, Inc. (The) .............. 9,293 900,213
Guardant Health, Inc.
(a)
............... 42,806 1,670,290
HealthEquity, Inc.
(a)
.................. 1,185 80,509
Joint Corp. (The)
(a)
.................. 28,646 386,721
ModivCare, Inc.
(a)
................... 5,615 245,600
National Research Corp. .............. 21,533 923,981
Option Care Health, Inc.
(a)
............. 33,327 1,125,786
Owens & Minor, Inc.
(a)
................ 28,071 540,086
Patterson Cos., Inc. ................. 12,583 413,855
Select Medical Holdings Corp. .......... 33,863 1,016,229
Tenet Healthcare Corp.
(a)
.............. 19,005 1,420,244
16,386,474
Health Care REITs — 0.2%
Medical Properties Trust, Inc. ........... 48,029 484,613
National Health Investors, Inc. .......... 5,557 305,135
Omega Healthcare Investors, Inc. ........ 22,534 718,834
1,508,582
Health Care Technology — 0.7%
(a)
Doximity, Inc., Class A
(c)
.............. 34,246 1,223,609
Evolent Health, Inc., Class A ........... 13,311 404,521
Health Catalyst, Inc. ................. 12,264 172,064
Schrodinger, Inc. ................... 2,061 107,811
Teladoc Health, Inc.
(c)
................ 99,423 2,959,823
Veradigm, Inc. ..................... 86,705 1,172,252
6,040,080
Hotel & Resort REITs — 0.3%
Hersha Hospitality Trust, Class A ........ 11,933 74,701
Park Hotels & Resorts, Inc. ............ 35,103 478,454
Pebblebrook Hotel Trust
(c)
............. 5,789 89,440
RLJ Lodging Trust .................. 21,743 223,953
Ryman Hospitality Properties, Inc. ....... 1,121 106,820
Service Properties Trust .............. 79,995 679,157
Sunstone Hotel Investors, Inc. .......... 13,979 142,446
Xenia Hotels & Resorts, Inc. ........... 31,171 395,872
2,190,843
Hotels, Restaurants & Leisure — 2.6%
Arcos Dorados Holdings, Inc., Class A ..... 25,415 287,189
Bloomin' Brands, Inc. ................ 34,934 938,677
Boyd Gaming Corp. ................. 1,861 127,144
Brinker International, Inc.
(a)
............ 14,448 567,517
Cheesecake Factory, Inc. (The) ......... 2,530 93,053
Churchill Downs, Inc. ................ 6,528 756,269
Dine Brands Global, Inc. .............. 10,790 650,853
Everi Holdings, Inc.
(a)
................ 46,475 689,689
International Game Technology plc ....... 61,990 2,097,122
Jack in the Box, Inc. ................. 18,098 1,799,122
Light & Wonder, Inc., Class A
(a)
.......... 17,605 1,237,632
MakeMyTrip Ltd.
(a)(c)
................. 15,259 439,001

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide Corp. ....... 10,759 $ 1,382,639
Papa John's International, Inc. .......... 9,581 792,349
Penn Entertainment, Inc.
(a)(c)
........... 2,861 75,216
Planet Fitness, Inc., Class A
(a)
.......... 14,653 989,664
PlayAGS, Inc.
(a)
.................... 58,933 390,136
SeaWorld Entertainment, Inc.
(a)(c)
........ 27,289 1,510,992
Six Flags Entertainment Corp.
(a)
......... 21,274 508,449
Sportradar Holding AG, Class A
(a)
........ 6,447 94,964
Texas Roadhouse, Inc. ............... 3,537 394,552
Travel + Leisure Co. ................. 29,144 1,187,035
Wendy's Co. (The) .................. 64,823 1,393,046
Wingstop, Inc. ..................... 10,687 1,801,614
Wyndham Hotels & Resorts, Inc. ........ 12,425 968,156
21,172,080
Household Durables — 1.1%
Cavco Industries, Inc.
(a)
............... 2,915 861,820
GoPro, Inc., Class A
(a)
................ 140,799 575,868
Helen of Troy Ltd.
(a)(c)
................ 4,326 611,264
Hovnanian Enterprises, Inc., Class A
(a)(c)
... 840 89,561
Lovesac Co. (The)
(a)
................. 38,241 1,119,696
Skyline Champion Corp.
(a)(c)
............ 15,038 1,047,547
Sonos, Inc.
(a)
...................... 33,932 581,594
Taylor Morrison Home Corp.
(a)
.......... 4,002 193,777
Tempur Sealy International, Inc. ......... 47,536 2,121,532
Toll Brothers, Inc. ................... 2,629 211,188
TopBuild Corp.
(a)
................... 5,724 1,567,975
Tupperware Brands Corp.
(a)(c)
........... 78,600 335,622
9,317,444
Household Products — 0.3%
Central Garden & Pet Co., Class A, NVS
(a)
.. 13,322 509,167
Energizer Holdings, Inc. .............. 3,479 124,200
Reynolds Consumer Products, Inc. ....... 12,546 347,273
Spectrum Brands Holdings, Inc. ......... 15,791 1,238,173
WD-40 Co. ....................... 1,236 283,662
2,502,475
Independent Power and Renewable Electricity Producers — 0.4%
Atlantica Sustainable Infrastructure plc .... 62,827 1,515,387
Clearway Energy, Inc., Class A .......... 58,074 1,432,686
2,948,073
Industrial REITs — 1.0%
EastGroup Properties, Inc. ............ 5,161 914,426
First Industrial Realty Trust, Inc. ......... 105,351 5,446,647
Industrial Logistics Properties Trust ....... 223,734 948,632
LXP Industrial Trust ................. 71,655 721,566
8,031,271
Insurance — 3.5%
American Equity Investment Life Holding Co. 35,104 1,884,032
AMERISAFE, Inc. .................. 7,586 395,382
Assurant, Inc. ..................... 9,429 1,268,295
Assured Guaranty Ltd. ............... 28,046 1,676,590
Axis Capital Holdings Ltd. ............. 1,451 79,979
CNO Financial Group, Inc. ............. 40,651 1,045,544
Employers Holdings, Inc. .............. 33,995 1,313,227
First American Financial Corp. .......... 25,574 1,620,880
Genworth Financial, Inc., Class A
(a)
....... 179,523 1,052,005
Hanover Insurance Group, Inc. (The) ..... 11,213 1,272,451
Horace Mann Educators Corp. .......... 979 29,497
Kinsale Capital Group, Inc. ............ 4,102 1,528,528
Lincoln National Corp. ............... 23,742 665,726
MBIA, Inc.
(a)
...................... 28,386 248,094
Mercury General Corp. ............... 12,800 411,904
National Western Life Group, Inc., Class A .. 3,202 1,350,187
Security
Shares
Shares Value
Insurance (continued)
Old Republic International Corp. ......... 107,271 $ 2,957,461
Oscar Health, Inc., Class A
(a)
........... 19,711 148,227
Palomar Holdings, Inc.
(a)
.............. 3,476 210,507
Primerica, Inc. ..................... 11,568 2,460,514
RenaissanceRe Holdings Ltd. .......... 12,182 2,275,110
RLI Corp. ........................ 1,859 248,009
Ryan Specialty Holdings, Inc., Class A
(a)
... 21,017 910,877
SiriusPoint Ltd.
(a)
................... 23,016 214,969
Universal Insurance Holdings, Inc. ....... 34,123 529,930
Unum Group ...................... 25,129 1,221,521
White Mountains Insurance Group Ltd. .... 797 1,232,975
28,252,421
Interactive Media & Services — 0.7%
Angi, Inc., Class A
(a)
................. 116,217 449,760
Bumble, Inc., Class A
(a)
............... 18,357 339,972
Cargurus, Inc., Class A
(a)
.............. 18,948 429,362
Cars.com, Inc.
(a)
.................... 51,258 1,169,195
IAC, Inc.
(a)(c)
...................... 5,417 377,023
Liberty TripAdvisor Holdings, Inc., Class A
(a)
. 195,856 149,046
QuinStreet, Inc.
(a)
................... 12,355 109,712
Shutterstock, Inc. ................... 25,319 1,302,663
Yelp, Inc.
(a)
....................... 9,629 433,786
ZipRecruiter, Inc., Class A
(a)(c)
........... 50,012 926,222
5,686,741
IT Services — 0.7%
(a)
BigCommerce Holdings, Inc. ........... 9,084 98,198
DigitalOcean Holdings, Inc. ............ 22,421 1,110,288
DXC Technology Co. ................ 21,473 593,728
Kyndryl Holdings, Inc. ................ 22,024 300,848
Perficient, Inc.
(c)
.................... 6,868 438,110
Rackspace Technology, Inc. ............ 52,832 122,570
Squarespace, Inc., Class A ............ 9,638 319,403
Wix.com Ltd. ...................... 25,531 2,408,084
5,391,229
Leisure Products — 0.9%
Acushnet Holdings Corp. .............. 15,946 950,860
Brunswick Corp. ................... 11,036 952,517
Mattel, Inc.
(a)(c)
..................... 59,205 1,261,067
Polaris, Inc. ....................... 10,339 1,404,450
Topgolf Callaway Brands Corp.
(a)(c)
....... 25,667 512,570
Vista Outdoor, Inc.
(a)
................. 43,604 1,321,201
YETI Holdings, Inc.
(a)
................ 24,334 1,036,628
7,439,293
Life Sciences Tools & Services — 1.0%
AbCellera Biologics, Inc.
(a)(c)
............ 14,478 111,915
Adaptive Biotechnologies Corp.
(a)
........ 12,605 106,386
Azenta, Inc.
(a)
..................... 9,971 468,438
Bruker Corp. ...................... 24,896 1,710,853
Cytek Biosciences, Inc.
(a)(c)
............. 39,382 352,863
Medpace Holdings, Inc.
(a)
............. 12,253 3,102,092
Repligen Corp.
(a)(c)
.................. 9,330 1,600,655
Sotera Health Co.
(a)
................. 4,998 94,862
Syneos Health, Inc., Class A
(a)
.......... 6,125 259,761
7,807,825
Machinery — 4.1%
AGCO Corp. ...................... 21,044 2,800,956
Alamo Group, Inc. .................. 1,817 352,062
Albany International Corp., Class A ....... 1,267 121,987
Allison Transmission Holdings, Inc. ....... 46,541 2,731,491
Chart Industries, Inc.
(a)
............... 4,408 802,961
Crane NXT Co. .................... 14,902 881,453
Donaldson Co., Inc. ................. 23,133 1,453,446

Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Federal Signal Corp. ................ 2,226 $ 135,986
Graco, Inc. ....................... 33,256 2,638,199
Hillenbrand, Inc. ................... 26,851 1,394,641
ITT, Inc. ......................... 25,076 2,497,570
John Bean Technologies Corp. .......... 806 99,630
Kadant, Inc. ...................... 5,388 1,200,716
Lincoln Electric Holdings, Inc. .......... 2,502 502,176
Manitowoc Co., Inc. (The)
(a)(c)
........... 18,920 342,830
Middleby Corp. (The)
(a)
............... 6,004 911,707
Mueller Industries, Inc. ............... 24,148 1,957,437
Nordson Corp. ..................... 7,478 1,881,540
Shyft Group, Inc. (The) ............... 14,892 214,892
SPX Technologies, Inc.
(a)
.............. 17,797 1,505,804
Terex Corp. ....................... 26,572 1,557,916
Timken Co. (The) ................... 24,274 2,254,084
Toro Co. (The) ..................... 32,357 3,289,089
Trinity Industries, Inc. ................ 21,198 555,812
Wabash National Corp. ............... 32,441 768,203
Watts Water Technologies, Inc., Class A .... 4,251 792,939
33,645,527
Marine Transportation — 0.3%
Matson, Inc. ...................... 13,041 1,218,812
ZIM Integrated Shipping Services Ltd.
(c)
.... 83,845 1,269,413
2,488,225
Media — 0.6%
AMC Networks, Inc., Class A
(a)
.......... 29,812 376,227
Clear Channel Outdoor Holdings, Inc.
(a)
.... 73,413 132,143
DISH Network Corp., Class A
(a)
......... 30,594 242,610
John Wiley & Sons, Inc., Class A ........ 12,479 427,156
Magnite, Inc.
(a)
..................... 18,731 283,400
New York Times Co. (The), Class A ....... 21,627 881,517
Nexstar Media Group, Inc. ............. 4,408 823,062
Scholastic Corp., NVS ............... 4,434 191,505
Sinclair, Inc., Class A ................ 17,900 248,989
TechTarget, Inc.
(a)
................... 24,526 796,605
TEGNA, Inc. ...................... 55,156 932,136
5,335,350
Metals & Mining — 1.9%
Alcoa Corp. ....................... 40,423 1,462,908
Alpha Metallurgical Resources, Inc. ...... 7,000 1,212,540
Arconic Corp.
(a)
.................... 3,463 103,509
ATI, Inc.
(a)
........................ 23,566 1,123,627
Cleveland-Cliffs, Inc.
(a)
............... 4,744 83,732
Commercial Metals Co. ............... 11,213 641,608
Hecla Mining Co. ................... 34,722 199,999
Kaiser Aluminum Corp. ............... 2,406 195,367
Materion Corp. .................... 10,267 1,223,210
MP Materials Corp., Class A
(a)(c)
......... 26,159 623,892
Nexa Resources SA
(c)
................ 52,264 260,797
Reliance Steel & Aluminum Co. ......... 15,432 4,519,416
Royal Gold, Inc. .................... 9,425 1,132,320
Schnitzer Steel Industries, Inc., Class A .... 15,783 571,502
United States Steel Corp. ............. 26,594 678,147
Warrior Met Coal, Inc. ................ 7,362 325,769
Worthington Industries, Inc. ............ 19,192 1,432,107
15,790,450
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
AGNC Investment Corp. .............. 165,138 1,682,756
ARMOUR Residential REIT, Inc. ......... 15,723 80,344
BrightSpire Capital, Inc., Class A ........ 49,698 365,777
Chimera Investment Corp. ............. 179,977 1,130,256
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 16,854 $ 440,058
Invesco Mortgage Capital, Inc. .......... 39,169 470,420
KKR Real Estate Finance Trust, Inc. ...... 33,176 413,373
Ladder Capital Corp., Class A .......... 39,902 438,523
MFA Financial, Inc. .................. 82,482 928,747
Starwood Property Trust, Inc. ........... 28,897 599,324
6,549,578
Multi-Utilities — 0.0%
Black Hills Corp. ................... 1,403 84,643
Office REITs — 1.7%
Brandywine Realty Trust .............. 94,408 476,760
Douglas Emmett, Inc. ................ 76,984 1,131,665
Equity Commonwealth ............... 66,886 1,310,297
Highwoods Properties, Inc. ............ 55,128 1,393,085
Kilroy Realty Corp. .................. 9,956 355,429
Office Properties Income Trust .......... 119,808 922,522
Paramount Group, Inc. ............... 234,735 1,230,011
Piedmont Office Realty Trust, Inc., Class A .. 59,451 442,315
SL Green Realty Corp. ............... 68,817 2,595,089
Vornado Realty Trust ................ 161,699 3,634,994
13,492,167
Oil, Gas & Consumable Fuels — 3.7%
Antero Midstream Corp. .............. 240,631 2,873,134
Antero Resources Corp.
(a)
............. 68,083 1,821,220
APA Corp. ....................... 94,083 3,809,421
Arch Resources, Inc., Class A .......... 1,847 237,229
California Resources Corp. ............ 16,261 867,524
Chesapeake Energy Corp. ............ 22,317 1,882,216
Chord Energy Corp. ................. 2,061 323,247
CNX Resources Corp.
(a)(c)
............. 34,766 709,227
CONSOL Energy, Inc. ................ 7,468 556,515
CVR Energy, Inc. ................... 11,758 431,989
Denbury, Inc.
(a)
.................... 8,196 720,510
DT Midstream, Inc. .................. 27,677 1,481,273
Equitrans Midstream Corp. ............ 189,222 1,962,232
Kosmos Energy Ltd.
(a)
................ 121,264 860,974
Murphy Oil Corp. ................... 56,043 2,424,981
Ovintiv, Inc. ....................... 54,000 2,488,860
PBF Energy, Inc., Class A ............. 7,118 337,678
PDC Energy, Inc. ................... 4,279 324,733
Permian Resources Corp., Class A ....... 22,677 265,094
Plains GP Holdings LP, Class A ......... 10,676 167,507
Range Resources Corp. .............. 56,405 1,772,809
SFL Corp. Ltd. ..................... 60,202 593,592
SM Energy Co. .................... 14,548 527,947
Southwestern Energy Co.
(a)
............ 14,371 93,124
Talos Energy, Inc.
(a)
................. 11,780 188,480
Targa Resources Corp. ............... 30,588 2,507,910
W&T Offshore, Inc.
(a)(c)
............... 47,580 208,400
30,437,826
Paper & Forest Products — 0.5%
Louisiana-Pacific Corp. ............... 39,816 3,031,192
Mercer International, Inc. .............. 10,242 91,154
Sylvamo Corp. .................... 15,950 782,666
3,905,012
Passenger Airlines — 0.1%
Joby Aviation, Inc., Class A
(a)(c)
.......... 84,155 753,187
Personal Care Products — 0.9%
BellRing Brands, Inc.
(a)
............... 9,590 344,761
Coty, Inc., Class A
(a)
................. 38,552 464,166

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products (continued)
Edgewell Personal Care Co. ........... 2,468 $ 97,264
elf Beauty, Inc.
(a)
................... 6,301 735,453
Herbalife Ltd.
(a)
.................... 54,041 877,626
Inter Parfums, Inc. .................. 9,591 1,434,430
Medifast, Inc. ..................... 12,442 1,267,715
Nu Skin Enterprises, Inc., Class A ........ 28,326 832,501
Olaplex Holdings, Inc.
(a)
.............. 173,269 623,768
USANA Health Sciences, Inc.
(a)
......... 6,122 397,379
7,075,063
Pharmaceuticals — 0.6%
Athira Pharma, Inc.
(a)(c)
............... 100,976 294,850
Axsome Therapeutics, Inc.
(a)(c)
.......... 9,106 714,548
Corcept Therapeutics, Inc.
(a)
........... 55,814 1,422,141
Harmony Biosciences Holdings, Inc.
(a)
..... 2,754 97,409
Innoviva, Inc.
(a)(c)
................... 38,648 523,680
Ligand Pharmaceuticals, Inc.
(a)
.......... 5,708 382,036
Phibro Animal Health Corp., Class A ...... 5,873 85,041
Prestige Consumer Healthcare, Inc.
(a)
..... 10,345 674,598
Tilray Brands, Inc., Class 2
(a)(c)
.......... 255,783 647,131
4,841,434
Professional Services — 2.8%
Alight, Inc., Class A
(a)
................ 113,532 1,110,343
ASGN, Inc.
(a)
...................... 9,172 700,007
CACI International, Inc., Class A
(a)
....... 1,083 379,527
Conduent, Inc.
(a)
................... 138,142 477,971
CSG Systems International, Inc. ......... 7,507 387,286
Dun & Bradstreet Holdings, Inc. ......... 22,258 263,090
ExlService Holdings, Inc.
(a)
............ 9,974 1,405,835
Exponent, Inc. ..................... 21,037 1,884,494
Fiverr International Ltd.
(a)(c)
............. 13,092 394,593
FTI Consulting, Inc.
(a)(c)
............... 5,921 1,037,122
Heidrick & Struggles International, Inc. .... 67,622 1,844,052
Huron Consulting Group, Inc.
(a)
.......... 1,881 177,886
ICF International, Inc. ................ 5,405 635,574
Insperity, Inc. ...................... 14,728 1,732,749
KBR, Inc. ........................ 22,819 1,403,140
Kforce, Inc. ....................... 39,047 2,477,142
Korn Ferry ....................... 2,326 122,534
Legalzoom.com, Inc.
(a)
............... 6,671 101,933
ManpowerGroup, Inc. ................ 7,276 573,931
Maximus, Inc. ..................... 6,167 516,548
Paycor HCM, Inc.
(a)
................. 7,508 201,665
Paylocity Holding Corp.
(a)
............. 6,767 1,535,094
Robert Half, Inc. ................... 22,058 1,635,601
TriNet Group, Inc.
(a)
................. 13,837 1,456,067
TrueBlue, Inc.
(a)
.................... 6,204 92,750
TTEC Holdings, Inc. ................. 3,906 134,523
Upwork, Inc.
(a)
..................... 11,572 120,696
22,802,153
Real Estate Management & Development — 1.1%
Anywhere Real Estate, Inc.
(a)(c)
.......... 189,597 1,588,823
DigitalBridge Group, Inc., Class A ........ 22,591 361,908
eXp World Holdings, Inc. .............. 91,806 2,289,641
Howard Hughes Corp. (The)
(a)
.......... 4,030 340,253
St. Joe Co. (The) ................... 67,450 4,281,726
8,862,351
Residential REITs — 0.4%
American Homes 4 Rent, Class A ........ 63,664 2,386,127
Apartment Investment & Management Co.,
Class A ....................... 71,553 596,036
Veris Residential, Inc.
(a)
............... 23,999 448,301
3,430,464
Security
Shares
Shares Value
Retail REITs — 1.8%
Alexander's, Inc. ................... 4,477 $ 865,718
Brixmor Property Group, Inc. ........... 125,786 2,860,374
InvenTrust Properties Corp. ............ 50,891 1,238,687
Kimco Realty Corp. ................. 61,124 1,238,372
Kite Realty Group Trust ............... 50,073 1,145,670
Macerich Co. (The) ................. 130,485 1,663,684
Necessity Retail REIT, Inc. (The), Class A .. 242,104 1,718,938
RPT Realty ....................... 15,127 164,431
SITE Centers Corp. ................. 56,569 794,795
Spirit Realty Capital, Inc. .............. 12,989 523,846
Tanger Factory Outlet Centers, Inc. ....... 57,835 1,353,917
Urstadt Biddle Properties, Inc., Class A .... 33,352 756,423
14,324,855
Semiconductors & Semiconductor Equipment — 2.7%
Allegro MicroSystems, Inc.
(a)(c)
.......... 16,837 868,958
Axcelis Technologies, Inc.
(a)
............ 12,880 2,582,182
Canadian Solar, Inc.
(a)(c)
............... 3,633 131,369
Cirrus Logic, Inc.
(a)
.................. 9,815 793,052
Entegris, Inc. ...................... 28,086 3,081,315
Impinj, Inc.
(a)
...................... 11,189 745,411
Kulicke & Soffa Industries, Inc. .......... 21,900 1,311,372
Lattice Semiconductor Corp.
(a)(c)
......... 45,573 4,144,409
MACOM Technology Solutions Holdings, Inc.
(a)
6,601 461,542
MKS Instruments, Inc. ............... 6,862 749,125
Onto Innovation, Inc.
(a)
............... 12,752 1,585,329
Power Integrations, Inc. .............. 1,160 112,682
Rambus, Inc.
(a)
.................... 42,175 2,640,577
Semtech Corp.
(a)
................... 3,382 98,754
Silicon Laboratories, Inc.
(a)(c)
............ 2,894 431,611
Synaptics, Inc.
(a)
................... 12,862 1,161,567
Universal Display Corp. .............. 2,176 317,435
Veeco Instruments, Inc.
(a)
............. 17,989 506,570
21,723,260
Software — 7.4%
A10 Networks, Inc. .................. 68,424 1,061,940
ACI Worldwide, Inc.
(a)
................ 3,588 83,206
Adeia, Inc. ....................... 50,515 607,190
Agilysys, Inc.
(a)
.................... 2,302 169,496
Alarm.com Holdings, Inc.
(a)
............ 4,411 243,531
AppLovin Corp., Class A
(a)(c)
............ 40,717 1,278,514
Asana, Inc., Class A
(a)(c)
............... 32,046 778,077
Aspen Technology, Inc.
(a)(c)
............. 10,742 1,917,447
Bentley Systems, Inc., Class B
(c)
......... 33,758 1,818,881
Blackbaud, Inc.
(a)(c)
.................. 14,641 1,104,663
BlackLine, Inc.
(a)
................... 20,004 1,161,832
Box, Inc., Class A
(a)
................. 66,038 2,063,688
Clear Secure, Inc., Class A ............ 11,729 278,095
CommVault Systems, Inc.
(a)
............ 4,470 348,347
Confluent, Inc., Class A
(a)(c)
............ 14,481 500,174
Couchbase, Inc.
(a)
.................. 17,698 295,380
CyberArk Software Ltd.
(a)(c)
............. 2,776 460,844
Digital Turbine, Inc.
(a)
................ 9,733 105,506
Domo, Inc., Class B
(a)
................ 90,267 1,613,071
Elastic NV
(a)
...................... 40,402 2,684,713
EngageSmart, Inc.
(a)
................. 14,142 268,132
Everbridge, Inc.
(a)
................... 2,942 90,731
Fair Isaac Corp.
(a)
................... 6,692 5,607,695
Five9, Inc.
(a)
...................... 18,910 1,659,353
Gitlab, Inc., Class A
(a)
................ 21,648 1,074,390
InterDigital, Inc. .................... 4,880 452,327
Jamf Holding Corp.
(a)(c)
............... 4,256 92,440
JFrog Ltd.
(a)
....................... 17,105 526,321
LiveRamp Holdings, Inc.
(a)
............. 5,954 169,927

Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Manhattan Associates, Inc.
(a)
........... 19,949 $ 3,802,678
MicroStrategy, Inc., Class A
(a)(c)
.......... 1,307 572,309
Mitek Systems, Inc.
(a)
................ 10,067 102,784
Model N, Inc.
(a)
.................... 17,771 592,130
Monday.com Ltd.
(a)
.................. 6,942 1,254,975
New Relic, Inc.
(a)
................... 14,185 1,191,256
Nutanix, Inc., Class A
(a)
............... 103,115 3,114,073
PagerDuty, Inc.
(a)
................... 30,267 784,521
Pegasystems, Inc. .................. 8,644 455,971
Progress Software Corp. .............. 31,976 1,920,479
PROS Holdings, Inc.
(a)
............... 7,277 276,526
Qualys, Inc.
(a)
..................... 8,666 1,202,841
Rapid7, Inc.
(a)(c)
.................... 8,834 405,569
RingCentral, Inc., Class A
(a)
............ 48,413 2,002,362
Smartsheet, Inc., Class A
(a)
............ 33,113 1,470,217
SolarWinds Corp.
(a)
................. 51,060 538,172
Sprout Social, Inc., Class A
(a)(c)
.......... 48,242 2,756,548
SPS Commerce, Inc.
(a)
............... 6,021 1,086,128
Tenable Holdings, Inc.
(a)
.............. 17,442 848,728
Teradata Corp.
(a)
................... 17,301 983,562
Varonis Systems, Inc.
(a)
............... 41,940 1,203,678
Veritone, Inc.
(a)(c)
................... 104,564 482,563
Workiva, Inc., Class A
(a)(c)
............. 38,015 4,002,599
Yext, Inc.
(a)
....................... 49,411 480,275
60,046,855
Specialized REITs — 1.0%
CubeSmart ....................... 22,636 981,497
EPR Properties .................... 4,438 198,112
Gaming & Leisure Properties, Inc. ....... 36,226 1,719,286
Lamar Advertising Co., Class A
(c)
........ 25,099 2,477,271
Outfront Media, Inc. ................. 20,066 310,220
PotlatchDeltic Corp. ................. 10,238 549,064
Rayonier, Inc. ..................... 19,921 659,784
Safehold, Inc. ..................... 33,499 828,430
Uniti Group, Inc. ................... 42,727 238,417
7,962,081
Specialty Retail — 4.1%
1-800-Flowers.com, Inc., Class A
(a)
....... 10,897 94,586
Aaron's Co., Inc. (The) ............... 38,697 612,187
Abercrombie & Fitch Co., Class A
(a)
....... 46,411 1,838,340
Academy Sports & Outdoors, Inc. ........ 29,750 1,778,752
American Eagle Outfitters, Inc. .......... 25,826 362,855
Asbury Automotive Group, Inc.
(a)
......... 5,653 1,275,317
AutoNation, Inc.
(a)
................... 12,626 2,032,533
Bath & Body Works, Inc. .............. 62,370 2,311,432
Buckle, Inc. (The) .................. 21,406 782,603
Caleres, Inc. ...................... 14,322 387,267
Chewy, Inc., Class A
(a)(c)
.............. 4,001 135,634
Children's Place, Inc. (The)
(a)(c)
.......... 20,774 653,135
Citi Trends, Inc.
(a)(c)
.................. 16,002 301,638
Dick's Sporting Goods, Inc. ............ 22,370 3,154,170
Farfetch Ltd., Class A
(a)(c)
.............. 35,159 203,219
Five Below, Inc.
(a)
................... 2,540 529,184
Foot Locker, Inc. ................... 7,803 209,667
GameStop Corp., Class A
(a)(c)
........... 81,285 1,804,527
Gap, Inc. (The) .................... 11,358 116,987
Genesco, Inc.
(a)
.................... 22,573 636,784
Group 1 Automotive, Inc.
(c)
............. 6,708 1,734,219
Guess?, Inc. ...................... 58,520 1,228,335
Hibbett, Inc. ...................... 10,559 489,938
Lithia Motors, Inc. .................. 297 92,227
MarineMax, Inc.
(a)
................... 2,466 99,454
ODP Corp. (The)
(a)
.................. 14,197 708,146
Security
Shares
Shares Value
Specialty Retail (continued)
Petco Health & Wellness Co., Inc.
(a)(c)
..... 8,889 $ 72,534
Revolve Group, Inc., Class A
(a)(c)
......... 26,230 517,256
RH
(a)(c)
.......................... 2,610 1,013,124
Signet Jewelers Ltd. ................. 29,635 2,385,321
Sleep Number Corp.
(a)
............... 40,135 1,111,338
Sonic Automotive, Inc., Class A ......... 5,910 283,030
Upbound Group, Inc. ................ 35,676 1,235,460
Wayfair, Inc., Class A
(a)
............... 8,514 662,985
Williams-Sonoma, Inc. ............... 19,956 2,766,700
Zumiez, Inc.
(a)
..................... 4,565 86,096
33,706,980
Technology Hardware, Storage & Peripherals — 0.9%
Avid Technology, Inc.
(a)(c)
.............. 13,212 314,974
Pure Storage, Inc., Class A
(a)
........... 78,514 2,904,233
Super Micro Computer, Inc.
(a)
........... 8,054 2,659,995
Xerox Holdings Corp. ................ 87,844 1,403,747
7,282,949
Textiles, Apparel & Luxury Goods — 1.9%
Capri Holdings Ltd.
(a)
................ 30,008 1,107,595
Columbia Sportswear Co. ............. 8,282 651,048
Crocs, Inc.
(a)
...................... 24,830 2,690,330
Deckers Outdoor Corp.
(a)
.............. 8,045 4,373,986
Figs, Inc., Class A
(a)(c)
................ 9,242 68,021
G-III Apparel Group Ltd.
(a)
............. 14,783 306,156
On Holding AG, Class A
(a)
............. 40,243 1,448,748
Oxford Industries, Inc. ............... 7,114 767,245
PVH Corp. ....................... 15,608 1,399,101
Tapestry, Inc. ...................... 44,237 1,908,827
Under Armour, Inc., Class A
(a)(c)
.......... 52,803 425,592
Under Armour, Inc., Class C, NVS
(a)(c)
..... 85,882 637,245
15,783,894
Tobacco — 0.5%
Turning Point Brands, Inc. ............. 11,104 264,831
Universal Corp. .................... 5,048 255,277
Vector Group Ltd. .................. 252,176 3,308,549
3,828,657
Trading Companies & Distributors — 2.3%
Applied Industrial Technologies, Inc. ...... 4,484 650,135
Boise Cascade Co. ................. 9,238 956,041
Core & Main, Inc., Class A
(a)
............ 43,580 1,377,564
GATX Corp. ...................... 9,301 1,165,973
Global Industrial Co. ................. 24,469 697,367
GMS, Inc.
(a)
....................... 7,867 579,719
H&E Equipment Services, Inc. .......... 14,343 696,783
McGrath RentCorp .................. 6,573 633,506
MRC Global, Inc.
(a)
.................. 94,598 1,068,011
MSC Industrial Direct Co., Inc., Class A .... 1,727 174,289
NOW, Inc.
(a)
...................... 169,270 1,927,985
SiteOne Landscape Supply, Inc.
(a)
........ 3,322 564,740
Triton International Ltd. ............... 13,483 1,136,752
Univar Solutions, Inc.
(a)
............... 31,686 1,145,132
Veritiv Corp. ...................... 12,511 1,753,166
Watsco, Inc. ...................... 5,727 2,165,894
WESCO International, Inc. ............. 10,768 1,890,538
18,583,595
Water Utilities — 0.2%
American States Water Co. ............ 13,736 1,214,400
Middlesex Water Co. ................ 3,423 275,277
1,489,677

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc. ......... 13,980 $ 112,120
Total Long-Term Investments — 99.6%
(Cost: $747,220,024) ............................. 811,726,168
Short-Term Securities
Money Market Funds — 7.0%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.42%
(f)
............ 54,589,799 54,600,717
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.22% .................. 2,452,652 2,452,652
Total Short-Term Securities — 7.0%
(Cost: $57,051,665) .............................. 57,053,369
Total Investments — 106.6%
(Cost: $804,271,689 ) ............................. 868,779,537
Liabilities in Excess of Other Assets — (6.6)% ............ (53,911,092)
Net Assets — 100.0% ..............................
$ 814,868,445
(a)
Non-income producing security.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 54,176,591 $ 406,228
(a)
$ — $ 25,507 $ (7,609) $ 54,600,717 54,589,799 $ 652,137
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 8,530,000 — (6,077,348)
(a)
— — 2,452,652 2,452,652 369,900 7
$ 25,507 $ (7,609) $ 57,053,369 $ 1,022,037 $ 7
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index ................................................ 87 09/15/23 $ 876 $ 27,849
S&P Midcap 400 E-Mini Index ................................................. 2 09/15/23 549 21,616
$ 49,465

Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 165,748 $ 16,772
(c)
$ 181,762 0.0%
(d)
Monthly HSBC Bank plc
(e)
02/10/28 397,658 26,040
(f)
423,569 0.0
(d)
Monthly
JPMorgan Chase
Bank NA
(g)
08/10/23 840,293 97,127
(h)
927,089 0.1
$ 139,939 $ 1,532,420
(b) (e) (g)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $758 of net dividends and financing fees.
(d)
Rounds to less than 0.1%.
(f)
Amount includes $129 of net dividends and financing fees.
(h)
Amount includes $10,331 of net dividends and financing fees.

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Bank of Hawaii Corp. ....... 149 $ 8,512 4.7%
BankUnited, Inc. .......... 302 9,012 5.0
City Holding Co. .......... 12 1,187 0.6
NBT Bancorp, Inc. ......... 277 10,304 5.7
OFG Bancorp ............ 529 17,716 9.7
Preferred Bank/Los Angeles CA 1,637 108,173 59.5
154,904
Office REITs
Douglas Emmett, Inc. ...... 588 8,644 4.8
SL Green Realty Corp. ...... 483 18,214 10.0
26,858
Total Reference Entity — Long ............ 181,762
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 181,762
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Bancorp, Inc. (The) ........ 1,231 46,655 11.0
Community Bank System, Inc. . 180 9,690 2.3
Customers Bancorp, Inc. .... 83 3,484 0.8
CVB Financial Corp. ....... 79 1,491 0.4
Eagle Bancorp, Inc. ........ 300 8,310 2.0
First BanCorp/Puerto Rico ... 860 12,771 3.0
Pathward Financial, Inc. ..... 746 38,762 9.2
Preferred Bank/Los Angeles CA 1,850 122,248 28.9
Trustmark Corp. .......... 843 22,137 5.2
Washington Federal, Inc. .... 269 8,350 2.0
273,898
Insurance
Assurant, Inc. ............ 247 33,224 7.8
Employers Holdings, Inc. .... 922 35,617 8.4
Genworth Financial, Inc., Class
A .................. 1,407 8,245 1.9
Horace Mann Educators Corp. 286 8,617 2.0
85,703
Consumer Finance
Green Dot Corp., Class A .... 2,260 44,183 10.4
Hotel & Resort REITs
Xenia Hotels & Resorts, Inc. .. 489 6,210 1.5
Capital Markets
Moelis & Co., Class A ...... 278 13,575 3.2
Total Reference Entity — Long ............ 423,569
Net Value of Reference Entity — HSBC Bank plc $ 423,569
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date August 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Community Bank System, Inc. . 1,440 $ 77,515 8.4%
NBT Bancorp, Inc. ......... 1,002 37,275 4.0
Preferred Bank/Los Angeles CA 5,779 381,876 41.2
Trustmark Corp. .......... 608 15,966 1.7
512,632
Consumer Finance
Green Dot Corp., Class A .... 16,621 324,941 35.0
Insurance
Horace Mann Educators Corp. 2,971 89,516 9.7
Total Reference Entity — Long ............ 927,089
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 927,089

Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 139,939 $ —
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 49,465 $ — $ — $ — $ 49,465
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 139,939 — — — 139,939
$ — $ — $ 189,404 $ — $ — $ — $ 189,404
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended July 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 161,458 $ — $ — $ — $ 161,458
Swaps .............................. — — (2,770,676) — — — (2,770,676)
$ — $ — $ (2,609,218) $ — $ — $ — $ (2,609,218)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (112,594) $ — $ — $ — $ (112,594)
Swaps .............................. — — (407,290) — — — (407,290)
$ — $ — $ (519,884) $ — $ — $ — $ (519,884)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,212,970
Total return swaps
Average notional value ............................................................................................... $ 4,572,560
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 12,108 $ —
Swaps — OTC
(a)
.................................................................................... 139,939 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 152,047 $ —
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
(12,108) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 139,939 $ —
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Small-Cap Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following table presents the Fund's derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the
Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-Cash Collateral
Received
Cash Collateral
Received
Net Amount of
Derivative Assets
( b )
Goldman Sachs Bank USA .......................... $ 16,772 $ — $ — $ — $ 16,772
HSBC Bank plc .................................. 26,040 — — — 26,040
JPMorgan Chase Bank NA .......................... 97,127 — — — 97,127
$ 139,939 $ — $ — $ — $ 139,939
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 811,726,168 $ — $ — $ 811,726,168
Short-Term Securities
Money Market Funds ...................................... 57,053,369 — — 57,053,369
$ 868,779,537 $ — $ — $ 868,779,537
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 49,465 $ 139,939 $ — $ 189,404
$ 49,465 $ 139,939 $ — $ 189,404
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2023
iShares
®
U.S. Tech Breakthrough Multisector ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Banks — 0.0%
Pathward Financial, Inc. .............. 711 $ 36,944
Biotechnology — 8.6%
(a)
Arcus Biosciences, Inc.
(b)
.............. 11,500 228,850
Beam Therapeutics, Inc. .............. 15,372 474,534
BioCryst Pharmaceuticals, Inc. .......... 45,084 333,171
Blueprint Medicines Corp. ............. 14,373 948,618
Editas Medicine, Inc. ................ 16,523 145,072
Exelixis, Inc. ...................... 76,852 1,514,753
Intellia Therapeutics, Inc. ............. 19,962 844,991
Iovance Biotherapeutics, Inc. ........... 44,022 319,600
Moderna, Inc. ..................... 80,466 9,467,630
Regeneron Pharmaceuticals, Inc. ........ 15,837 11,749,629
SpringWorks Therapeutics, Inc. ......... 11,503 360,964
Twist Bioscience Corp.
(b)
.............. 13,284 323,332
Vir Biotechnology, Inc. ............... 20,606 290,132
Xencor, Inc.
(b)
..................... 14,412 350,067
27,351,343
Broadline Retail — 6.3%
Amazon.com, Inc.
(a)
................. 94,432 12,623,670
Coupang, Inc., Class A
(a)(b)
............. 73,896 1,341,212
eBay, Inc. ........................ 34,675 1,543,384
Etsy, Inc.
(a)
....................... 7,978 810,964
MercadoLibre, Inc.
(a)
................. 2,892 3,580,441
19,899,671
Capital Markets — 0.3%
Avantax, Inc.
(a)
..................... 874 22,619
Coinbase Global, Inc., Class A
(a)
......... 4,122 406,470
Donnelley Financial Solutions, Inc.
(a)(b)
..... 696 32,921
MarketAxess Holdings, Inc. ............ 902 242,836
Open Lending Corp., Class A
(a)
.......... 2,441 27,559
Tradeweb Markets, Inc., Class A ......... 2,730 223,287
Virtu Financial, Inc., Class A ............ 2,271 42,150
997,842
Chemicals — 0.2%
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 304,299 763,790
Communications Equipment — 0.4%
ADTRAN Holdings, Inc. .............. 7,567 73,627
Calix, Inc.
(a)
....................... 6,212 280,223
Juniper Networks, Inc. ............... 34,033 946,118
1,299,968
Consumer Finance — 0.2%
Bread Financial Holdings, Inc. .......... 1,235 51,339
Enova International, Inc.
(a)
............. 742 40,877
Green Dot Corp., Class A
(a)
............ 1,254 24,516
OneMain Holdings, Inc. ............... 2,855 129,845
SoFi Technologies, Inc.
(a)
.............. 18,641 213,440
Upstart Holdings, Inc.
(a)
............... 1,670 114,712
574,729
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc. ............. 48,667 87,114
Electrical Equipment — 0.7%
AMETEK, Inc. ..................... 11,271 1,787,581
Regal Rexnord Corp. ................ 3,234 505,086
2,292,667
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 0.2%
Cognex Corp. ..................... 8,472 $ 462,741
MicroVision, Inc.
(a)(b)
................. 8,566 34,264
497,005
Entertainment — 3.0%
Netflix, Inc.
(a)
...................... 21,494 9,435,221
Financial Services — 8.0%
Affirm Holdings, Inc., Class A
(a)(b)
......... 5,071 98,327
AvidXchange Holdings, Inc.
(a)
........... 3,451 42,827
Block, Inc., Class A
(a)
................ 12,887 1,037,790
Euronet Worldwide, Inc.
(a)
............. 1,125 98,854
Fidelity National Information Services, Inc. .. 14,197 857,215
Fiserv, Inc.
(a)
...................... 14,740 1,860,335
FleetCor Technologies, Inc.
(a)
........... 1,698 422,649
Flywire Corp.
(a)(b)
................... 2,405 82,107
Global Payments, Inc. ............... 6,233 687,188
I3 Verticals, Inc., Class A
(a)
............. 577 14,431
Jack Henry & Associates, Inc. .......... 1,727 289,393
Marqeta, Inc., Class A
(a)
.............. 9,240 51,559
Mastercard, Inc., Class A .............. 20,200 7,964,456
Payoneer Global, Inc.
(a)
............... 7,901 42,033
PayPal Holdings, Inc.
(a)
............... 26,619 2,018,253
Repay Holdings Corp., Class A
(a)
........ 1,990 16,616
Shift4 Payments, Inc., Class A
(a)
......... 1,353 93,343
Toast, Inc., Class A
(a)
................ 7,765 171,374
Visa, Inc., Class A .................. 38,835 9,232,245
WEX, Inc.
(a)
....................... 1,036 196,167
25,277,162
Health Care Equipment & Supplies — 1.8%
Intuitive Surgical, Inc.
(a)
............... 17,096 5,545,942
Household Durables — 0.0%
iRobot Corp.
(a)
..................... 1,308 52,320
Interactive Media & Services — 8.8%
(a)
Alphabet, Inc., Class A ............... 94,115 12,490,943
Bumble, Inc., Class A ................ 4,791 88,729
Meta Platforms, Inc., Class A ........... 43,065 13,720,509
Pinterest, Inc., Class A ............... 28,739 833,144
Rumble, Inc., Class A
(b)
............... 4,119 35,506
Snap, Inc., Class A, NVS .............. 48,497 550,926
Vimeo, Inc. ....................... 11,662 48,047
27,767,804
IT Services — 3.0%
(a)
Akamai Technologies, Inc. ............. 16,019 1,513,795
DigitalOcean Holdings, Inc. ............ 3,212 159,058
Fastly, Inc., Class A ................. 7,418 136,269
GoDaddy, Inc., Class A ............... 9,972 768,741
MongoDB, Inc., Class A .............. 4,406 1,865,500
Okta, Inc., Class A .................. 16,196 1,244,825
Snowflake, Inc., Class A .............. 18,029 3,203,934
Twilio, Inc., Class A ................. 11,159 736,829
9,628,951
Leisure Products — 0.0%
Peloton Interactive, Inc., Class A
(a)
....... 15,197 147,563
Life Sciences Tools & Services — 0.0%
(a)(c)
OmniAb, Inc., 12.50 Earnout Shares, NVS .. 934 —
OmniAb, Inc., 15.00 Earnout Shares, NVS .. 934 —
—

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Tech Breakthrough Multisector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 0.0%
(a)
3D Systems Corp. .................. 6,231 $ 54,272
Proto Labs, Inc.
(b)
................... 1,342 44,487
98,759
Pharmaceuticals — 0.1%
Ligand Pharmaceuticals, Inc.
(a)
.......... 3,956 264,775
Professional Services — 1.3%
Booz Allen Hamilton Holding Corp. ....... 13,761 1,666,182
Broadridge Financial Solutions, Inc. ...... 2,811 472,023
CACI International, Inc., Class A
(a)
....... 2,391 837,902
Science Applications International Corp. ... 5,727 694,914
SS&C Technologies Holdings, Inc. ....... 5,207 303,308
3,974,329
Semiconductors & Semiconductor Equipment — 17.8%
Advanced Micro Devices, Inc.
(a)
......... 78,429 8,972,278
Analog Devices, Inc. ................. 24,721 4,932,581
CEVA, Inc.
(a)
...................... 1,164 31,614
Intel Corp. ....................... 204,745 7,323,729
Lattice Semiconductor Corp.
(a)
.......... 6,669 606,479
Marvell Technology, Inc. .............. 41,883 2,727,840
MaxLinear, Inc.
(a)(b)
.................. 3,577 88,245
Microchip Technology, Inc. ............. 26,228 2,463,858
NVIDIA Corp. ..................... 29,856 13,951,411
QUALCOMM, Inc. .................. 54,649 7,222,958
Silicon Laboratories, Inc.
(a)
............. 1,546 230,570
Texas Instruments, Inc. ............... 44,498 8,009,640
56,561,203
Software — 31.4%
A10 Networks, Inc. .................. 7,331 113,777
ACI Worldwide, Inc.
(a)
................ 2,554 59,227
Adobe, Inc.
(a)(b)
..................... 22,361 12,212,907
Alarm.com Holdings, Inc.
(a)
............ 5,063 279,528
Altair Engineering, Inc., Class A
(a)
........ 2,561 191,921
Alteryx, Inc., Class A
(a)
............... 3,843 159,331
ANSYS, Inc.
(a)
..................... 4,198 1,436,136
Appian Corp., Class A
(a)
.............. 2,657 136,889
Atlassian Corp., Class A
(a)(b)
............ 9,744 1,772,823
Autodesk, Inc.
(a)
.................... 10,466 2,218,687
AvePoint, Inc., Class A
(a)(b)
............. 7,334 45,471
Bentley Systems, Inc., Class B
(b)
......... 10,728 578,025
BILL Holdings, Inc.
(a)
................. 2,440 305,830
Black Knight, Inc.
(a)
.................. 3,608 253,715
BlackLine, Inc.
(a)
................... 1,193 69,289
C3.ai, Inc., Class A
(a)(b)
............... 5,885 247,170
CCC Intelligent Solutions Holdings, Inc.
(a)
... 3,173 34,966
Clear Secure, Inc., Class A ............ 8,620 204,380
Clearwater Analytics Holdings, Inc., Class A
(a)(b)
1,785 30,756
CommVault Systems, Inc.
(a)
............ 2,799 218,126
Confluent, Inc., Class A
(a)(b)
............ 11,498 397,141
Crowdstrike Holdings, Inc., Class A
(a)
...... 23,284 3,764,091
Dropbox, Inc., Class A
(a)
.............. 16,759 451,655
Everbridge, Inc.
(a)
................... 4,282 132,057
ForgeRock, Inc., Class A
(a)
............. 4,690 96,849
Fortinet, Inc.
(a)
..................... 69,920 5,434,182
Freshworks, Inc., Class A
(a)(b)
........... 8,829 164,749
Gitlab, Inc., Class A
(a)
................ 5,186 257,381
Guidewire Software, Inc.
(a)
............. 1,930 163,703
HubSpot, Inc.
(a)
.................... 3,074 1,784,611
Informatica, Inc., Class A
(a)
............ 7,279 138,592
Intuit, Inc. ........................ 6,532 3,342,424
Matterport, Inc., Class A
(a)
............. 12,026 40,768
Microsoft Corp. .................... 35,004 11,758,544
MicroStrategy, Inc., Class A
(a)
........... 726 317,901
Security
Shares
Shares Value
Software (continued)
nCino, Inc.
(a)
...................... 1,405 $ 45,452
Nutanix, Inc., Class A
(a)
............... 15,276 461,335
Oracle Corp. ...................... 100,519 11,783,842
Palo Alto Networks, Inc.
(a)
............. 32,299 8,073,458
Pegasystems, Inc. .................. 2,518 132,825
Progress Software Corp. .............. 2,762 165,886
PTC, Inc.
(a)
....................... 5,442 793,498
Q2 Holdings, Inc.
(a)
.................. 1,345 47,707
Qualys, Inc.
(a)
..................... 3,866 536,601
Rapid7, Inc.
(a)
..................... 6,255 287,167
Salesforce, Inc.
(a)
................... 55,094 12,396,701
SentinelOne, Inc., Class A
(a)
............ 23,145 385,827
ServiceNow, Inc.
(a)
.................. 13,151 7,667,033
Splunk, Inc.
(a)
..................... 9,807 1,062,392
Sprinklr, Inc., Class A
(a)
............... 5,720 80,309
Sprout Social, Inc., Class A
(a)
........... 2,962 169,249
Tenable Holdings, Inc.
(a)
.............. 11,818 575,064
Teradata Corp.
(a)
................... 6,501 369,582
Varonis Systems, Inc.
(a)
............... 11,407 327,381
Vertex, Inc., Class A
(a)
................ 1,023 21,237
VMware, Inc., Class A
(a)
.............. 23,114 3,643,460
Workiva, Inc., Class A
(a)
............... 1,115 117,398
Zscaler, Inc.
(a)
..................... 9,081 1,456,411
Zuora, Inc., Class A
(a)
................ 8,292 97,265
99,510,682
Specialized REITs — 2.3%
Digital Realty Trust, Inc. .............. 18,894 2,354,570
Equinix, Inc. ...................... 6,036 4,888,677
7,243,247
Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc. ....................... 64,845 12,738,800
HP, Inc. ......................... 63,940 2,099,150
NetApp, Inc. ...................... 13,835 1,079,269
Pure Storage, Inc., Class A
(a)
........... 18,676 690,825
Western Digital Corp.
(a)
............... 20,468 871,118
17,479,162
Total Long-Term Investments — 99.9%
(Cost: $280,473,060) ............................. 316,788,193
Short-Term Securities
Money Market Funds — 5.1%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.42%
(f)
............ 15,733,243 15,736,390
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.22% .................. 413,027 413,027
Total Short-Term Securities — 5.1%
(Cost: $16,150,154) .............................. 16,149,417
Total Investments — 105.0%
(Cost: $296,623,214 ) ............................. 332,937,610
Liabilities in Excess of Other Assets — (5.0)% ............ (15,747,698)
Net Assets — 100.0% ..............................
$ 317,189,912

Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Tech Breakthrough Multisector ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 15,948,237 $ — $ (211,272)
(a)
$ 379 $ (954) $ 15,736,390 15,733,243 $ 87,978
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 350,000 63,027
(a)
— — — 413,027 413,027 18,530 —
$ 379 $ (954) $ 16,149,417 $ 106,508 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 3 09/15/23 $ 302 $ 17,594
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 17,594 $ — $ — $ — $ 17,594
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2023
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
July 31, 2023
iShares
®
U.S. Tech Breakthrough Multisector ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
For the period ended July 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 39,326 $ — $ — $ — $ 39,326
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (9,920) $ — $ — $ — $ (9,920)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 316,693
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 316,788,193 $ — $ — $ 316,788,193
Short-Term Securities
Money Market Funds ...................................... 16,149,417 — — 16,149,417
$ 332,937,610 $ — $ — $ 332,937,610
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 17,594 $ — $ — $ 17,594
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
July 31, 2023

Financial Statements
See notes to financial statements.
iShares MSCI
USA Small-Cap
Min Vol Factor
ETF
iShares U.S.
Equity Factor
ETF
iShares U.S.
Small-Cap Equity
Factor ETF
iShares
U.S. Tech
Breakthrough
Multisector ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 826,857,547 $ 1,424,001,835 $ 811,726,168 $ 316,788,193
Investments, at value — affiliated
(c)
............................................ 26,123,367 10,777,027 57,053,369 16,149,417
Cash   ............................................................... — 3,900 2,402 —
Cash pledged:
Futures contracts ...................................................... 75,000 178,000 92,000 21,000
Receivables: – – – –
Investments sold ...................................................... 8,781,492 — 11,163 —
Securities lending income — affiliated ........................................ 27,778 2,230 163,861 7,491
Swaps   ............................................................ — — 7,568 —
Dividends — unaffiliated ................................................. 308,429 1,391,779 360,158 70,039
Dividends — affiliated ................................................... 5,888 9,096 17,841 2,127
Variation margin on futures contracts ......................................... 5,342 5,968 12,108 3,380
Unrealized appreciation on: – – – –
OTC swaps .......................................................... — — 139,939 —
Total assets ...........................................................
862,184,843 1,436,369,835 869,586,577 333,041,647
LIABILITIES
Bank overdraft .......................................................... 40,844 — — 4,363
Collateral on securities loaned ............................................... 23,708,934 5,265,611 54,615,265 15,748,637
Payables: – – – –
Investments purchased .................................................. 10,010,905 — — —
Investment advisory fees ................................................. 137,732 93,629 102,867 98,735
Total liabilities ..........................................................
33,898,415 5,359,240 54,718,132 15,851,735
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 828,286,428 $ 1,431,010,595 $ 814,868,445 $ 317,189,912
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 893,262,843 $ 1,360,524,730 $ 871,585,757 $ 301,585,123
Accumulated earnings (loss) ................................................ (64,976,415) 70,485,865 (56,717,312) 15,604,789
NET ASSETS ..........................................................
$ 828,286,428 $ 1,431,010,595 $ 814,868,445 $ 317,189,912
NET ASSET VALUE
Shares outstanding ......................................................
23,550,000 31,050,000 14,400,000 8,050,000
Net asset value .........................................................
$ 35.17 $ 46.09 $ 56.59 $ 39.40
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated .......................................... $ 771,205,866 $ 1,251,114,731 $ 747,220,024 $ 280,473,060
(b)
  Securities loaned, at value ................................................ $ 23,308,742 $ 5,203,722 $ 54,100,782 $ 15,809,857
(c)
  Investments, at cost — affiliated ............................................ $ 26,112,832 $ 10,504,873 $ 57,051,665 $ 16,150,154

Statements of Operations

Year Ended July 31, 2023
2023
iShares Annual Report to Shareholders

See notes to financial statements.
iShares MSCI
USA Small-Cap
Min Vol Factor
ETF
iShares U.S.
Equity Factor
ETF
iShares U.S.
Small-Cap
Equity Factor
ETF
iShares
U.S. Tech
Breakthrough
Multisector ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 16,069,425 $ 21,838,415 $ 15,922,756 $ 2,504,512
Dividends — affiliated ................................................... 70,468 180,172 369,900 18,530
Securities lending income — affiliated — net ................................... 768,152 216,260 652,137 87,978
Foreign taxes withheld .................................................. — (10,688) (179,933) —
Total investment income ...................................................
16,908,045 22,224,159 16,764,860 2,611,020
EXPENSES
Investment advisory .................................................... 1,566,407 969,481 1,952,512 1,362,759
Total expenses .........................................................
1,566,407 969,481 1,952,512 1,362,759
Less: – – – –
Investment advisory fees waived ........................................... — — — (340,690)
Total expenses after fees waived .............................................
1,566,407 969,481 1,952,512 1,022,069
Net investment income ....................................................
15,341,638 21,254,678 14,812,348 1,588,951
REALIZED AND UNREALIZED GAIN (LOSS) $ (14,710,916) $ 144,744,445 $ 74,716,026 $ 87,569,505
Net realized gain (loss) from:
Investments — unaffiliated ............................................. (30,753,222) (14,052,315) (91,245,590) (13,064,749)
Investments — affiliated ............................................... 1,183 12,022 25,507 379
Capital gain distributions from underlying funds — affiliated ........................ 1 1 7 —
Foreign currency transactions ........................................... — (447) — —
Futures contracts .................................................... 188,773 452,390 161,458 39,326
In-kind redemptions — unaffiliated
(a)
....................................... 4,711,646 31,188,614 176,061,788 58,231,752
In-kind redemptions — affiliated
(a)
......................................... — 39,018 — —
Swaps   .......................................................... — — (2,770,676) —
(25,851,619) 17,639,283 82,232,494 45,206,708
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. 11,198,955 126,985,155 (6,988,976) 42,373,669
Investments — affiliated ............................................... 5,747 261,680 (7,609) (954)
Futures contracts .................................................... (63,999) (141,675) (112,594) (9,920)
Swaps   .......................................................... — — (407,290) —
11,140,703 127,105,160 (7,516,469) 42,362,795
Net realized and unrealized gain (loss) .........................................
(14,710,916) 144,744,443 74,716,025 87,569,503
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 630,722 $ 165,999,121 $ 89,528,373 $ 89,158,454
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
iShares MSCI USA Small-Cap Min Vol
Factor ETF iShares U.S. Equity Factor ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/23
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 15,341,638 $ 10,284,820 $ 21,254,678 $ 17,799,946
Net realized gain (loss) .................................................... (25,851,619) 23,374,540 17,639,283 148,688,630
Net change in unrealized appreciation (depreciation) ................................ 11,140,703 (68,944,625) 127,105,160 (204,723,793)
Net increase (decrease) in net assets resulting from operations ...........................
630,722 (35,285,265) 165,999,121 (38,235,217)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(14,809,861) (10,526,720) (20,833,016) (16,912,315)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
72,297,641 (57,006,388) 113,868,885 131,646,806
NET ASSETS
Total increase (decrease) in net assets ........................................... 58,118,502 (102,818,373) 259,034,990 76,499,274
Beginning of year ..........................................................
770,167,926 872,986,299 1,171,975,605 1,095,476,331
End of year ..............................................................
$ 828,286,428 $ 770,167,926 $ 1,431,010,595 $ 1,171,975,605
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2023
iShares Annual Report to Shareholders

See notes to financial statements.
iShares U.S. Small-Cap Equity Factor
ETF
iShares U.S. Tech Breakthrough
Multisector ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/23
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 14,812,348 $ 10,649,190 $ 1,588,951 $ 1,624,016
Net realized gain ........................................................ 82,232,494 99,969,663 45,206,708 11,961,329
Net change in unrealized appreciation (depreciation) ................................ (7,516,469) (161,097,998) 42,362,795 (119,299,251)
Net increase (decrease) in net assets resulting from operations ...........................
89,528,373 (50,479,145) 89,158,454 (105,713,906)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(14,979,392) (12,443,279) (1,590,805) (1,652,218)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(250,139,646) 36,940,830 (116,096,855) 20,767,865
NET ASSETS
Total decrease in net assets .................................................. (175,590,665) (25,981,594) (28,529,206) (86,598,259)
Beginning of year ..........................................................
990,459,110 1,016,440,704 345,719,118 432,317,377
End of year ..............................................................
$ 814,868,445 $ 990,459,110 $ 317,189,912 $ 345,719,118
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
iShares MSCI USA Small-Cap Min Vol Factor ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ................................
$ 35.91  $ 37.96  $ 29.91  $ 34.10  $ 31.53
Net investment income
(a)
.......................................
0.68  0.47  0.40  0.54  0.60
Net realized and unrealized gain (loss)
(b)
.............................
(0.76) (2.04) 8.09  (4.17) 2.48
Net increase (decrease) from investment operations ...................... (0.08) (1.57) 8.49  (3.63) 3.08
Distributions from net investment income
(c)
............................. (0.66) (0.48) (0.44) (0.56) (0.51)
Net asset value, end of year ..................................... $ 35.17  $ 35.91  $ 37.96  $ 29.91  $ 34.10
Total Return
(d)
— — — — —
Based on net asset value ........................................ (0.12)% (4.17)% 28.66% (10.73)% 9.91%
Ratios to Average Net Assets
(e)
Total expenses ...............................................
0.20% 0.20% 0.20% 0.20% 0.20%
Net investment income ..........................................
1.96% 1.27% 1.16% 1.72% 1.85%
Supplemental Data
Net assets, end of year (000) ...................................... $ 828,286  $ 770,168  $ 872,986  $ 829,866  $ 211,435
Portfolio turnover rate
(f)
.......................................... 58% 51% 50% 43% 48%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Annual Report to Shareholders

iShares U.S. Equity Factor ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year .................................
$ 41.49  $ 43.64  $ 32.57  $ 32.13  $ 33.01
Net investment income
(a)
........................................
0.72  0.65  0.46  0.57  0.58
Net realized and unrealized gain (loss)
(b)
..............................
4.59  (2.19) 11.03  0.50  (0.55)
Net increase (decrease) from investment operations ....................... 5.31  (1.54) 11.49  1.07  0.03
Distributions from net investment income
(c)
.............................. (0.71) (0.61) (0.42) (0.63) (0.91)
Net asset value, end of year ...................................... $ 46.09  $ 41.49  $ 43.64  $ 32.57  $ 32.13
Total Return
(d)
— — — — —
Based on net asset value ......................................... 13.09% (3.58)% 35.53% 3.50% 0.38%
Ratios to Average Net Assets
(e)
Total expenses ................................................
0.08% 0.16% 0.20% 0.20% 0.20%
Total expenses after fees waived ....................................
0.08% 0.16% 0.20% 0.20% 0.20%
Net investment income ...........................................
1.75% 1.50% 1.20% 1.79% 1.84%
Supplemental Data
Net assets, end of year (000) ....................................... $ 1,431,011  $ 1,171,976  $ 1,095,476  $ 832,254  $ 1,049,184
Portfolio turnover rate
(f)
........................................... 21% 95% 43% 42% 45%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares U.S. Small-Cap Equity Factor ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of year ................................
$ 51.72  $ 54.65  $ 37.38  $ 40.96  $ 42.97
Net investment income
(a)
.......................................
0.81  0.56  0.42  0.49  0.53
Net realized and unrealized gain (loss)
(b)
.............................
4.87  (2.84) 17.43  (3.53) (2.04)
Net increase (decrease) from investment operations ...................... 5.68  (2.28) 17.85  (3.04) (1.51)
Distributions from net investment income
(c)
............................. (0.81) (0.65) (0.58) (0.54) (0.50)
Net asset value, end of year ..................................... $ 56.59  $ 51.72  $ 54.65  $ 37.38  $ 40.96
Total Return
(d)
— — — — —
Based on net asset value ........................................ 11.23% (4.23)% 48.13% (7.39)% (3.45)%
Ratios to Average Net Assets
(e)
Total expenses ...............................................
0.21% 0.30% 0.30% 0.30% 0.30%
Total expenses after fees waived ...................................
0.21% 0.30% 0.30% 0.30% 0.30%
Net investment income ..........................................
1.58% 1.04% 0.87% 1.31% 1.31%
Supplemental Data
Net assets, end of year (000) ...................................... $ 814,868  $ 990,459  $ 1,016,441  $ 540,110  $ 258,075
Portfolio turnover rate
(f)
.......................................... 108% 46% 46% 48% 45%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Annual Report to Shareholders

iShares U.S. Tech Breakthrough Multisector ETF
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Period from
01/08/20
(a)
to 07/31/20
Net asset value, beginning of period .............................................
$ 30.87  $ 41.17  $ 30.72  $ 25.21
Net investment income
(b)
.....................................................
0.15  0.15  0.15  0.07
Net realized and unrealized gain (loss)
(c)
...........................................
8.53  (10.29) 10.48  5.60
Net increase (decrease) from investment operations .................................... 8.68  (10.14) 10.63  5.67
Distributions
(d)
– – – –
From net investment income ..................................................
(0.15) (0.16) (0.15) (0.16)
From net realized gain .......................................................
—  —  (0.03) —
Total distributions ........................................................... (0.15) (0.16) (0.18) (0.16)
Net asset value, end of period .................................................. $ 39.40  $ 30.87  $ 41.17  $ 30.72
Total Return
(e)
— — — —
Based on net asset value ...................................................... 28.28% (24.71)% 34.72% 22.73%
(f)
Ratios to Average Net Assets
(g)
Total expenses .............................................................
0.40% 0.40% 0.40% 0.40%
(h)
Total expenses after fees waived .................................................
0.30% 0.30% 0.30% 0.30%
(h)
Net investment income ........................................................
0.47% 0.41% 0.43% 0.43%
(h)
Supplemental Data
Net assets, end of period (000) .................................................. $ 317,190  $ 345,719  $ 432,317  $ 344,073
Portfolio turnover rate
(i)
........................................................ 21% 10% 11% 12%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  July 31, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
MSCI USA Small-Cap Min Vol Factor ....................................................................................... Diversified
U.S. Equity Factor .................................................................................................... Diversified
U.S. Small-Cap Equity Factor
(a)
........................................................................................... Diversified
U.S. Tech Breakthrough Multisector ........................................................................................ Diversified
(a)
Formerly the iShares MSCI USA Small-Cap Multifactor ETF.

Notes to Financial Statements
(continued)
2023
iShares Annual Report to Shareholders

3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities

Notes to Financial Statements
(continued)

Notes to Financial Statements
but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
MSCI USA Small-Cap Min Vol Factor
Barclays Bank PLC ..................................... $ 2,171,561 $ (2,171,561) $ – $ –
BNP Paribas SA ....................................... 2,978,361 (2,978,361) – –
Citadel Clearing LLC .................................... 23,262 (23,238) – 24
(b)
Citigroup Global Markets, Inc. .............................. 168,785 (168,785) – –
HSBC Bank PLC ...................................... 198,276 (198,276) – –
J.P. Morgan Securities LLC ............................... 8,869,223 (8,869,223) – –
Jefferies LLC ......................................... 361,134 (357,575) – 3,559
(b)
Morgan Stanley ....................................... 7,404,051 (7,404,051) – –
SG Americas Securities LLC .............................. 11,560 (11,560) – –
State Street Bank & Trust Co. .............................. 375,820 (375,820) – –
Toronto-Dominion Bank .................................. 33,694 (33,694) – –
UBS AG ............................................ 127,616 (127,616) – –
UBS Securities LLC .................................... 467,944 (467,944) – –
Wells Fargo Bank N.A. .................................. 81,403 (81,403) – –
Wells Fargo Securities LLC ............................... 36,052 (36,052) – –
$ 23,308,742 $ (23,305,159) $ – $ 3,583
U.S. Equity Factor
Barclays Bank PLC ..................................... $ 502,089 $ (502,089) $ – $ –
BofA Securities, Inc. .................................... 367,913 (367,913) – –
HSBC Bank PLC ...................................... 480,929 (480,929) – –
J.P. Morgan Securities LLC ............................... 57,148 (57,148) – –
Jefferies LLC ......................................... 2,005,725 (2,005,725) – –
Scotia Capital (USA), Inc. ................................ 176,653 (176,653) – –
UBS Securities LLC .................................... 1,327,040 (1,327,040) – –
Wells Fargo Bank N.A. .................................. 286,225 (286,225) – –
$ 5,203,722 $ (5,203,722) $ – $ –
U.S. Small-Cap Equity Factor
Barclays Bank PLC ..................................... $ 4,714,997 $ (4,714,997) $ – $ –
BNP Paribas SA ....................................... 3,031,033 (3,002,035) – 28,998
(b)
BofA Securities, Inc. .................................... 5,511,137 (5,511,137) – –
Citadel Clearing LLC .................................... 2,876,310 (2,876,310) – –
Citigroup Global Markets, Inc. .............................. 2,452,081 (2,380,572) – 71,509
(b)
Goldman Sachs & Co. LLC ............................... 14,710,028 (14,710,028) – –
HSBC Bank PLC ...................................... 2,769,533 (2,769,533) – –
J.P. Morgan Securities LLC ............................... 10,107,103 (10,107,103) – –
Jefferies LLC ......................................... 715,663 (715,663) – –
National Financial Services LLC ............................ 1,945,007 (1,945,007) – –
Natixis SA ........................................... 83,195 (81,893) – 1,302
(b)
RBC Capital Markets LLC ................................ 81 (62) – 19
(b)
Scotia Capital (USA), Inc. ................................ 234,575 (234,575) – –
SG Americas Securities LLC .............................. 2,189 (2,189) – –
State Street Bank & Trust Co. .............................. 465,924 (465,924) – –
Toronto-Dominion Bank .................................. 390,045 (390,045) – –
UBS AG ............................................ 2,280,160 (2,215,994) – 64,166
(b)
Virtu Americas LLC ..................................... 922,158 (922,158) – –
Wells Fargo Bank N.A. .................................. 539,831 (539,831) – –

Notes to Financial Statements
(continued)
2023
iShares Annual Report to Shareholders

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter ("OTC")
market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the U.S. Small-Cap Equity Factor to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
U.S. Small-Cap Equity Factor (continued)
Wells Fargo Securities LLC ............................... 349,732 (349,732) – –
$ 54,100,782 $ (53,934,788) $ – $ 165,994
U.S. Tech Breakthrough Multisector
Barclays Bank PLC ..................................... $ 1,262,975 $ (1,262,975) $ – $ –
BofA Securities, Inc. .................................... 159,323 (150,727) – 8,596
(b)
Citadel Clearing LLC .................................... 81,253 (81,253) – –
Citigroup Global Markets, Inc. .............................. 163,088 (157,198) – 5,890
(b)
HSBC Bank PLC ...................................... 1,160,453 (1,160,453) – –
J.P. Morgan Securities LLC ............................... 12,490,831 (12,347,947) – 142,884
(b)
Jefferies LLC ......................................... 102,690 (99,556) – 3,134
(b)
Morgan Stanley ....................................... 60,250 (60,250) – –
Toronto-Dominion Bank .................................. 229,436 (229,436) – –
UBS Securities LLC .................................... 99,558 (99,558) – –
$ 15,809,857 $ (15,649,353) $ – $ 160,504
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of July 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the
Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Effective December 16, 2022, for its investment advisory services to the iShares U.S. Small-Cap Equity Factor ETF, BFA is entitled to an annual investment advisory fee of
0.15%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to December 16, 2022, BFA was entitled to an annual investment advisory fee of 0.30%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Expense Waivers : BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). For the iShares U.S. Tech Breakthrough Multisector ETF, BFA has elected to implement a voluntary fee waiver in order to limit the Fund’s total annual operating expenses after fee waiver to 0.30%, and currently intends to keep such voluntary fee waiver for the Fund in place through December 31, 2023. Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
iShares ETF Investment Advisory Fees
MSCI USA Small-Cap Min Vol Factor .................................................................................... 0.20%
U.S. Equity Factor ................................................................................................. 0.08
U.S. Small-Cap Equity Factor ......................................................................................... 0.15
U.S. Tech Breakthrough Multisector ..................................................................................... 0.40

Notes to Financial Statements
(continued)
2023
iShares Annual Report to Shareholders

These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July
31, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts Waived
U.S. Tech Breakthrough Multisector ........................................................................................ $ 340,690
iShares ETF Amounts
MSCI USA Small-Cap Min Vol Factor ........................................................................................... $ 192,838
U.S. Equity Factor ........................................................................................................ 56,935
U.S. Small-Cap Equity Factor ................................................................................................ 178,122
U.S. Tech Breakthrough Multisector ............................................................................................ 25,763
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Small-Cap Min Vol Factor ........................................................ $ 21,687,439 $ 76,748,066 $ 5,708,841
U.S. Equity Factor ..................................................................... 89,883,548 85,344,357 (7,625,069)
U.S. Small-Cap Equity Factor ............................................................. 111,998,313 109,159,924 (947,963)
U.S. Tech Breakthrough Multisector ......................................................... 33,408,296 32,786,080 (5,578,957)

Notes to Financial Statements
(continued)

Notes to Financial Statements
7. Purchases and Sales
For the year ended July 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2023, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of July 31, 2023, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF Purchases Sales
MSCI USA Small-Cap Min Vol Factor ........................................................................ $ 456,959,138 $ 451,333,830
U.S. Equity Factor ..................................................................................... 255,724,288 253,747,435
U.S. Small-Cap Equity Factor ............................................................................. 1,054,917,043 1,036,527,955
U.S. Tech Breakthrough Multisector ......................................................................... 71,085,458 70,397,619
iShares ETF
In-kind
Purchases
In-kind
Sales
MSCI USA Small-Cap Min Vol Factor ........................................................................ $ 92,005,103 $ 23,200,514
U.S. Equity Factor ..................................................................................... 305,256,391 191,790,301
U.S. Small-Cap Equity Factor ............................................................................. 540,272,785 805,107,429
U.S. Tech Breakthrough Multisector ......................................................................... 35,679,354 152,442,175
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
MSCI USA Small-Cap Min Vol Factor ............................................................. $ 4,710,727 $ (4,710,727)
U.S. Equity Factor .......................................................................... 31,170,921 (31,170,921)
U.S. Small-Cap Equity Factor .................................................................. 174,367,554 (174,367,554)
U.S. Tech Breakthrough Multisector .............................................................. 58,231,606 (58,231,606)
—
iShares ETF
Year Ended
07/31/23
Year Ended
07/31/22
MSCI USA Small-Cap Min Vol Factor
Ordinary income ........................................................................................... $ 14,809,861 $ 10,526,720
U.S. Equity Factor
Ordinary income ........................................................................................... $ 20,833,016 $ 16,912,315
U.S. Small-Cap Equity Factor
Ordinary income ........................................................................................... $ 14,979,392 $ 12,443,279
U.S. Tech Breakthrough Multisector
Ordinary income ........................................................................................... $ 1,590,805 $ 1,652,218
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-
Year Losses
(c)
Total
MSCI USA Small-Cap Min Vol Factor ......................... $ 757,534 $ (119,139,198) $ 53,405,249 $ — $ (64,976,415)
U.S. Equity Factor ...................................... 2,412,794 (103,335,460) 171,408,531 — 70,485,865
U.S. Small-Cap Equity Factor .............................. — (107,699,072) 52,755,431 (1,773,671) (56,717,312)
U.S. Tech Breakthrough Multisector .......................... 31,398 (20,026,677) 35,600,068 — 15,604,789
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the accounting for swap agreements.
(c)
The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

Notes to Financial Statements
(continued)
2023
iShares Annual Report to Shareholders

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of July 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI USA Small-Cap Min Vol Factor .................................... $ 799,575,665 $ 102,349,815 $ (48,944,566) $ 53,405,249
U.S. Equity Factor ................................................. 1,263,370,331 211,257,205 (39,848,674) 171,408,531
U.S. Small-Cap Equity Factor ......................................... 816,024,106 102,002,756 (49,247,325) 52,755,431
U.S. Tech Breakthrough Multisector ..................................... 297,337,542 65,696,336 (30,096,268) 35,600,068

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Year Ended
07/31/23
Year Ended
07/31/22
iShares ETF Shares Amount Shares Amount
MSCI USA Small-Cap Min Vol Factor
Shares sold 2,800,000 $ 96,635,404 3,800,000 $ 142,110,395
Shares redeemed (700,000) (24,337,763) (5,350,000) (199,116,783)
2,100,000 $ 72,297,641 (1,550,000) $ (57,006,388)
U.S. Equity Factor
Shares sold 7,600,000 $ 306,932,271 15,650,000 $ 661,128,396
Shares redeemed (4,800,000) (193,063,386) (12,500,000) (529,481,590)
2,800,000 $ 113,868,885 3,150,000 $ 131,646,806
U.S. Small-Cap Equity Factor
Shares sold 10,700,000 $ 567,660,550 5,650,000 $ 308,921,820
Shares redeemed (15,450,000) (817,800,196) (5,100,000) (271,980,990)
(4,750,000) $ (250,139,646) 550,000 $ 36,940,830
U.S. Tech Breakthrough Multisector
Shares sold 950,000 $ 35,779,584 2,150,000 $ 74,576,481
Shares redeemed (4,100,000) (151,876,439) (1,450,000) (53,808,616)
(3,150,000) $ (116,096,855) 700,000 $ 20,767,865

Notes to Financial Statements
(continued)
2023
iShares Annual Report to Shareholders

11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2023, the related statements of operations for the year ended July 31, 2023, the statements of changes in net assets for each of the two years in the period ended July 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2023 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 22, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares MSCI USA Small-Cap Min Vol Factor ETF
iShares U.S. Equity Factor ETF
iShares U.S. Small-Cap Equity Factor ETF
iShares U.S. Tech Breakthrough Multisector ETF

Important Tax Information (Unaudited)
2023
iShares Annual Report to Shareholders

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2023:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2023:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2023 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
MSCI USA Small-Cap Min Vol Factor ..................................................................................... $ 12,634,007
U.S. Equity Factor .................................................................................................. 20,570,103
U.S. Small-Cap Equity Factor .......................................................................................... 12,222,710
U.S. Tech Breakthrough Multisector ...................................................................................... 2,314,835
iShares ETF
Qualified Business
Income
MSCI USA Small-Cap Min Vol Factor ..................................................................................... $ 848,329
U.S. Equity Factor .................................................................................................. 356,274
U.S. Small-Cap Equity Factor .......................................................................................... 309,332
U.S. Tech Breakthrough Multisector ...................................................................................... 38,268
iShares ETF
Dividends-Received
Deduction
MSCI USA Small-Cap Min Vol Factor ....................................................................................... 80.54%
U.S. Equity Factor .................................................................................................... 95.27
U.S. Small-Cap Equity Factor ............................................................................................ 85.62
U.S. Tech Breakthrough Multisector ........................................................................................ 100.00

Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract
iShares MSCI USA Small-Cap Min Vol Factor ETF, iShares U.S. Equity Factor ETF, iShares U.S. Small-Cap Equity Factor ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

Board Review and Approval of Investment Advisory Contract
(continued)
2023
iShares Annual Report to Shareholders

calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

Board Review and Approval of Investment Advisory Contract
iShares U.S. Tech Breakthrough Multisector ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

Board Review and Approval of Investment Advisory Contract
(continued)
2023
iShares Annual Report to Shareholders

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)

Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
July 31, 2023
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
MSCI USA Small-Cap Min Vol Factor ........ $ 0.658192 $ — $ — $ 0.658192 100% —% —% 100%
U.S. Small-Cap Equity Factor ............. 0.814690 — — 0.814690 100 — — 100
U.S. Tech Breakthrough Multisector ......... 0.145141 — — 0.145141 100 — — 100

Trustee and Officer Information
(unaudited)
2023
iShares Annual Report to Shareholders

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the
Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust, and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 387 funds as of July 31, 2023. With the exception of Robert S. Kapito, Salim Ramji and Aaron Wasserman,
the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Wasserman is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the
Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free
1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S.
Kapito
(a)
(1957)
Trustee (since
2009).
President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of
BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock,
Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since
2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since
2002).
Director of BlackRock, Inc. (since 2006); Director of
iShares, Inc. (since 2009); Trustee of iShares U.S.
ETF Trust (since 2011).
Salim Ramji
(b)
(1970)
Trustee (since
2019).
Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s
ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth
Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc.
(2014-2015); Senior Partner, McKinsey & Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Kerrigan
(1955)
Trustee
(since 2005);
Independent
Board Chair (since
2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011); Independent
Board Chair of iShares, Inc. and iShares U.S. ETF
Trust (since 2022).
Jane D. Carlin
(1956)
Trustee (since
2015); Risk
Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the
Nominating and Governance Committee (2017-2018) and Director of PHH Corporation
(mortgage solutions) (2012-2018); Managing Director and Global Head of Financial
Holding Company Governance & Assurance and the Global Head of Operational Risk
Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member of
the Audit Committee (since 2016), Chair of the
Audit Committee (since 2020) and Director of The
Hanover Insurance Group, Inc. (since 2016).
Richard L.
Fagnani
(1954)
Trustee (since
2017); Audit
Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert
(1949)
Trustee (since
2005); Nominating
and Governance
and Equity Plus
Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance,
Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET,
New York’s public media company (since 2011) and Member of the Audit Committee
(since 2018), Investment Committee (since 2011) and Personnel Committee (since
2022); Member of the Wyoming State Investment Funds Committee (since 2022);
Director of the Jackson Hole Center for the Arts (since 2021); Trustee of Forward Funds
(14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).
Drew E.
Lawton
(1959)
Trustee (since
2017); 15(c)
Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).

Trustee and Officer Information
(unaudited) (continued)

Trustee and Officer Information
Officers
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E.
Martinez
(1961)
Trustee (since
2003); Securities
Lending
Committee Chair
(since 2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan
(1964)
Trustee (since
2011); Fixed-
Income Plus
Committee Chair
(since 2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth
School of Business (since 2017); Advisory Board Member (since 2016) and Director
(since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research
in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting,
Stanford University Graduate School of Business (2001-2017); Professor of Law (by
courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic
Affairs and Head of MBA Program, Stanford University Graduate School of Business
(2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Dominik Rohé
(1973)
President (since
2023).
Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America (2019-
2023).
Trent Walker
(1974)
Treasurer and
Chief Financial
Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock
Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of
PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO
Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts
Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Aaron Wasserman
(1974)
Chief Compliance
Officer (since
2023).
Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock Multi-Asset
Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (2014-2023).
Marisa Rolland
(1980)
Secretary (since
2022).
Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).
Rachel Aguirre
(1982)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020- 2021); Head of Developed Markets
Portfolio Engineering (2016-2019).
Jennifer Hsui
(1976)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James Mauro
(1970)
Executive Vice
President (since
2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core
Portfolio Management (since 2020).
Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.
Independent Trustees
(continued)

General Information
2023
iShares Semi-Annual Report to Shareholders

Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s  policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR American Depositary Receipts
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust
Currency Abbreviation
USD United States Dollar

iS-AR-719-0723
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., STOXX Ltd., or ICE Data
Indices LLC nor do these companies make any representation regarding the advisability of investing in the iShares
Funds. BlackRock is not affiliated with the companies listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.      Code of Ethics.

The registrant
has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics.
The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.      Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.      Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the eight series of the registrant for which the fiscal year-end is July 31, 2023 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees
– The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $84,000 for the fiscal year ended
July 31, 2022
and $88,100 for the fiscal year ended July 31, 2023.

(b)

Audit-Related Fees
– There were no fees billed for the fiscal years end
ed July 31, 2022
and July 31, 2023 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees
– The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $77,600 for the fiscal year ended
July 31, 2022
and $77,600 for the fiscal year ended July 31, 2023. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees
– There were no other fees billed in each of the fiscal years end ed July 31, 2022 and July 31, 2023
for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not Applicable

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $77,600 for the fiscal year ended
July 31, 2022
and $77,600 for the fiscal year ended July 31, 2023.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i)

Not Applicable

(j)

Not Applicable

Item 5.      Audit Committee of Listed Registrants.

(a)
The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934.  The registrant’s audit committee members are Richard L. Fagnani, Cecilia H. Herbert and Madhav V. Rajan.

(b) Not applicable.

Item 6.      Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

      There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.    Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

      (a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.

(a)

(4) Change in Registrant’s independent public accountant – Not Applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	September 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	September 22, 2023

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	September 22, 2023